UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Reports to Stockholders

Semi-Annual Report

June 30, 2017

Elfun Funds

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

Elfun Funds

Semi-Annual Report

June 30, 2017 (Unaudited)

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

Elfun Funds

Notes to Performance — June 30, 2017 (Unaudited)

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Elfun Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or by any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Fund.

A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

Elfun International Equity Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2017	$1,123.90	$1,022.91
Expenses paid during the period*	$2.00	$1.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.38% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Elfun International Equity Fund

Elfun International Equity Fund

Fund Information — June 30, 2017 (Unaudited)

Sector Allocation

Portfolio Compositions as a % of Fair Value of $222,680 (in thousands) as of June 30, 2017 (a)(b)

Top Ten Largest Holdings

as of June 30, 2017 (as a % of Fair Value) (a)(b)

Nestle S.A.	3.36%
Mitsubishi UFJ Financial Group Inc.	2.39%
Roche Holding AG	2.39%
SoftBank Group Corp.	2.25%
ASML Holding N.V.	2.21%
Bayer AG	2.10%
AIA Group Ltd.	2.06%
FANUC Corp.	1.92%
BNP Paribas S.A.	1.91%
Keyence Corp.	1.89%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun International Equity Fund	3

Elfun International Equity Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.5%†
Australia - 0.8%
Suncorp Group Ltd.	161,472	1,835,562

Belgium - 1.0%
Anheuser-Busch InBev S.A.	19,963	2,201,971

Canada - 2.4%
Brookfield Asset Management Inc., Class A	29,978	1,174,698
Cenovus Energy Inc.	159,841	1,176,623
Seven Generations Energy Ltd., Class A (a)	177,207	3,030,550

		5,381,871

China - 1.0%
NetEase Inc. ADR	7,796	2,343,711

France - 11.0%
Airbus SE	35,303	2,899,068
AXA S.A.	120,497	3,291,517
BNP Paribas S.A.	59,056	4,247,489
Sanofi	37,534	3,585,716
Schneider Electric SE (a)	39,230	3,009,914
Valeo S.A.	50,591	3,403,815
Vivendi S.A.	184,336	4,097,664

		24,535,183

Germany - 9.6%
Bayer AG	36,242	4,679,214
Fresenius SE & Company KGaA	34,375	2,942,833
HeidelbergCement AG	33,247	3,209,917
KION Group AG	37,887	2,891,748
SAP SE	36,183	3,774,006
Wacker Chemie AG	15,891	1,722,732
Zalando SE (a)	50,483	2,303,711

		21,524,161

Hong Kong - 2.1%
AIA Group Ltd.	628,567	4,593,605

India - 2.7%
ICICI Bank Ltd.	677,031	3,037,541
Power Grid Corporation of India Ltd.	923,858	3,007,229

		6,044,770

Ireland - 1.4%
Kerry Group PLC, Class A	35,675	3,065,111

Italy - 1.4%
Intesa Sanpaolo S.p.A.	1,009,556	3,196,423

	Number of Shares	Fair Value $
Japan - 26.2%
Daikin Industries Ltd.	40,100	4,093,512
FANUC Corp.	22,200	4,278,578
Kao Corp.	63,400	3,764,728
Keyence Corp.	9,600	4,215,593
Komatsu Ltd.	148,700	3,777,716
Mitsubishi Estate Company Ltd.	143,459	2,672,939
Mitsubishi UFJ Financial Group Inc.	792,600	5,324,443
Mitsui Fudosan Company Ltd.	148,518	3,543,098
Murata Manufacturing Company Ltd.	12,897	1,959,343
Nidec Corp.	40,700	4,169,251
Secom Company Ltd.	44,800	3,399,074
Sekisui House Ltd.	212,100	3,736,667
Shimano Inc.	21,000	3,323,069
SoftBank Group Corp.	62,001	5,019,785
Subaru Corp.	71,600	2,412,581
Tokio Marine Holdings Inc.	67,700	2,802,356

		58,492,733

Netherlands - 5.3%
ASML Holding N.V.	37,869	4,928,149
ING Groep N.V.	204,443	3,520,979
NXP Semiconductors N.V. (a)	30,856	3,377,189

		11,826,317

Norway - 1.5%
Statoil ASA	203,338	3,359,574

Portugal - 0.8%
Galp Energia SGPS S.A. (h)	125,692	1,900,210

South Africa - 1.5%
Naspers Ltd., Class N	17,477	3,394,693

South Korea - 1.2%
Samsung Electronics Company Ltd.	1,250	2,596,906

Spain - 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	382,936	3,173,044
Iberdrola S.A.	155,401	1,228,823

		4,401,867

Sweden - 4.0%
Assa Abloy AB, Class B	140,423	3,081,646
Hexagon AB, Class B	65,469	3,108,682
Telefonaktiebolaget LM Ericsson, Class B	372,505	2,660,892

		8,851,220

See Notes to Schedules of Investments and Notes to Financial Statements.

4	Elfun International Equity Fund

Elfun International Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Switzerland - 8.3%
Geberit AG (h)	5,802	2,709,397
Givaudan S.A. (h)	1,529	3,062,311
Nestle S.A.	85,835	7,479,696
Roche Holding AG	20,850	5,316,734

		18,568,138

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Company Ltd.	485,900	3,330,380

United Kingdom - 11.8%
Barclays PLC	1,324,733	3,488,843
BHP Billiton PLC	236,506	3,612,781
Johnson Matthey PLC	71,301	2,659,016
Prudential PLC	149,019	3,408,735
Shire PLC	73,646	4,054,173
Smith & Nephew PLC	177,763	3,059,493

	Number of Shares	Fair Value $
Vodafone Group PLC	1,466,191	4,147,066
WPP PLC	97,931	2,053,127

		26,483,234

Total Common Stock (Cost $187,970,294)		217,927,640

Short-Term Investments - 2.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $4,752,027) (d)(p)	4,752,027	4,752,027

Total Investments (Cost $192,722,321)		222,679,667

Other Assets and Liabilities, net - 0.3%		777,609

NET ASSETS - 100.0%		223,457,276

Other Information:

The Fund had the following short futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation

MSCI EAFE Mini Index Futures	September 2017	17	$(1,606,160)	$8,101

The Fund was invested in the following sectors at June 30, 2017 (unaudited):

Industry	Percentage (based on Fair Value)

Diversified Banks	11.67%
Pharmaceuticals	6.10%
Packaged Foods & Meats	4.74%
Building Products	4.44%
Wireless Telecommunication Services	4.12%
Life & Health Insurance	3.59%
Specialty Chemicals	3.34%
Electronic Equipment & Instruments	3.29%
Electrical Components & Equipment	3.22%
Semiconductors	3.01%
Construction Machinery & Heavy Trucks	3.00%
Integrated Oil & Gas	2.89%
Diversified Real Estate Activities	2.79%
Semiconductor Equipment	2.21%
Property & Casualty Insurance	2.08%
Industrial Machinery	1.92%
Electric Utilities	1.90%
Movies & Entertainment	1.84%

Industry	Percentage (based on Fair Value)

Biotechnology	1.82%
Application Software	1.70%
Personal Products	1.69%
Home Building	1.68%
Diversified Metals & Mining	1.62%
Auto Parts & Equipment	1.53%
Security & Alarm Services	1.53%
Cable & Satellite	1.53%
Leisure Products	1.49%
Multi-Line Insurance	1.48%
Construction Materials	1.44%
Healthcare Equipment	1.37%
Oil & Gas Exploration & Production	1.36%
Healthcare Services	1.32%
Aerospace & Defense	1.30%
Communications Equipment	1.20%
Technology Hardware, Storage & Peripherals	1.17%
Automobile Manufacturers	1.08%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	5

Elfun International Equity Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Industry	Percentage (based on Fair Value)
Internet Software & Services	1.05%
Internet & Direct Marketing Retail	1.04%
Brewers	0.99%
Advertising	0.92%
Electronic Components	0.88%
Asset Management & Custody Banks	0.53%

97.87%

Short-Term Investments
Short-Term Investments	2.13%

2.13%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,981,686	$6,981,686	25,887,802	28,117,461	4,752,027	$4,752,027	$9,363
State Street Institutional U.S. Government Money Market Fund - Premier Class	—	—	4,577,575	4,577,575	—	—	230

		$6,981,686				$4,752,027	$9,593

See Notes to Schedules of Investments and Notes to Financial Statements.

6	Elfun International Equity Fund

Elfun Trusts

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2017	$1,134.70	$1,023.90
Expenses paid during the period*	$0.95	$0.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.18% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Trusts	7

Elfun Trusts

Fund Information — June 30, 2017 (Unaudited)

Sector Allocation

Portfolio Compositions as a % of Fair Value of $2,591,317 (in thousands) on June 30, 2017 (a)(b)

Top Ten Largest Holdings

as of June 30, 2017 (as a % of Fair Value) (a)(b)

Visa Inc., Class A	4.63%
Allergan PLC	4.41%
CME Group Inc.	4.35%
PepsiCo Inc.	4.28%
JPMorgan Chase & Co.	4.23%
The Charles Schwab Corp.	3.98%
Apple Inc.	3.83%
Charter Communications Inc., Class A	3.64%
American Tower Corp.	3.47%
Medtronic PLC	3.32%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

8	Elfun Trusts

Elfun Trusts

Schedule of Investments — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.2%†
Application Software - 3.5%
Intuit Inc.	300,000	39,843,000
salesforce.com Inc. (a)	600,000	51,960,000

		91,803,000

Automotive Retail - 0.4%
AutoZone Inc. (a)	20,000	11,409,200

Biotechnology - 8.0%
Alexion Pharmaceuticals Inc. (a)	430,000	52,318,100
Amgen Inc.	440,000	75,781,200
Gilead Sciences Inc.	700,000	49,546,000
Vertex Pharmaceuticals Inc. (a)	230,000	29,640,100

		207,285,400

Cable & Satellite - 9.7%
Charter Communications Inc., Class A (a)	280,000	94,318,000
Comcast Corp., Class A	1,360,000	52,931,200
Liberty Global PLC, Class C (a)	2,500,000	77,950,000
Sirius XM Holdings Inc.	4,700,000	25,709,000

		250,908,200

Data Processing & Outsourced Services - 5.9%
PayPal Holdings Inc. (a)	540,000	28,981,800
Square Inc., Class A (a)	200,000	4,692,000
Visa Inc., Class A	1,280,000	120,038,400

		153,712,200

Diversified Banks - 4.2%
JPMorgan Chase & Co.	1,200,000	109,680,000

Financial Exchanges & Data - 7.2%
CME Group Inc.	900,000	112,716,000
S&P Global Inc.	500,000	72,995,000

		185,711,000

Healthcare Equipment - 3.7%
Abbott Laboratories	200,000	9,722,000
Medtronic PLC	970,000	86,087,500

		95,809,500

Healthcare Supplies - 1.5%
The Cooper Companies Inc.	165,000	39,504,300

Home Improvement Retail - 1.7%
Lowe’s Companies Inc.	580,000	44,967,400

Industrial Machinery - 0.9%
Dover Corp.	275,000	22,060,500

	Number of Shares	Fair Value $
Integrated Oil & Gas - 2.0%
Chevron Corp.	490,000	51,121,700

Internet & Direct Marketing Retail - 3.1%
Amazon.com Inc. (a)	82,000	79,376,000

Internet Software & Services - 7.3%
Alibaba Group Holding Ltd. ADR (a)	170,000	23,953,000
Alphabet Inc., Class A (a)	38,000	35,327,840
Alphabet Inc., Class C (a)	83,000	75,424,590
Facebook Inc., Class A (a)	360,000	54,352,800

		189,058,230

Investment Banking & Brokerage - 4.0%
The Charles Schwab Corp.	2,400,000	103,104,000

Movies & Entertainment - 1.4%
The Walt Disney Co.	340,000	36,125,000

Oil & Gas Equipment & Services - 3.3%
Schlumberger Ltd.	1,300,000	85,592,000

Oil & Gas Exploration & Production - 0.3%
Pioneer Natural Resources Co.	50,000	7,979,000

Pharmaceuticals - 8.3%
Allergan PLC	470,000	114,252,300
Johnson & Johnson	460,000	60,853,400
Merck & Company Inc.	275,000	17,624,750
Pfizer Inc.	650,000	21,833,500

		214,563,950

Regional Banks - 1.0%
First Republic Bank	250,000	25,025,000

Reinsurance - 0.3%
Alleghany Corp. (a)	15,000	8,922,000

Restaurants - 0.6%
Starbucks Corp.	280,000	16,326,800

Semiconductor Equipment - 1.8%
Applied Materials Inc.	1,150,000	47,506,500

Semiconductors - 0.7%
Broadcom Ltd.	80,000	18,644,000

Soft Drinks - 4.3%
PepsiCo Inc.	960,000	110,870,400

Specialized REITs - 3.5%
American Tower Corp.	680,000	89,977,600

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts	9

Elfun Trusts

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Systems Software - 2.3%
Microsoft Corp.	850,000	58,590,500

Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc.	690,000	99,373,800

Trading Companies & Distributors - 2.5%
United Rentals Inc. (a)	580,000	65,371,800

Total Common Stock (Cost $1,462,723,038)		2,520,378,980

	Number of Shares	Fair Value $

Short-Term Investments - 2.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $70,937,689) (d)(p)	70,937,689	70,937,689

Total Investments (Cost $1,533,660,727)		2,591,316,669

Other Assets and Liabilities, net - 0.1%		2,197,281

NET ASSETS - 100.0%		2,593,513,950

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	53,209,078	$53,209,078	129,389,147	111,660,536	70,937,689	$70,937,689	$92,127
State Street Institutional U.S. Government Money Market Fund - Premier Class	—	—	156,161,509	156,161,509	—	—	120,554

		$53,209,078				$70,937,689	$212,681

See Notes to Schedules of Investments and Notes to Financial Statements.

10	Elfun Trusts

Elfun Diversified Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2017	$1,074.30	$1,022.71
Expenses paid during the period*	$2.16	$2.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Diversified Fund	11

Elfun Diversified Fund

Fund Information — June 30, 2017 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $212,203 (in thousands) as of June 30, 2017 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2017 (as a % of Fair Value) (a)(b)

Apple Inc.	1.25%
Microsoft Corp.	0.88%
Amazon.com Inc.	0.64%
Facebook Inc., Class A	0.60%
Johnson & Johnson	0.59%
Exxon Mobil Corp.	0.57%
JPMorgan Chase & Co.	0.54%
Berkshire Hathaway Inc., Class B	0.53%
Alphabet Inc., Class A	0.46%
Alphabet Inc., Class C	0.45%

(a)	Fair Value basis is inclusive of short-term investments in various money market funds.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

(c)	Includes investment in State Street Global Equity ex-U.S. Index Portfolio.

(d)	Includes investment in SPDR Bloomberg Barclays High Yield Bond ETF.

12	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Domestic Equity - 34.7%†
Common Stock - 34.7%
Advertising - 0.1%
Omnicom Group Inc.	821	68,061
The Interpublic Group of Companies Inc.	1,466	36,063

		104,124

Aerospace & Defense - 0.8%
Arconic Inc. (h)	1,619	36,670
General Dynamics Corp.	1,007	199,487
L3 Technologies Inc.	286	47,785
Lockheed Martin Corp.	873	242,353
Northrop Grumman Corp.	621	159,417
Raytheon Co.	1,035	167,132
Rockwell Collins Inc.	581	61,051
Textron Inc.	998	47,006
The Boeing Co. (h)	1,979	391,347
TransDigm Group Inc.	165	44,364
United Technologies Corp.	2,627	320,783

		1,717,395

Agricultural & Farm Machinery - 0.1%
Deere & Co.	1,028	127,051

Agricultural Products - 0.0%*
Archer-Daniels-Midland Co. (h)	2,005	82,967

Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc.	523	35,919
Expeditors International of Washington Inc.	666	37,616
FedEx Corp.	863	187,556
United Parcel Service Inc., Class B	2,408	266,301

		527,392

Airlines - 0.2%
Alaska Air Group Inc. (h)	455	40,841
American Airlines Group Inc. (h)	1,744	87,758
Delta Air Lines Inc.	2,570	138,112
Southwest Airlines Co.	2,164	134,471
United Continental Holdings Inc. (a)	996	74,949

		476,131

Alternative Carriers - 0.0%*
Level 3 Communications Inc. (a)	977	57,936

Apparel Retail - 0.2%
Foot Locker Inc.	500	24,640
L Brands Inc.	887	47,800
Ross Stores Inc.	1,375	79,379
The Gap Inc.	810	17,812

	Number of Shares	Fair Value $
The TJX Companies Inc.	2,208	159,351

		328,982

Apparel, Accessories & Luxury Goods - 0.1%
Coach Inc.	1,036	49,044
Hanesbrands Inc.	1,396	32,331
Michael Kors Holdings Ltd. (a)	607	22,004
PVH Corp.	293	33,549
Ralph Lauren Corp.	208	15,351
Under Armour Inc., Class A (a)	679	14,775
Under Armour Inc., Class C (a)	682	13,749
VF Corp.	1,122	64,627

		245,430

Application Software - 0.4%
Adobe Systems Inc. (a)(h)	1,766	249,783
ANSYS Inc. (a)	300	36,504
Autodesk Inc. (a)(h)	668	67,348
Citrix Systems Inc. (a)	506	40,267
Intuit Inc.	851	113,021
salesforce.com Inc. (a)	2,358	204,203
Synopsys Inc. (a)	500	36,465

		747,591

Asset Management & Custody Banks - 0.4%
Affiliated Managers Group Inc. (h)	202	33,504
Ameriprise Financial Inc.	534	67,973
BlackRock Inc. (h)	429	181,214
Franklin Resources Inc.	1,182	52,942
Invesco Ltd.	1,409	49,582
Northern Trust Corp.	786	76,407
State Street Corp. (e)	1,259	112,970
T Rowe Price Group Inc.	799	59,294
The Bank of New York Mellon Corp. (h)	3,675	187,498

		821,384

Auto Parts & Equipment - 0.0%*
BorgWarner Inc. (h)	739	31,304

Automobile Manufacturers - 0.2%
Ford Motor Co.	13,805	154,478
General Motors Co.	4,823	168,467

		322,945

Automotive Retail - 0.1%
Advance Auto Parts Inc. (h)	272	31,712
AutoNation Inc. (a)(h)	243	10,245
AutoZone Inc. (a)(h)	97	55,335
CarMax Inc. (a)	603	38,025
O’Reilly Automotive Inc. (a)(h)	319	69,778

		205,095

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	13

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Biotechnology - 1.1%
AbbVie Inc. (h)	5,602	406,201
Alexion Pharmaceuticals Inc. (a)(h)	788	95,876
Amgen Inc.	2,585	445,215
Biogen Inc. (a)(h)	764	207,319
Celgene Corp. (a)	2,727	354,156
Gilead Sciences Inc.	4,566	323,181
Incyte Corp. (a)	620	78,064
Regeneron Pharmaceuticals Inc. (a)	269	132,117
Vertex Pharmaceuticals Inc. (a)	866	111,601

		2,153,730

Brewers - 0.0%*
Molson Coors Brewing Co., Class B	581	50,164

Broadcasting - 0.1%
CBS Corp., Class B	1,298	82,786
Discovery Communications Inc., Class A (a)	561	14,491
Discovery Communications Inc., Class C (a)	815	20,546
Scripps Networks Interactive Inc., Class A	352	24,045

		141,868

Building Products - 0.1%
Fortune Brands Home & Security Inc.	570	37,187
Johnson Controls International PLC	3,310	143,522
Masco Corp.	1,093	41,763

		222,472

Cable & Satellite - 0.5%
Charter Communications Inc., Class A (a)	752	253,311
Comcast Corp., Class A	16,686	649,419
DISH Network Corp., Class A (a)	800	50,208

		952,938

Casinos & Gaming - 0.0%*
Wynn Resorts Ltd.	293	39,297

Commodity Chemicals - 0.0%*
LyondellBasell Industries N.V., Class A	1,154	97,386

Communications Equipment - 0.3%
Cisco Systems Inc.	17,560	549,628
F5 Networks Inc. (a)	241	30,621
Harris Corp.	409	44,614
Juniper Networks Inc.	1,405	39,171
Motorola Solutions Inc.	513	44,498

		708,532

	Number of Shares	Fair Value $
Computer & Electronics Retail - 0.0%*
Best Buy Company Inc. (h)	908	52,056

Construction & Engineering - 0.0%*
Fluor Corp.	514	23,531
Jacobs Engineering Group Inc.	446	24,258
Quanta Services Inc. (a)	558	18,369

		66,158

Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc.	2,081	223,624
Cummins Inc.	539	87,437
PACCAR Inc.	1,225	80,899

		391,960

Construction Materials - 0.1%
Martin Marietta Materials Inc.	211	46,965
Vulcan Materials Co.	449	56,879

		103,844

Consumer Finance - 0.3%
American Express Co. (h)	2,620	220,709
Capital One Financial Corp. (h)	1,691	139,710
Discover Financial Services	1,347	83,770
Navient Corp.	1,119	18,631
Synchrony Financial	2,686	80,097

		542,917

Copper - 0.0%*
Freeport-McMoRan Inc. (a)	4,627	55,570

Data Processing & Outsourced Services - 0.9%
Alliance Data Systems Corp. (h)	193	49,541
Automatic Data Processing Inc. (h)	1,586	162,501
Fidelity National Information Services Inc.	1,152	98,381
Fiserv Inc. (a)	752	92,000
Global Payments Inc.	468	42,270
Mastercard Inc., Class A	3,266	396,656
Paychex Inc.	1,109	63,146
PayPal Holdings Inc. (a)	3,975	213,338
The Western Union Co.	1,791	34,118
Total System Services Inc.	611	35,591
Visa Inc., Class A	6,488	608,445

		1,795,987

Department Stores - 0.0%*
Kohl’s Corp.	652	25,213
Macy’s Inc.	1,129	26,238
Nordstrom Inc.	429	20,519

		71,970

See Notes to Schedules of Investments and Notes to Financial Statements.

14	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (h)	674	32,757
Constellation Brands Inc., Class A	606	117,400

		150,157

Distributors - 0.0%*
Genuine Parts Co.	549	50,925
LKQ Corp. (a)	1,136	37,431

		88,356

Diversified Banks - 1.9%
Bank of America Corp. (h)	35,052	850,361
Citigroup Inc.	9,725	650,408
JPMorgan Chase & Co.	12,496	1,142,134
U.S. Bancorp	5,581	289,766
Wells Fargo & Co.	15,855	878,526

		3,811,195

Diversified Chemicals - 0.3%
Eastman Chemical Co.	542	45,523
EI du Pont de Nemours & Co.	3,081	248,667
The Dow Chemical Co.	3,979	250,956

		545,146

Diversified Support Services - 0.0%*
Cintas Corp.	318	40,081

Drug Retail - 0.3%
CVS Health Corp.	3,559	286,357
Walgreens Boots Alliance Inc.	2,941	230,310

		516,667

Electric Utilities - 0.7%
Alliant Energy Corp. (h)	840	33,743
American Electric Power Company Inc. (h)	1,726	119,905
Duke Energy Corp.	2,485	207,721
Edison International	1,143	89,371
Entergy Corp.	662	50,822
Eversource Energy	1,102	66,902
Exelon Corp.	3,260	117,588
FirstEnergy Corp.	1,572	45,839
NextEra Energy Inc.	1,666	233,457
PG&E Corp.	1,788	118,670
Pinnacle West Capital Corp.	411	35,001
PPL Corp. (h)	2,380	92,011
The Southern Co.	3,510	168,059
Xcel Energy Inc.	1,776	81,483

		1,460,572

	Number of Shares	Fair Value $
Electrical Components & Equipment - 0.2%
Acuity Brands Inc. (h)	163	33,135
AMETEK Inc.	755	45,730
Eaton Corporation PLC	1,578	122,816
Emerson Electric Co.	2,274	135,576
Rockwell Automation Inc.	444	71,910

		409,167

Electronic Components - 0.1%
Amphenol Corp., Class A	1,069	78,913
Corning Inc.	3,233	97,152

		176,065

Electronic Equipment & Instruments - 0.0%*
FLIR Systems Inc.	503	17,434

Environmental & Facilities Services - 0.1%
Republic Services Inc.	854	54,425
Stericycle Inc. (a)	314	23,965
Waste Management Inc.	1,412	103,570

		181,960

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc.	861	24,073
FMC Corp.	494	36,087
Monsanto Co.	1,558	184,405
The Mosaic Co.	1,294	29,542

		274,107

Financial Exchanges & Data - 0.3%
CBOE Holdings Inc.	300	27,420
CME Group Inc. (h)	1,203	150,664
Intercontinental Exchange Inc.	2,100	138,432
Moody’s Corp.	574	69,844
Nasdaq Inc.	421	30,097
S&P Global Inc.	907	132,413

		548,870

Food Distributors - 0.0%*
Sysco Corp.	1,738	87,474

Food Retail - 0.1%
The Kroger Co.	3,227	75,254
Whole Foods Market Inc.	1,176	49,521

		124,775

Footwear - 0.1%
NIKE Inc., Class B	4,625	272,875

General Merchandise Stores - 0.1%
Dollar General Corp.	839	60,484
Dollar Tree Inc. (a)	812	56,775

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	15

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Target Corp.	1,945	101,704

		218,963

Gold - 0.0%*
Newmont Mining Corp.	1,860	60,245

Health Care REITs - 0.1%
HCP Inc.	1,727	55,195
Ventas Inc.	1,238	86,016
Welltower Inc.	1,269	94,985

		236,196

Healthcare Distributors - 0.2%
AmerisourceBergen Corp.	568	53,693
Cardinal Health Inc.	1,102	85,868
Henry Schein Inc. (a)	277	50,696
McKesson Corp.	745	122,582
Patterson Companies Inc.	308	14,461

		327,300

Healthcare Equipment - 0.7%
Abbott Laboratories (h)	6,157	299,292
Baxter International Inc. (h)	1,698	102,797
Becton Dickinson and Co. (h)	754	147,113
Boston Scientific Corp. (a)(h)	4,799	133,028
CR Bard Inc. (h)	252	79,660
Danaher Corp.	2,168	182,957
Edwards Lifesciences Corp. (a)	740	87,498
Hologic Inc. (a)	1,028	46,651
IDEXX Laboratories Inc. (a)	301	48,587
Intuitive Surgical Inc. (a)	127	118,792
Stryker Corp.	1,088	150,993
Varian Medical Systems Inc. (a)	345	35,600
Zimmer Biomet Holdings Inc.	700	89,880

		1,522,848

Healthcare Facilities - 0.1%
HCA Healthcare Inc. (a)	1,009	87,985
Universal Health Services Inc., Class B	331	40,408

		128,393

Healthcare Services - 0.1%
DaVita Inc. (a)	583	37,755
Envision Healthcare Corp. (a)	433	27,136
Express Scripts Holding Co. (a)	2,037	130,042
Laboratory Corporation of America Holdings (a)	346	53,333
Quest Diagnostics Inc.	465	51,689

		299,955

	Number of Shares	Fair Value $
Healthcare Supplies - 0.1%
Align Technology Inc. (a)	250	37,530
DENTSPLY SIRONA Inc.	753	48,824
The Cooper Companies Inc.	180	43,096

		129,450

Healthcare Technology - 0.0%*
Cerner Corp. (a)	1,006	66,869

Home Building - 0.1%
DR Horton Inc.	1,253	43,316
Lennar Corp., Class A	726	38,710
PulteGroup Inc.	1,099	26,959

		108,985

Home Entertainment Software - 0.1%
Activision Blizzard Inc. (h)	2,435	140,183
Electronic Arts Inc. (a)	1,068	112,909

		253,092

Home Furnishing Retail - 0.0%*
Bed Bath & Beyond Inc. (h)	562	17,085

Home Furnishings - 0.0%*
Leggett & Platt Inc.	494	25,950
Mohawk Industries Inc. (a)	233	56,314

		82,264

Home Improvement Retail - 0.4%
Lowe’s Companies Inc.	2,983	231,272
The Home Depot Inc.	4,215	646,581

		877,853

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	2,733	49,932

Hotels, Resorts & Cruise Lines - 0.2%
Carnival Corp.	1,459	95,667
Hilton Worldwide Holdings Inc.	700	43,295
Marriott International Inc., Class A	1,103	110,642
Royal Caribbean Cruises Ltd.	571	62,370
Wyndham Worldwide Corp.	348	34,943

		346,917

Household Appliances - 0.0%*
Whirlpool Corp.	249	47,713

Household Products - 0.6%
Church & Dwight Company Inc.	875	45,395
Colgate-Palmolive Co. (h)	3,143	232,991
Kimberly-Clark Corp.	1,263	163,066
The Clorox Co.	446	59,425

See Notes to Schedules of Investments and Notes to Financial Statements.

16	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

The Procter & Gamble Co.	9,014	785,570

		1,286,447

Housewares & Specialties - 0.0%*
Newell Brands Inc.	1,682	90,189

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	476	22,815

Hypermarkets & Super Centers - 0.3%
Costco Wholesale Corp.	1,532	245,013
Wal-Mart Stores Inc.	5,182	392,173

		637,186

Independent Power Producers & Energy Traders - 0.0%*
AES Corp. (h)	2,435	27,053
NRG Energy Inc.	1,165	20,061

		47,114

Industrial Conglomerates - 0.8%
3M Co.	2,093	435,742
General Electric Co.	30,723	829,828
Honeywell International Inc.	2,670	355,884
Roper Technologies Inc.	355	82,193

		1,703,647

Industrial Gases - 0.1%
Air Products & Chemicals Inc. (h)	763	109,155
Praxair Inc.	1,004	133,080

		242,235

Industrial Machinery - 0.3%
Dover Corp.	574	46,046
Flowserve Corp.	482	22,379
Fortive Corp.	1,011	64,047
Illinois Tool Works Inc.	1,097	157,145
Ingersoll-Rand PLC	904	82,617
Parker-Hannifin Corp.	463	73,997
Snap-on Inc.	214	33,812
Stanley Black & Decker Inc.	557	78,387
Xylem Inc.	663	36,750

		595,180

Industrial REITs - 0.1%
Prologis Inc. REIT	1,852	108,601

Insurance Brokers - 0.1%
Arthur J Gallagher & Co. (h)	657	37,613
Marsh & McLennan Companies Inc.	1,814	141,420

		179,033

	Number of Shares	Fair Value $
Integrated Oil & Gas - 1.0%
Chevron Corp.	6,652	694,003
Exxon Mobil Corp. (h)	14,895	1,202,473
Occidental Petroleum Corp.	2,702	161,769

		2,058,245

Integrated Telecommunication Services - 0.7%
AT&T Inc. (h)	21,601	815,006
CenturyLink Inc.	2,019	48,213
Verizon Communications Inc.	14,327	639,844

		1,503,063

Internet & Direct Marketing Retail - 1.0%
Amazon.com Inc. (a)(h)	1,395	1,350,360
Expedia Inc.	410	61,070
Netflix Inc. (a)	1,535	229,344
The Priceline Group Inc. (a)	172	321,730
TripAdvisor Inc. (a)	422	16,120

		1,978,624

Internet Software & Services - 1.6%
Akamai Technologies Inc. (a)(h)	640	31,878
Alphabet Inc., Class A (a)(h)	1,046	972,445
Alphabet Inc., Class C (a)(h)	1,052	955,984
eBay Inc. (a)	3,550	123,966
Facebook Inc., Class A (a)(h)	8,366	1,263,099
VeriSign Inc. (a)	336	31,235

		3,378,607

Investment Banking & Brokerage - 0.4%
E*TRADE Financial Corp. (a)	1,011	38,448
Morgan Stanley	5,006	223,067
Raymond James Financial Inc.	470	37,704
The Charles Schwab Corp.	4,306	184,986
The Goldman Sachs Group Inc.	1,298	288,026

		772,231

IT Consulting & Other Services - 0.4%
Cognizant Technology Solutions Corp., Class A	2,041	135,522
CSRA Inc.	537	17,050
DXC Technology Co.	1,004	77,027
Gartner Inc. (a)	300	37,053
International Business Machines Corp.	3,014	463,644

		730,296

Leisure Products - 0.0%*
Hasbro Inc.	415	46,277
Mattel Inc.	1,263	27,192

		73,469

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	17

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Life & Health Insurance - 0.3%
Aflac Inc. (h)	1,407	109,296
Lincoln National Corp.	774	52,307
MetLife Inc.	3,760	206,574
Principal Financial Group Inc.	888	56,894
Prudential Financial Inc.	1,518	164,157
Torchmark Corp.	408	31,212
Unum Group	857	39,962

		660,402

Life Sciences Tools & Services - 0.3%
Agilent Technologies Inc. (h)	1,118	66,308
Illumina Inc. (a)	513	89,016
Mettler-Toledo International Inc. (a)	88	51,791
PerkinElmer Inc.	405	27,597
Thermo Fisher Scientific Inc.	1,389	242,339
Waters Corp. (a)	270	49,637

		526,688

Managed Healthcare - 0.6%
Aetna Inc. (h)	1,166	177,034
Anthem Inc.	933	175,525
Centene Corp. (a)	631	50,404
Cigna Corp.	908	151,990
Humana Inc.	521	125,363
UnitedHealth Group Inc.	3,383	627,276

		1,307,592

Metal & Glass Containers - 0.0%*
Ball Corp. (h)	1,292	54,535

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	653	35,275

Movies & Entertainment - 0.5%
The Walt Disney Co.	5,108	542,725
Time Warner Inc.	2,758	276,931
Twenty-First Century Fox Inc., Class A	3,701	104,887
Twenty-First Century Fox Inc., Class B	1,799	50,138
Viacom Inc., Class B	1,283	43,070

		1,017,751

Multi-Line Insurance - 0.2%
American International Group Inc. (h)	3,104	194,062
Assurant Inc. (h)	211	21,879
Loews Corp.	1,021	47,793
The Hartford Financial Services Group Inc.	1,295	68,078

		331,812

	Number of Shares	Fair Value $
Multi-Sector Holdings - 0.6%
Berkshire Hathaway Inc., Class B (a)(h)	6,673	1,130,206
Leucadia National Corp.	1,197	31,314

		1,161,520

Multi-Utilities - 0.4%
Ameren Corp. (h)	896	48,984
CenterPoint Energy Inc.	1,591	43,562
CMS Energy Corp. (h)	1,031	47,684
Consolidated Edison Inc.	1,065	86,073
Dominion Energy Inc.	2,225	170,502
DTE Energy Co.	623	65,907
NiSource Inc.	1,192	30,229
Public Service Enterprise Group Inc.	1,768	76,042
SCANA Corp.	528	35,381
Sempra Energy	874	98,544
WEC Energy Group Inc.	1,096	67,272

		770,180

Office REITs - 0.1%
Alexandria Real Estate Equities Inc. (h)	330	39,755
Boston Properties Inc. (h)	538	66,185
SL Green Realty Corp.	374	39,569
Vornado Realty Trust	635	59,627

		205,136

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	400	21,736

Oil & Gas Equipment & Services - 0.3%
Baker Hughes Inc. (h)	1,492	81,329
Halliburton Co.	3,063	130,821
National Oilwell Varco Inc.	1,395	45,951
Schlumberger Ltd.	4,879	321,233

		579,334

Oil & Gas Exploration & Production - 0.5%
Anadarko Petroleum Corp.	1,974	89,501
Apache Corp.	1,321	63,316
Cabot Oil & Gas Corp. (h)	1,718	43,087
Chesapeake Energy Corp. (a)	2,753	13,682
Cimarex Energy Co.	351	32,998
Concho Resources Inc. (a)	539	65,505
ConocoPhillips (h)	4,386	192,809
Devon Energy Corp.	1,834	58,633
EOG Resources Inc.	2,049	185,475
EQT Corp.	638	37,380
Hess Corp.	985	43,212
Marathon Oil Corp.	3,129	37,079

See Notes to Schedules of Investments and Notes to Financial Statements.

18	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Murphy Oil Corp.	598	15,327
Newfield Exploration Co. (a)	729	20,747
Noble Energy Inc.	1,583	44,799
Pioneer Natural Resources Co.	597	95,269
Range Resources Corp.	694	16,080

		1,054,899

Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	1,849	96,758
Phillips 66	1,555	128,583
Tesoro Corp.	532	49,795
Valero Energy Corp.	1,582	106,722

		381,858

Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc.	6,781	129,924
ONEOK Inc.	1,378	71,876
The Williams Companies Inc.	2,813	85,178

		286,978

Packaged Foods & Meats - 0.4%
Campbell Soup Co. (h)	716	37,339
Conagra Brands Inc.	1,436	51,351
General Mills Inc.	2,044	113,238
Hormel Foods Corp.	997	34,008
Kellogg Co.	833	57,860
McCormick & Company Inc.	423	41,247
Mondelez International Inc., Class A	5,334	230,375
The Hershey Co.	515	55,296
The JM Smucker Co.	430	50,882
The Kraft Heinz Co.	2,113	180,957
Tyson Foods Inc., Class A	993	62,192

		914,745

Paper Packaging - 0.1%
Avery Dennison Corp. (h)	329	29,074
International Paper Co.	1,429	80,896
Sealed Air Corp.	714	31,958
WestRock Co.	927	52,524

		194,452

Personal Products - 0.1%
Coty Inc., Class A	1,737	32,586
The Estee Lauder Companies Inc., Class A	771	74,001

		106,587

Pharmaceuticals - 1.8%
Allergan PLC (h)	1,174	285,388
Bristol-Myers Squibb Co. (h)	5,783	322,229
Eli Lilly & Co.	3,358	276,363

	Number of Shares	Fair Value $
Johnson & Johnson	9,478	1,253,844
Mallinckrodt PLC (a)	391	17,521
Merck & Company Inc.	9,633	617,379
Mylan N.V. (a)	1,600	62,112
Pfizer Inc.	20,913	702,468
Zoetis Inc.	1,724	107,543

		3,644,847

Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp.	554	40,137
The Allstate Corp. (h)	1,280	113,203
The Progressive Corp.	2,033	89,635
The Travelers Companies Inc.	979	123,873

		366,848

Publishing - 0.0%*
News Corp., Class A	1,411	19,331
News Corp., Class B	442	6,254

		25,585

Railroads - 0.3%
CSX Corp.	3,279	178,902
Kansas City Southern	397	41,546
Norfolk Southern Corp.	1,018	123,891
Union Pacific Corp.	2,852	310,611

		654,950

Real Estate Services - 0.0%*
CBRE Group Inc., Class A (a)	1,109	40,368

Regional Banks - 0.5%
BB&T Corp. (h)	2,847	129,282
Citizens Financial Group Inc.	1,761	62,832
Comerica Inc.	636	46,581
Fifth Third Bancorp	2,611	67,782
Huntington Bancshares Inc.	4,007	54,175
KeyCorp	3,722	69,750
M&T Bank Corp.	543	87,939
People’s United Financial Inc.	1,150	20,309
Regions Financial Corp.	4,167	61,005
SunTrust Banks Inc.	1,723	97,729
The PNC Financial Services Group Inc.	1,727	215,650
Zions Bancorporation	752	33,020

		946,054

Research & Consulting Services - 0.1%
Equifax Inc.	442	60,739
Nielsen Holdings PLC	1,241	47,977
Verisk Analytics Inc. (a)	575	48,513

		157,229

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	19

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

Residential REITs - 0.2%
Apartment Investment & Management Co., Class A	579	24,880
AvalonBay Communities Inc. (h)	477	91,665
Equity Residential	1,281	84,328
Essex Property Trust Inc.	223	57,371
Mid-America Apartment Communities Inc.	419	44,154
UDR Inc.	987	38,464

		340,862

Restaurants - 0.4%
Chipotle Mexican Grill Inc. (a)	107	44,523
Darden Restaurants Inc.	455	41,150
McDonald’s Corp.	2,875	440,335
Starbucks Corp.	5,095	297,089
Yum! Brands Inc.	1,168	86,152

		909,249

Retail REITs - 0.2%
Federal Realty Investment Trust	265	33,493
GGP Inc.	2,157	50,819
Kimco Realty Corp.	1,570	28,809
Realty Income Corp.	955	52,697
Regency Centers Corp.	500	31,333
Simon Property Group Inc.	1,091	176,480
The Macerich Co.	446	25,895

		399,526

Semiconductor Equipment - 0.1%
Applied Materials Inc. (h)	3,812	157,474
KLA-Tencor Corp.	577	52,801
Lam Research Corp.	571	80,756

		291,031

Semiconductors - 0.9%
Advanced Micro Devices Inc. (a)(h)	2,850	35,568
Analog Devices Inc.	1,274	99,117
Intel Corp.	16,673	562,547
Microchip Technology Inc.	798	61,590
Micron Technology Inc. (a)	3,642	108,750
NVIDIA Corp.	2,091	302,275
Qorvo Inc. (a)	472	29,887
QUALCOMM Inc.	5,165	285,211
Skyworks Solutions Inc.	646	61,984
Texas Instruments Inc.	3,462	266,332
Xilinx Inc.	853	54,865

		1,868,126

Soft Drinks - 0.6%
Dr Pepper Snapple Group Inc.	639	58,219

	Number of Shares	Fair Value $
Monster Beverage Corp. (a)	1,397	69,403
PepsiCo Inc.	5,057	584,033
The Coca-Cola Co.	13,607	610,274

		1,321,929

Specialized Consumer Services - 0.0%*
H&R Block Inc.	765	23,646

Specialized REITs - 0.4%
American Tower Corp. (h)	1,512	200,068
Crown Castle International Corp.	1,272	127,429
Digital Realty Trust Inc.	543	61,332
Equinix Inc.	264	113,298
Extra Space Storage Inc.	465	36,270
Iron Mountain Inc.	905	31,096
Public Storage	521	108,644
Weyerhaeuser Co.	2,623	87,870

		766,007

Specialty Chemicals - 0.2%
Albemarle Corp. (h)	415	43,799
Ecolab Inc.	919	121,997
International Flavors & Fragrances Inc.	293	39,555
PPG Industries Inc.	895	98,414
The Sherwin-Williams Co.	289	101,428

		405,193

Specialty Stores - 0.1%
Signet Jewelers Ltd.	257	16,253
Staples Inc.	2,403	24,198
Tiffany & Co.	395	37,079
Tractor Supply Co.	485	26,292
Ulta Salon Cosmetics & Fragrance Inc. (a)	207	59,479

		163,301

Steel - 0.0%*
Nucor Corp.	1,076	62,268

Systems Software - 1.3%
CA Inc. (h)	1,157	39,882
Microsoft Corp.	27,188	1,874,069
Oracle Corp.	10,629	532,938
Red Hat Inc. (a)	613	58,695
Symantec Corp.	2,143	60,539

		2,566,123

Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc. (h)	18,364	2,644,783
Hewlett Packard Enterprise Co.	5,873	97,433
HP Inc.	5,929	103,639

See Notes to Schedules of Investments and Notes to Financial Statements.

20	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

NetApp Inc.	1,017	40,731
Western Digital Corp.	954	84,524
Xerox Corp.	786	22,582

		2,993,692

Tires & Rubber - 0.0%*
The Goodyear Tire & Rubber Co.	844	29,506

Tobacco - 0.7%
Altria Group Inc. (h)	6,843	509,598
Philip Morris International Inc.	5,455	640,690
Reynolds American Inc.	2,934	190,827

		1,341,115

Trading Companies & Distributors - 0.1%
Fastenal Co.	1,068	46,490
United Rentals Inc. (a)	311	35,053
WW Grainger Inc.	202	36,467

		118,010

Trucking - 0.0%*
JB Hunt Transport Services Inc.	323	29,516

Water Utilities - 0.0%*
American Water Works Company Inc. (h)	657	51,213

Total Common Stock (Cost $67,720,713)		71,256,193

Preferred Stock - 0.0%*
Diversified Banks - 0.0%*
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (i)	2,735	75,650

Total Preferred Stock (Cost $68,375)		75,650

Total Domestic Equity (Cost $67,789,088)		71,331,843

Foreign Equity - 1.0%
Common Stock - 1.0%
Auto Parts & Equipment - 0.1%
Delphi Automotive PLC	940	82,391

Building Products - 0.0%*
Allegion PLC (h)	354	28,716

Consumer Electronics - 0.0%*
Garmin Ltd.	425	21,688

	Principal Amount ($) or Number of Shares	Fair Value $
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	1,242	97,720

Healthcare Equipment - 0.2%
Medtronic PLC	4,791	425,201

Industrial Machinery - 0.0%*
Pentair PLC	618	41,122

Insurance Brokers - 0.1%
Aon PLC	922	122,580
Willis Towers Watson PLC	445	64,729

		187,309

IT Consulting & Other Services - 0.1%
Accenture PLC, Class A (h)	2,179	269,499

Oil & Gas Drilling - 0.0%*
Transocean Ltd. (a)	1,438	11,835

Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC (a)	1,616	43,955

Pharmaceuticals - 0.0%*
Perrigo Company PLC	530	40,026

Property & Casualty Insurance - 0.2%
Chubb Ltd.	1,659	241,186
XL Group Ltd.	874	38,281

		279,467

Reinsurance - 0.0%*
Everest Re Group Ltd.	100	25,459

Research & Consulting Services - 0.0%*
IHS Markit Ltd. (a)	1,100	48,444

Semiconductors - 0.2%
Broadcom Ltd. (h)	1,406	327,668

Technology Hardware, Storage & Peripherals - 0.0%*
Seagate Technology PLC	1,088	42,160

Total Foreign Equity (Cost $1,798,362)		1,972,660

Bonds and Notes - 31.3%
U.S. Treasuries - 7.4%
U.S. Treasury Bond 2.50% 05/15/46	1,101,900	1,026,962
U.S. Treasury Notes 0.88% 03/31/18 - 10/15/18	2,283,600	2,273,095
1.25% 12/31/18	1,303,500	1,301,412

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	21

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

1.38% 12/15/19	3,001,800	2,995,352
1.50% 05/15/20	41,000	40,952
1.63% 03/31/19	400,000	401,812
1.88% 04/30/22	1,486,600	1,486,194
2.00% 07/31/22 - 05/31/24	5,572,700	5,539,099
2.38% 05/15/27	51,000	51,329

		15,116,207

Agency Mortgage Backed - 8.5%
Federal Home Loan Mortgage Corp. 3.50% 12/01/46 (h)	2,527,972	2,598,363
4.50% 06/01/33 - 02/01/35	2,727	2,932
5.00% 07/01/35 - 06/01/41	175,192	193,986
5.50% 05/01/20 - 04/01/39	7,913	8,673
5.50% 01/01/38 (h)	36,698	41,897
6.00% 05/01/20 - 11/01/37	87,297	99,645
6.00% 06/01/37 (h)	26,320	30,304
6.50% 11/01/28 - 07/01/29	6,148	6,847
7.00% 06/01/29 - 08/01/36	20,416	22,548
7.50% 09/01/33	1,182	1,239
8.00% 07/01/26 - 11/01/30	2,142	2,412
8.50% 04/01/30	6,653	7,931
Federal National Mortgage Assoc. 3.00% 02/01/43 - 06/01/43 (h)	1,643,061	1,651,314
3.50% 11/01/42 - 08/01/45 (h)	1,104,051	1,137,697
4.00% 05/01/19 - 06/01/19	3,246	3,361
4.00% 01/01/41 - 03/01/44 (h)	1,031,442	1,091,976
4.50% 05/01/18 - 08/01/20	9,308	9,534
4.50% 07/01/33 - 01/01/41 (h)	1,004,068	1,084,987
5.00% 07/01/20	2,713	2,791
5.00% 03/01/34 - 06/01/41 (h)	292,994	324,768
5.50% 06/01/20 - 07/01/20	20,242	20,906
5.50% 07/01/33 - 01/01/39 (h)	163,831	183,318
6.00% 02/01/20	1,160	1,190
6.00% 01/01/29 - 05/01/41 (h)	504,093	574,517
6.50% 08/01/17 - 01/01/19	2,280	2,312
6.50% 10/01/28 - 08/01/36 (h)	17,932	20,013
7.00% 08/01/17	6	6
7.00% 05/01/33 - 12/01/33 (h)	591	611
7.50% 12/01/26 - 12/01/33 (h)	5,626	6,227
8.00% 06/01/24 - 01/01/33 (h)	8,161	8,432
9.00% 12/01/22 (h)	942	1,008
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.35% 04/01/37 (i)	506	521
Federal National Mortgage Assoc. TBA 2.50% TBA (c)	1,165,168	1,170,994
3.00% TBA (c)	1,357,730	1,370,444
4.00% TBA (c)	1,370,148	1,440,047

	Principal Amount $	Fair Value $
Government National Mortgage Assoc. 3.50% 05/20/43	378,414	393,529
4.00% 01/20/41 - 04/20/43	430,770	456,293
4.50% 08/15/33 - 03/20/41	195,904	210,535
5.00% 08/15/33	9,459	10,394
6.00% 07/15/33 - 04/15/34	9,270	10,828
6.50% 04/15/28 - 07/15/36	13,398	14,711
7.00% 04/15/28 - 10/15/36	6,451	7,034
7.50% 07/15/23 - 04/15/28	8,070	8,223
8.00% 05/15/30	194	200
8.50% 10/15/17	2	2
9.00% 11/15/17 - 12/15/21	321	350
3.00% TBA (c)	1,505,516	1,520,571
3.50% TBA (c)	1,081,154	1,119,586
5.00% TBA (c)	400,000	435,811
5.50% TBA (c)	50,000	55,534

		17,367,352

Agency Collateralized Mortgage Obligations - 0.4%
Federal Home Loan Mortgage Corp. 0.08% 09/25/43 (g)(i)	169,980	354
Federal Home Loan Mortgage Corp. REMIC 3.50% 11/15/24 - 11/15/30 (g)	112,240	8,412
5.50% 06/15/33 (g)	7,309	1,446
7.50% 07/15/27 (g)	6,959	1,104
8.00% 04/15/20	1	1
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR 4.84% 08/15/43 (g)(i)	383,620	77,097
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR 4.94% 06/15/41 - 08/15/46 (g)(i)	1,139,668	173,018
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR 5.04% 10/15/42 (g)(i)	290,776	54,848
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 5.44% 08/15/25 (g)(i)	51,029	4,300
Federal Home Loan Mortgage Corp. STRIPS 1.47% 08/01/27 (d)(f)	296	272
8.00% 02/01/23 - 07/01/24 (g)	1,116	187

See Notes to Schedules of Investments and Notes to Financial Statements.

22	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR 4.79% 03/15/44 (g)(i)	524,823	105,143
Federal National Mortgage Assoc. REMIC 0.51% 12/25/22 (d)(f)	285	221
1.21% 12/25/42 (g)(i)	38,986	1,775
5.00% 09/25/40 (g)	49,730	5,447
8.00% 05/25/22 (g)	1	19
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 4.78% 07/25/38 - 08/25/42 (g)(i)	1,125,340	218,665
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR 5.38% 10/25/43 (g)(i)	268,215	62,285
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR 6.28% 05/25/18 (g)(i)	5,104	73
Federal National Mortgage Assoc. STRIPS 4.50% 08/25/35 - 01/25/36 (g)	19,086	3,377
5.00% 03/25/38 - 05/25/38 (g)	10,893	1,661
5.50% 12/25/33 (g)	3,611	710
6.00% 01/25/35 (g)	9,655	1,932
7.50% 11/25/23 (g)	9,862	1,562
8.00% 08/25/23 - 07/25/24 (g)	2,273	445
8.50% 07/25/22 (g)	200	24
8.50% 07/25/22 (g)**	6	—
9.00% 05/25/22 (g)	240	27
Government National Mortgage Assoc. REMIC 4.50% 02/20/38 - 08/16/39 (g)	45,696	2,941
5.00% 01/20/38 - 09/20/38 (g)	15,256	610
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 5.63% 01/16/40 (g)(i)	74,901	14,021

		741,977

Asset Backed - 0.2%
Citibank Credit Card Issuance Trust 2014-A6 2.15% 07/15/21	181,000	182,478
Citibank Credit Card Issuance Trust 2016-A1 1.75% 11/19/21	181,000	180,840

		363,318

	Principal Amount $	Fair Value $
Corporate Notes - 12.7%
21st Century Fox America Inc. 3.38% 11/15/26	27,000	26,938
4.75% 11/15/46	12,000	12,825
6.65% 11/15/37	54,000	71,317
Abbott Laboratories 2.90% 11/30/21	98,000	98,932
3.75% 11/30/26	68,000	69,422
4.90% 11/30/46	30,000	33,156
AbbVie Inc. 2.00% 11/06/18	55,000	55,132
3.20% 05/14/26	68,000	67,204
4.45% 05/14/46	23,000	23,775
4.70% 05/14/45	20,000	21,282
ACCO Brands Corp. 5.25% 12/15/24 (b)	38,000	39,473
Aetna Inc. 3.50% 11/15/24	57,000	58,803
Aflac Inc. 4.00% 10/15/46	23,000	22,696
Agrium Inc. 4.90% 06/01/43	22,000	23,777
Alexandria Real Estate Equities Inc. 3.95% 01/15/28	38,000	38,646
Allergan Funding SCS 3.00% 03/12/20	45,000	45,981
3.45% 03/15/22	49,000	50,505
3.80% 03/15/25	6,000	6,207
4.55% 03/15/35	18,000	19,228
4.75% 03/15/45	4,000	4,324
Altria Group Inc. 2.63% 09/16/26	30,000	28,887
2.95% 05/02/23	39,000	39,300
3.88% 09/16/46	30,000	29,185
4.50% 05/02/43	17,000	18,122
American Axle & Manufacturing Inc. 6.25% 04/01/25 (b)	37,000	36,075
6.50% 04/01/27 (b)	19,000	18,478
6.63% 10/15/22	20,000	20,500
American Campus Communities Operating Partnership LP 3.35% 10/01/20	36,000	36,931
4.13% 07/01/24	28,000	29,265
American Electric Power Company Inc. 2.95% 12/15/22	75,000	76,349
American Express Co. 3.63% 12/05/24	44,000	45,027
American International Group Inc. 3.75% 07/10/25	54,000	55,008
4.50% 07/16/44	28,000	28,512
4.80% 07/10/45	29,000	30,994

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	23

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

American Tower Corp. (REIT) 3.38% 10/15/26	48,000	46,968
3.40% 02/15/19	140,000	142,930
AmeriGas Partners LP/AmeriGas Finance Corp. 5.63% 05/20/24	19,000	19,618
5.88% 08/20/26	28,000	28,700
Amgen Inc. 2.20% 05/22/19	71,000	71,437
2.65% 05/11/22	63,000	63,203
4.56% 06/15/48	35,000	36,880
Amkor Technology Inc. 6.63% 06/01/21	98,000	99,837
Anadarko Petroleum Corp. 4.85% 03/15/21	5,000	5,336
6.20% 03/15/40	30,000	34,296
6.60% 03/15/46	5,000	6,174
Anheuser-Busch InBev Finance Inc. 2.65% 02/01/21	36,000	36,480
3.65% 02/01/26	140,000	144,252
4.70% 02/01/36	27,000	29,828
4.90% 02/01/46	79,000	89,288
Anheuser-Busch InBev Worldwide Inc. 2.50% 07/15/22	110,000	109,831
Anthem Inc. 3.30% 01/15/23	48,000	48,949
Apache Corp. 5.10% 09/01/40	30,000	30,686
Apple Inc. 2.50% 02/09/22	55,000	55,481
2.85% 05/11/24	63,000	63,306
3.35% 02/09/27	43,000	44,029
3.45% 02/09/45	36,000	33,880
3.85% 08/04/46	40,000	40,034
4.25% 02/09/47	11,000	11,684
4.65% 02/23/46	12,000	13,470
Applied Materials Inc. 3.30% 04/01/27	49,000	49,802
4.35% 04/01/47	18,000	19,134
Aramark Services Inc. 5.13% 01/15/24	47,000	49,409
Archer-Daniels-Midland Co. 2.50% 08/11/26	78,000	74,675
Ascension Health 4.85% 11/15/53	15,000	17,402
AstraZeneca PLC 2.38% 11/16/20	20,000	20,113
3.13% 06/12/27	44,000	43,860
3.38% 11/16/25	33,000	33,709
AT&T Inc. 2.45% 06/30/20	46,000	46,227

	Principal Amount $	Fair Value $
2.63% 12/01/22	44,000	43,119
3.00% 06/30/22	57,000	57,100
4.25% 03/01/27	42,000	43,423
4.45% 04/01/24	43,000	45,269
4.50% 05/15/35	45,000	44,318
4.80% 06/15/44	37,000	36,717
5.25% 03/01/37	40,000	42,661
5.45% 03/01/47	49,000	52,820
Bank of America Corp. 1.70% 08/25/17 (h)	232,000	232,100
2.65% 04/01/19	65,000	65,785
3.25% 10/21/27 (h)	127,000	122,738
3.88% 08/01/25 (h)	59,000	61,042
3.95% 04/21/25 (h)	54,000	54,720
4.25% 10/22/26 (h)	48,000	49,434
Bank of America Corp. 1.16% + 3 month USD LIBOR 3.12% 01/20/23 (h)(i)	69,000	69,750
Bank of America Corp. 1.58% + 3 month USD LIBOR 3.82% 01/20/28 (h)(i)	62,000	63,083
Bank of America Corp. 1.81% + 3 month USD LIBOR 4.24% 04/24/38 (h)(i)	67,000	69,753
Bank of America Corp. 1.99% + 3 month USD LIBOR 4.44% 01/20/48 (h)(i)	48,000	50,906
Barrick Gold Corp. 4.10% 05/01/23	15,000	16,226
Barrick North America Finance LLC 5.70% 05/30/41	10,000	11,856
Baxalta Inc. 2.88% 06/23/20	48,000	48,763
Becton Dickinson and Co. 2.89% 06/06/22	44,000	44,055
3.70% 06/06/27	31,000	31,049
3.73% 12/15/24	3,000	3,049
4.67% 06/06/47	22,000	22,661
4.69% 12/15/44	2,000	2,063
Berkshire Hathaway Inc. 4.50% 02/11/43	14,000	15,450
Berry Plastics Corp. 5.13% 07/15/23	60,000	62,475
BHP Billiton Finance USA Ltd. 5.00% 09/30/43	17,000	19,699
Biogen Inc. 2.90% 09/15/20	20,000	20,427
BMW US Capital LLC 2.00% 04/11/21 (b)	30,000	29,727
2.80% 04/11/26 (b)	40,000	38,912
Boardwalk Pipelines LP 4.45% 07/15/27	38,000	38,909

See Notes to Schedules of Investments and Notes to Financial Statements.

24	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

BP Capital Markets PLC 1.38% 05/10/18	55,000	54,887
3.22% 11/28/23	50,000	50,771
Brighthouse Financial Inc. 3.70% 06/22/27 (b)	22,000	21,662
4.70% 06/22/47 (b)	16,000	15,730
Brixmor Operating Partnership LP 3.90% 03/15/27	100,000	97,549
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.00% 01/15/22 (b)	34,000	34,300
3.63% 01/15/24 (b)	50,000	51,138
3.88% 01/15/27 (b)	46,000	47,242
Buckeye Partners LP 3.95% 12/01/26	30,000	29,698
5.60% 10/15/44	14,000	14,471
Burlington Northern Santa Fe LLC 3.65% 09/01/25	48,000	50,521
CalAtlantic Group Inc. 5.25% 06/01/26	56,000	58,100
Calpine Corp. 5.75% 01/15/25	57,000	53,437
5.88% 01/15/24 (b)	129,000	132,870
Canadian Natural Resources Ltd. 3.85% 06/01/27	26,000	25,851
4.95% 06/01/47	18,000	18,293
Capital One Financial Corp. 4.20% 10/29/25	92,000	92,776
Cardinal Health Inc. 2.62% 06/15/22	44,000	44,036
3.08% 06/15/24	26,000	26,056
3.41% 06/15/27	44,000	43,812
4.37% 06/15/47	11,000	11,323
Caterpillar Inc. 4.30% 05/15/44	30,000	32,401
Catholic Health Initiatives 2.60% 08/01/18	30,000	30,159
4.35% 11/01/42	24,000	21,689
CBL & Associates LP 5.95% 12/15/26	8,000	7,923
CBS Corp. 2.50% 02/15/23 (c)	45,000	44,470
2.90% 01/15/27	48,000	45,467
3.38% 02/15/28 (c)	45,000	44,109
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88% 04/01/24 (b)	56,000	59,780
Celgene Corp. 3.88% 08/15/25	25,000	26,111
5.00% 08/15/45	4,000	4,510
Cenovus Energy Inc. 5.40% 06/15/47 (b)	9,000	8,411

	Principal Amount $	Fair Value $
CenturyLink Inc. 5.80% 03/15/22	77,000	80,080
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13% 12/15/21 (b)	96,000	97,680
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58% 07/23/20	69,000	71,297
4.91% 07/23/25	99,000	106,961
6.38% 10/23/35	9,000	10,679
6.48% 10/23/45	19,000	22,832
Chevron Corp. 3.19% 06/24/23	45,000	46,568
Chubb INA Holdings Inc. 4.35% 11/03/45	20,000	21,962
Cigna Corp. 3.25% 04/15/25	47,000	47,187
Cimarex Energy Co. 3.90% 05/15/27	32,000	32,179
Cinemark USA Inc. 4.88% 06/01/23	42,000	42,906
Cisco Systems Inc. 2.50% 09/20/26	48,000	46,033
Citigroup Inc. 1.75% 05/01/18	183,000	182,921
2.05% 12/07/18	85,000	85,129
4.45% 09/29/27	68,000	70,729
Citigroup Inc. 1.10% + 3 month USD LIBOR 2.28% 05/17/24 (i)	90,000	89,908
Citigroup Inc. 1.56% + 3 month USD LIBOR 3.89% 01/10/28 (i)	50,000	50,819
Citigroup Inc. 1.84% + 3 month USD LIBOR 4.28% 04/24/48 (i)	91,000	93,244
CMS Energy Corp. 4.88% 03/01/44	47,000	52,457
CNA Financial Corp. 5.88% 08/15/20	58,000	63,869
CNH Industrial N.V. 4.50% 08/15/23	56,000	59,500
Columbia Pipeline Group Inc. 3.30% 06/01/20	30,000	30,736
Comcast Corp. 3.38% 08/15/25	28,000	28,728
4.20% 08/15/34	46,000	48,764
4.60% 08/15/45	45,000	49,142
ConocoPhillips Co. 3.35% 11/15/24	44,000	44,814
5.95% 03/15/46	10,000	12,523

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	25

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Consolidated Edison Company of New York Inc. 2.90% 12/01/26	40,000	39,218
Constellation Brands Inc. 2.70% 05/09/22	45,000	44,940
3.50% 05/09/27	28,000	27,977
4.50% 05/09/47	13,000	13,401
Corporation Andina de Fomento 4.38% 06/15/22	121,000	130,840
Costco Wholesale Corp. 3.00% 05/18/27	88,000	87,773
CSX Corp. 4.50% 08/01/54	29,000	30,450
CVS Health Corp. 3.88% 07/20/25	34,000	35,355
5.13% 07/20/45	44,000	50,511
Daimler Finance North America LLC 2.38% 08/01/18 (b)	150,000	150,963
Dana Financing Luxembourg Sarl 6.50% 06/01/26 (b)	56,000	59,605
Danaher Corp. 4.38% 09/15/45	26,000	28,452
Dell International LLC/EMC Corp. 3.48% 06/01/19 (b)	73,000	74,709
4.42% 06/15/21 (b)	48,000	50,598
6.02% 06/15/26 (b)	25,000	27,540
8.35% 07/15/46 (b)	15,000	19,380
Delphi Automotive PLC 4.40% 10/01/46	25,000	24,964
Deutsche Bank AG 3.70% 05/30/24	24,000	23,997
Deutsche Telekom International Finance BV 2.49% 09/19/23 (b)	150,000	145,592
Devon Energy Corp. 5.00% 06/15/45	22,000	22,440
5.85% 12/15/25	10,000	11,365
Dexia Credit Local S.A. 2.25% 01/30/19 (h)(b)	250,000	251,606
Diageo Investment Corp. 2.88% 05/11/22	43,000	44,045
Dollar General Corp. 1.88% 04/15/18	95,000	95,070
Dominion Energy Inc. 2.58% 07/01/20	31,000	31,158
3.63% 12/01/24	35,000	35,861
DTE Energy Co. 2.85% 10/01/26	60,000	57,073
Duke Energy Corp. 3.75% 09/01/46	20,000	19,029
Duke Energy Progress LLC 4.15% 12/01/44	30,000	31,450

	Principal Amount $	Fair Value $
Eastman Chemical Co. 3.60% 08/15/22	21,000	21,786
Ecopetrol S.A. 5.88% 05/28/45 (h)	41,000	37,638
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 1.70% 05/01/20 (i)	44,000	44,264
Electricite de France S.A. 2.15% 01/22/19 (b)	100,000	100,326
Eli Lilly & Co. 3.10% 05/15/27	42,000	42,412
3.70% 03/01/45	10,000	9,892
3.95% 05/15/47	18,000	18,614
Embraer Netherlands Finance BV 5.40% 02/01/27	32,000	33,440
Emera US Finance LP 3.55% 06/15/26	35,000	35,084
4.75% 06/15/46	10,000	10,568
Enable Midstream Partners LP 4.40% 03/15/27	88,000	88,326
Enbridge Energy Partners LP 5.50% 09/15/40	12,000	12,584
Encana Corp. 3.90% 11/15/21	48,000	48,921
Energy Transfer Equity LP 5.88% 01/15/24	157,000	166,420
Energy Transfer LP 5.30% 04/15/47	23,000	22,785
6.50% 02/01/42	36,000	40,259
Entergy Louisiana LLC 3.05% 06/01/31	30,000	28,972
Enterprise Products Operating LLC 3.95% 02/15/27	68,000	70,293
EOG Resources Inc. 4.15% 01/15/26	48,000	50,437
ERP Operating LP 4.50% 07/01/44	19,000	20,281
Exelon Corp. 3.50% 06/01/22	63,000	64,608
4.45% 04/15/46	44,000	45,540
Express Scripts Holding Co. 3.40% 03/01/27	35,000	33,783
4.80% 07/15/46	15,000	15,279
Exxon Mobil Corp. 2.22% 03/01/21	31,000	31,201
3.04% 03/01/26	15,000	15,130
FirstEnergy Corp. 3.90% 07/15/27	26,000	26,005
4.85% 07/15/47	9,000	9,122
Five Corners Funding Trust 4.42% 11/15/23 (b)(h)	200,000	214,747
Florida Power & Light Co. 4.13% 02/01/42	27,000	28,637

See Notes to Schedules of Investments and Notes to Financial Statements.

26	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Ford Motor Co. 4.35% 12/08/26	84,000	86,508
Frontier Communications Corp. 7.13% 03/15/19	91,000	94,867
11.00% 09/15/25	70,000	64,925
General Dynamics Corp. 2.13% 08/15/26	20,000	18,761
General Motors Co. 5.20% 04/01/45	9,000	8,841
General Motors Financial Company Inc. 3.15% 01/15/20	64,000	65,093
5.25% 03/01/26	79,000	85,337
Georgia-Pacific LLC 3.60% 03/01/25 (b)	12,000	12,373
Gilead Sciences Inc. 1.95% 03/01/22	30,000	29,398
2.95% 03/01/27	44,000	42,708
3.65% 03/01/26	48,000	49,440
4.15% 03/01/47	20,000	20,141
4.80% 04/01/44	26,000	28,371
Glencore Finance Canada Ltd. 5.55% 10/25/42 (b)	13,000	13,845
Glencore Funding LLC 4.00% 03/27/27 (b)	90,000	88,560
Great Plains Energy Inc. 2.50% 03/09/20	44,000	44,407
3.15% 04/01/22	26,000	26,272
3.90% 04/01/27	28,000	28,328
4.85% 04/01/47	2,000	2,061
Halliburton Co. 3.80% 11/15/25	45,000	46,121
5.00% 11/15/45	28,000	29,832
HCA Inc. 4.75% 05/01/23	122,000	129,015
Hess Corp. 4.30% 04/01/27	25,000	24,422
5.60% 02/15/41	20,000	19,684
5.80% 04/01/47	15,000	15,144
Hewlett Packard Enterprise Co. 6.35% 10/15/45	15,000	15,872
Honeywell International Inc. 1.40% 10/30/19	48,000	47,677
2.50% 11/01/26	57,000	54,650
HSBC USA Inc. 2.35% 03/05/20	101,000	101,586
Hyundai Capital America 2.13% 10/02/17 (b)	35,000	35,025
3.10% 04/05/22 (b)	24,000	24,061
Illinois Tool Works Inc. 3.50% 03/01/24	47,000	49,245
Ingersoll-Rand Luxembourg Finance S.A. 3.55% 11/01/24	63,000	64,526
Ingles Markets Inc. 5.75% 06/15/23	38,000	37,383

	Principal Amount $	Fair Value $
Intel Corp. 2.45% 07/29/20	45,000	45,756
2.60% 05/19/26	82,000	79,327
2.88% 05/11/24	90,000	90,318
International Flavors & Fragrances Inc. 4.38% 06/01/47	13,000	13,255
International Paper Co. 4.40% 08/15/47	45,000	45,359
Interstate Power & Light Co. 3.40% 08/15/25	150,000	151,639
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00% 07/15/25 (b)	5,000	5,150
JB Poindexter & Company Inc. 9.00% 04/01/22 (b)	23,000	24,121
JBS USA LUX S.A./JBS USA Finance Inc. 5.75% 06/15/25 (b)	59,000	55,460
Jefferies Group LLC 5.13% 01/20/23	83,000	90,372
6.50% 01/20/43	26,000	29,417
Johnson & Johnson 3.63% 03/03/37	35,000	36,644
Johnson Controls International PLC 4.50% 02/15/47	18,000	19,160
JPMorgan Chase & Co. 2.30% 08/15/21	42,000	41,752
2.55% 10/29/20	92,000	92,764
3.30% 04/01/26	79,000	78,455
3.63% 12/01/27	30,000	29,696
JPMorgan Chase & Co. 1.16% + 3 month USD LIBOR 3.22% 03/01/25 (i)	44,000	44,009
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR 3.78% 02/01/28 (i)	33,000	33,750
JPMorgan Chase & Co. 1.38% + 3 month USD LIBOR 3.54% 05/01/28 (i)	73,000	73,402
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR 5.00% 12/29/49 (i)	36,000	36,900
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR 6.10% 10/29/49 (i)	110,000	119,350
KB Home 7.00% 12/15/21	97,000	108,640
Kinder Morgan Energy Partners LP 3.50% 09/01/23	22,000	22,179
6.38% 03/01/41	20,000	22,577
Kinder Morgan Inc. 3.05% 12/01/19	19,000	19,331
5.05% 02/15/46	20,000	20,111
5.55% 06/01/45	35,000	37,138

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	27

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Kraft Heinz Foods Co. 3.00% 06/01/26	12,000	11,481
4.38% 06/01/46	38,000	37,034
Kreditanstalt fuer Wiederaufbau 2.00% 10/04/22	55,000	54,684
4.50% 07/16/18	102,000	105,215
L Brands Inc. 5.63% 02/15/22	66,000	70,620
Lee Enterprises Inc. 9.50% 03/15/22 (b)	78,000	80,340
Lennar Corp. 4.50% 11/15/19	81,000	84,037
4.75% 05/30/25	39,000	40,755
Levi Strauss & Co. 5.00% 05/01/25	59,000	61,655
Lincoln National Corp. 3.63% 12/12/26	74,000	74,317
Lockheed Martin Corp. 3.55% 01/15/26	40,000	41,452
3.80% 03/01/45	20,000	19,717
4.70% 05/15/46	21,000	23,631
Lowe’s Companies Inc. 3.70% 04/15/46	29,000	27,995
LYB International Finance BV 4.88% 03/15/44	15,000	15,905
LYB International Finance II BV 3.50% 03/02/27	65,000	64,080
Macy’s Retail Holdings Inc. 4.30% 02/15/43	11,000	8,535
Marathon Oil Corp. 3.85% 06/01/25	25,000	24,405
5.90% 03/15/18	25,000	25,641
6.00% 10/01/17	103,000	103,978
Marathon Petroleum Corp. 3.63% 09/15/24	45,000	45,474
Marsh & McLennan Companies Inc. 3.50% 03/10/25	47,000	48,243
Masco Corp. 4.38% 04/01/26	10,000	10,667
McDonald’s Corp. 3.70% 01/30/26	58,000	60,072
4.88% 12/09/45	20,000	22,329
Medtronic Inc. 3.50% 03/15/25	34,000	35,380
4.63% 03/15/45	43,000	48,463
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52	30,000	30,527
Merck & Company Inc. 2.75% 02/10/25	93,000	92,624
MetLife Inc. 4.72% 12/15/44	28,000	31,253

	Principal Amount $	Fair Value $
MGM Resorts International 4.63% 09/01/26	37,000	37,370
5.25% 03/31/20	59,000	62,466
6.63% 12/15/21	98,000	110,005
Microsoft Corp. 1.55% 08/08/21	47,000	45,982
2.40% 08/08/26	58,000	55,824
3.45% 08/08/36	30,000	30,055
3.70% 08/08/46	30,000	29,732
4.00% 02/12/55	45,000	45,646
4.10% 02/06/37	25,000	26,960
4.25% 02/06/47	48,000	52,046
Mizuho Financial Group Inc. 2.63% 04/12/21 (b)	200,000	199,980
Molson Coors Brewing Co. 2.10% 07/15/21	69,000	67,846
3.00% 07/15/26	50,000	48,097
4.20% 07/15/46	21,000	20,610
Monsanto Co. 4.70% 07/15/64	12,000	12,106
Morgan Stanley 2.45% 02/01/19	138,000	138,926
2.63% 11/17/21	78,000	77,877
2.65% 01/27/20	44,000	44,461
3.63% 01/20/27	45,000	45,287
3.70% 10/23/24	23,000	23,606
3.95% 04/23/27	93,000	93,595
4.00% 07/23/25	45,000	46,972
4.10% 05/22/23	106,000	110,645
4.38% 01/22/47	43,000	44,924
Morgan Stanley 1.40% + 3 month USD LIBOR 2.55% 10/24/23 (i)	100,000	101,736
MPLX LP 4.13% 03/01/27	28,000	28,098
5.20% 03/01/47	15,000	15,384
Mylan N.V. 3.15% 06/15/21	24,000	24,414
3.95% 06/15/26	25,000	25,333
National Retail Properties Inc. 4.00% 11/15/25	45,000	46,021
NCL Corporation Ltd. 4.63% 11/15/20 (b)	49,000	50,302
4.75% 12/15/21 (b)	26,000	26,988
Newell Brands Inc. 3.85% 04/01/23	47,000	49,341
4.20% 04/01/26	39,000	41,414
5.50% 04/01/46	30,000	36,171
Newmont Mining Corp. 4.88% 03/15/42	37,000	39,145
Nexen Energy ULC 6.40% 05/15/37	12,000	15,287

See Notes to Schedules of Investments and Notes to Financial Statements.

28	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

NextEra Energy Capital Holdings Inc. 3.55% 05/01/27	44,000	44,678
Noble Energy Inc. 3.90% 11/15/24	54,000	55,493
Northern States Power Co. 2.20% 08/15/20	94,000	94,233
Northern Trust Corp. 1.13% + 3 month USD LIBOR 3.38% 05/08/32 (i)	45,000	44,986
Northrop Grumman Corp. 3.85% 04/15/45	11,000	10,925
Novartis Capital Corp. 3.00% 11/20/25	8,000	8,083
4.00% 11/20/45	12,000	12,587
NRG Energy Inc. 6.25% 07/15/22	59,000	60,549
Nucor Corp. 4.13% 09/15/22	20,000	21,394
Occidental Petroleum Corp. 4.10% 02/15/47	25,000	24,935
Omnicom Group Inc. 3.63% 05/01/22	31,000	32,353
Oracle Corp. 1.90% 09/15/21	48,000	47,573
2.40% 09/15/23	34,000	33,554
4.00% 07/15/46	30,000	30,342
Pacific Gas & Electric Co. 3.40% 08/15/24	140,000	144,391
PacifiCorp 6.25% 10/15/37	57,000	75,764
Parker-Hannifin Corp. 3.25% 03/01/27 (b)	98,000	99,013
PepsiCo Inc. 3.45% 10/06/46	19,000	17,880
Petroleos Mexicanos 4.50% 01/23/26	91,000	88,455
5.38% 03/13/22 (b)	50,000	52,637
5.63% 01/23/46	19,000	16,844
6.38% 01/23/45	25,000	24,375
6.50% 03/13/27 (b)	50,000	53,712
6.75% 09/21/47	40,000	40,395
PetSmart Inc. 5.88% 06/01/25 (b)	50,000	48,188
7.13% 03/15/23 (b)	57,000	50,730
Pfizer Inc. 3.00% 12/15/26	69,000	69,200
4.13% 12/15/46	25,000	26,556
4.40% 05/15/44	14,000	15,394
Philip Morris International Inc. 4.13% 03/04/43	39,000	39,394
Plains All American Pipeline LP/PAA Finance Corp. 4.70% 06/15/44	20,000	18,254

	Principal Amount $	Fair Value $
Potash Corporation of Saskatchewan Inc. 4.00% 12/15/26	51,000	52,592
PPL Capital Funding Inc. 3.10% 05/15/26	57,000	55,791
Precision Castparts Corp. 4.38% 06/15/45	28,000	30,363
Prologis LP 3.75% 11/01/25	45,000	46,852
Prudential Financial Inc. 3.03% + 3 month USD LIBOR 5.38% 05/15/45 (i)	45,000	48,713
Public Service Electric & Gas Co. 2.38% 05/15/23	72,000	71,421
PulteGroup Inc. 4.25% 03/01/21	20,000	20,850
5.50% 03/01/26	60,000	63,900
QUALCOMM Inc. 2.10% 05/20/20	44,000	44,199
2.90% 05/20/24	44,000	43,899
3.25% 05/20/27	16,000	16,038
4.30% 05/20/47	18,000	18,376
4.80% 05/20/45	14,000	15,387
Realty Income Corp. 3.00% 01/15/27	68,000	64,410
Regency Energy Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23	41,000	42,537
RenaissanceRe Finance Inc. 3.45% 07/01/27	36,000	35,404
Reynolds American Inc. 4.45% 06/12/25	33,000	35,427
5.85% 08/15/45	13,000	15,939
Rio Tinto Finance USA PLC 4.13% 08/21/42	23,000	23,766
Rockwell Collins Inc. 2.80% 03/15/22	41,000	41,374
3.20% 03/15/24	46,000	46,616
3.50% 03/15/27	45,000	45,636
4.35% 04/15/47	23,000	24,094
Rogers Communications Inc. 5.00% 03/15/44	17,000	19,440
RPM International Inc. 3.75% 03/15/27	51,000	51,831
Ryder System Inc. 2.45% 09/03/19	116,000	117,060
Sabine Pass Liquefaction LLC 4.20% 03/15/28 (b)	99,000	100,032
5.00% 03/15/27	22,000	23,421
Santander Holdings USA Inc. 2.65% 04/17/20	78,000	77,795
3.70% 03/28/22 (b)	91,000	92,166

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	29

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Schlumberger Holdings Corp. 3.00% 12/21/20 (b)	38,000	38,688
4.00% 12/21/25 (b)	20,000	20,968
Select Income REIT 4.25% 05/15/24	44,000	43,596
Sempra Energy 3.25% 06/15/27	44,000	43,364
Shell International Finance BV 2.88% 05/10/26	50,000	49,343
3.40% 08/12/23	63,000	65,406
3.75% 09/12/46	18,000	17,060
4.13% 05/11/35	27,000	28,143
Shire Acquisitions Investments Ireland DAC 2.40% 09/23/21	43,000	42,494
2.88% 09/23/23	55,000	54,507
3.20% 09/23/26	22,000	21,515
Simon Property Group LP 3.38% 06/15/27	46,000	45,784
Sinclair Television Group Inc. 5.38% 04/01/21	103,000	105,729
Smithfield Foods Inc. 2.70% 01/31/20 (b)	20,000	20,104
4.25% 02/01/27 (b)	50,000	51,278
Southern California Edison Co. 2.40% 02/01/22	35,000	35,110
Southern Copper Corp. 5.88% 04/23/45	20,000	21,434
Spectra Energy Partners LP 3.38% 10/15/26	25,000	24,439
4.50% 03/15/45	10,000	9,869
Sprint Corp. 7.63% 02/15/25	114,000	131,242
Standard Industries Inc. 5.38% 11/15/24 (b)	118,000	124,342
Statoil ASA 3.95% 05/15/43	23,000	22,541
Sunoco LP/Sunoco Finance Corp. 5.50% 08/01/20	39,000	39,975
6.25% 04/15/21	19,000	19,855
SunTrust Banks Inc. 3.10% + 3 month USD LIBOR 5.05% 12/31/99 (i)	92,000	93,380
SUPERVALU Inc. 6.75% 06/01/21	97,000	95,060
Sysco Corp. 3.25% 07/15/27	44,000	43,288
T-Mobile USA Inc. 6.63% 04/01/23	62,000	65,608
Tampa Electric Co. 4.35% 05/15/44	47,000	48,193
Target Corp. 2.50% 04/15/26	48,000	45,510

	Principal Amount $	Fair Value $
Teachers Insurance & Annuity Association of America 4.90% 09/15/44 (b)	20,000	22,417
TEGNA Inc. 5.50% 09/15/24 (b)	25,000	25,750
Telefonica Emisiones SAU 4.10% 03/08/27	150,000	154,988
Tenet Healthcare Corp. 4.75% 06/01/20	36,000	37,260
6.00% 10/01/20	96,000	102,840
Tesoro Corp. 4.75% 12/15/23 (b)	76,000	81,844
5.13% 12/15/26 (b)	28,000	30,453
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/01/26	30,000	28,493
4.10% 10/01/46	12,000	11,069
The Allstate Corp. 4.20% 12/15/46	20,000	20,903
The Allstate Corp. 2.94% + 3 month USD LIBOR 5.75% 08/15/53 (i)	51,000	55,845
The Bank of New York Mellon Corp. 0.63% + 3 month USD LIBOR 2.66% 05/16/23 (i)	88,000	88,198
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR 3.44% 02/07/28 (i)	49,000	49,730
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR 4.63% 12/29/49 (i)	100,000	100,860
The Dow Chemical Co. 4.25% 10/01/34	43,000	44,392
The Estee Lauder Companies Inc. 3.15% 03/15/27	68,000	68,545
The Goldman Sachs Group Inc. 2.30% 12/13/19	138,000	138,360
2.35% 11/15/21	77,000	76,064
2.38% 01/22/18	90,000	90,400
2.63% 04/25/21	61,000	61,116
2.90% 07/19/18	60,000	60,682
3.85% 01/26/27	69,000	70,201
4.25% 10/21/25	30,000	31,013
4.80% 07/08/44	19,000	21,098
5.15% 05/22/45	45,000	50,065
The Goldman Sachs Group Inc. 1.05% + 3 month USD LIBOR 2.91% 06/05/23 (i)	90,000	89,643
The Goldman Sachs Group Inc. 1.51% + 3 month USD LIBOR 3.69% 06/05/28 (i)	45,000	45,184

See Notes to Schedules of Investments and Notes to Financial Statements.

30	Elfun Diversified Fund

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Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

The Home Depot Inc. 3.35% 09/15/25	64,000	66,464
3.50% 09/15/56	26,000	23,600
3.90% 06/15/47	61,000	61,933
The Kroger Co. 2.95% 11/01/21	63,000	63,517
The Mosaic Co. 5.63% 11/15/43	10,000	10,222
The Nielsen Company Luxembourg Sarl 5.00% 02/01/25 (b)	38,000	38,950
The Sherwin-Williams Co. 2.25% 05/15/20	46,000	46,099
2.75% 06/01/22	37,000	36,974
3.13% 06/01/24	45,000	45,216
3.45% 06/01/27	42,000	42,299
4.50% 06/01/47	42,000	44,073
The Southern Co. 3.25% 07/01/26	23,000	22,502
4.40% 07/01/46	17,000	17,334
The Southern Co. 3.63% + 3 month USD LIBOR 5.50% 03/15/57 (i)	51,000	53,786
The Toronto-Dominion Bank 2.21% + USD 5 year Swap Rate 3.63% 09/15/31 (i)	56,000	55,562
The Walt Disney Co. 4.13% 06/01/44	20,000	21,024
Time Inc. 5.75% 04/15/22 (b)	81,000	83,734
Time Warner Cable LLC 4.50% 09/15/42	9,000	8,575
6.55% 05/01/37	28,000	33,470
Time Warner Inc. 3.80% 02/15/27	52,000	52,357
5.35% 12/15/43	67,000	73,887
TransCanada PipeLines Ltd. 4.88% 01/15/26	24,000	26,848
Tyco Electronics Group S.A. 2.35% 08/01/19	93,000	93,522
Tyson Foods Inc. 2.65% 08/15/19	20,000	20,253
4.55% 06/02/47	31,000	32,683
U.S. Bancorp 3.49% + 3 month USD LIBOR 5.13% 12/29/49 (i)	94,000	100,021
United Technologies Corp. 2.65% 11/01/26	78,000	75,849
3.75% 11/01/46	18,000	17,652
UnitedHealth Group Inc. 4.75% 07/15/45	57,000	65,568

	Principal Amount $	Fair Value $
Vale Overseas Ltd. 4.38% 01/11/22	26,000	26,463
5.88% 06/10/21	50,000	53,675
6.25% 08/10/26	43,000	46,386
6.88% 11/10/39	15,000	16,088
Ventas Realty LP 3.25% 10/15/26	49,000	47,098
Verizon Communications Inc. 4.40% 11/01/34	45,000	44,604
4.67% 03/15/55	32,000	29,958
4.86% 08/21/46	45,000	44,989
5.05% 03/15/34	78,000	82,658
5.15% 09/15/23	66,000	73,302
5.25% 03/16/37	32,000	34,438
Viacom Inc. 3.45% 10/04/26	48,000	46,348
Videotron Ltd./Videotron Ltee 5.13% 04/15/27 (b)	4,000	4,110
Virginia Electric & Power Co. 4.00% 11/15/46	50,000	51,633
Visa Inc. 3.15% 12/14/25	48,000	48,737
4.30% 12/14/45	28,000	30,755
W.R. Grace & Co. 5.63% 10/01/24 (b)	98,000	104,737
Wabtec Corp. 3.45% 11/15/26 (b)	49,000	48,318
Wal-Mart Stores Inc. 4.30% 04/22/44	38,000	42,149
Walgreens Boots Alliance Inc. 4.65% 06/01/46	15,000	15,722
WEC Energy Group Inc. 3.55% 06/15/25	70,000	72,190
WellCare Health Plans Inc. 5.25% 04/01/25	44,000	46,090
Wells Fargo & Co. 3.07% 01/24/23	62,000	62,824
3.90% 05/01/45	25,000	25,047
4.75% 12/07/46	49,000	52,391
Wells Fargo & Co. 1.31% + 3 month USD LIBOR 3.58% 05/22/28 (i)	45,000	45,470
Wells Fargo & Co. 3.11% + 3 month USD LIBOR 5.90% 12/29/49 (i)	62,000	66,402
Wells Fargo & Co. 3.99% + 3 month USD LIBOR 5.88% 12/29/49 (i)	66,000	72,730
Western Digital Corp. 7.38% 04/01/23 (b)	10,000	10,988
Westlake Chemical Corp. 3.60% 08/15/26	34,000	33,748
5.00% 08/15/46	15,000	15,866

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	31

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Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Williams Partners LP 3.75% 06/15/27	18,000	17,819
3.90% 01/15/25	34,000	34,376
4.90% 01/15/45	15,000	15,039
5.40% 03/04/44	9,000	9,518
Williams Partners LP/ACMP Finance Corp. 4.88% 05/15/23	25,000	25,941
Willis North America Inc. 3.60% 05/15/24	45,000	45,442
Windstream Services LLC 6.38% 08/01/23	73,000	60,271
WPP Finance 2010 3.75% 09/19/24	94,000	96,305
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 05/15/27 (b)	42,000	43,024
Xilinx Inc. 2.95% 06/01/24	61,000	61,149
XLIT Ltd. 5.25% 12/15/43	38,000	43,129
XPO Logistics Inc. 6.50% 06/15/22 (b)	56,000	58,870

		25,991,016

Non-Agency Collateralized Mortgage Obligations - 1.6%
American Tower Trust I (REIT) 1.55% 03/15/43 (b)	117,000	116,764
Banc of America Commercial Mortgage Trust 2007-1 5.48% 01/15/49 (i)	30,299	30,264
Banc of America Commercial Mortgage Trust 2008-1 6.47% 02/10/51 (i)	131,978	133,071
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1 5.56% 11/10/42 (i)	2,673	2,670
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18 6.09% 06/11/50 (i)	80,000	80,971
BXP Trust 2017-GM 3.38% 06/13/39 (b)(n)	171,000	176,117
CFCRE Commercial Mortgage Trust 2016-C7 3.84% 12/10/54	90,322	94,424
Citigroup Commercial Mortgage Trust 2015-GC33 3.78% 09/10/58	100,000	104,692
Citigroup Commercial Mortgage Trust 2016-P5 2.94% 10/10/49	90,682	89,309

	Principal Amount $	Fair Value $
Citigroup Commercial Mortgage Trust 2016-P6 3.72% 12/10/49 (i)	408,583	427,244
4.03% 12/10/49 (i)	78,331	82,209
COMM 2014-CR14 Mortgage Trust 4.53% 02/10/47 (i)	55,000	59,513
COMM 2014-CR19 Mortgage Trust 4.88% 08/10/47 (b)(i)	100,000	83,473
GS Mortgage Securities Trust 2015-GC28 1.29% 02/10/48 (g)(i)	979,590	56,056
GS Mortgage Securities Trust 2015-GC34 2.98% 10/10/48	11,476	8,465
GS Mortgage Securities Trust 2016-GS3 2.85% 10/10/49	181,000	176,919
GS Mortgage Securities Trust 2017-GS5 3.67% 03/10/50	197,062	205,654
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.16% 07/15/45 (i)	25,000	26,484
JPMDB Commercial Mortgage Securities Trust 2017-C5 3.69% 03/15/50	182,320	190,473
LB-UBS Commercial Mortgage Trust 2004-C8 0.46% 12/15/39 (b)(g)(i)	19,324	42
LB-UBS Commercial Mortgage Trust 2007-C6 6.11% 07/15/40 (b)	95,521	95,630
6.11% 07/15/40 (i)	41,635	41,689
MASTR Alternative Loan Trust 2003-5 5.00% 08/25/18 (g)	1,077	8
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 3.39% 10/15/47 (b)	100,000	71,862
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.54% 02/15/48 (g)(i)	716,656	53,010
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.11% 03/15/48 (g)(i)	858,403	46,681
Morgan Stanley Capital I Trust 2006-IQ11 6.38% 10/15/42 (i)	40,000	39,497
Morgan Stanley Capital I Trust 2006-T21 5.27% 10/12/52 (i)	16,293	16,282

See Notes to Schedules of Investments and Notes to Financial Statements.

32	Elfun Diversified Fund

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Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Morgan Stanley Capital I Trust 2007-IQ16 6.33% 12/12/49 (i)	80,000	80,982
Morgan Stanley Capital I Trust 2008-T29 6.50% 01/11/43 (i)	50,000	51,118
Morgan Stanley Capital I Trust 2016-UBS9 1.40% 03/15/49 (g)(i)	575,192	43,094
Wells Fargo Commercial Mortgage Trust 2015-C26 1.44% 02/15/48 (g)(i)	949,766	68,929
Wells Fargo Commercial Mortgage Trust 2017-RB1 3.64% 03/15/50	115,209	119,608
WFRBS Commercial Mortgage Trust 2013-C17 4.26% 12/15/46	55,000	58,687
WFRBS Commercial Mortgage Trust 2014-C22 4.06% 09/15/57 (b)(i)	124,695	99,370
WFRBS Commercial Mortgage Trust 2014-C24 3.69% 11/15/47 (b)	156,648	102,295
WFRBS Commercial Mortgage Trust 2014-C25 3.80% 11/15/47 (b)(i)	23,000	17,074
WFRBS Commercial Mortgage Trust 2014-LC14 4.35% 03/15/47 (i)	123,000	131,155
4.59% 03/15/47 (b)(i)	130,681	109,141
WFRBS Commercial Mortgage Trust 2015-C31 3.85% 11/15/48	19,659	14,951

		3,405,877

Sovereign Bonds - 0.3%
Government of Colombia 2.63% 03/15/23	200,000	195,000
Government of Mexico 3.60% 01/30/25	205,000	207,460
4.00% 10/02/23	30,000	31,367
4.75% 03/08/44	64,000	64,064
Government of Peru 5.63% 11/18/50	30,000	36,345
Government of Uruguay 5.10% 06/18/50	30,308	30,876

		565,112

	Principal Amount ($) or Number of Shares	Fair Value $
Municipal Bonds and Notes - 0.2%
American Municipal Power Inc. 6.27% 02/15/50	25,000	31,053
Municipal Electric Authority of Georgia 6.64% 04/01/57 (h)	54,000	66,209
New Jersey Transportation Trust Fund Authority 6.88% 12/15/39	15,000	15,764
Port Authority of New York & New Jersey 4.46% 10/01/62	95,000	103,962
South Carolina State Public Service Authority 6.45% 01/01/50	40,000	45,841
State of California 5.70% 11/01/21	55,000	62,698
State of Illinois 5.10% 06/01/33	25,000	23,403

		348,930

FNMA (TBA) - 0.0%*
Lehman 5.50% TBA (n)(o)	36,429	787

Total Bonds and Notes (Cost $63,354,936)		63,900,576

Exchange Traded & Mutual Funds - 28.6%
SPDR Bloomberg Barclays High Yield Bond ETF (p)	173,223	6,443,895
State Street Global Equity ex-U.S. Index Portfolio (p)	5,244,029	52,282,970

Total Exchange Traded & Mutual Funds (Cost $56,665,637)		58,726,865

Total Investments in Securities (Cost $189,608,023)		195,931,944

Short-Term Investments - 7.9%
Dreyfus Treasury & Agency Cash Management - Institutional Shares 0.65% (d)	3,851,497	3,851,497
State Street Institutional Treasury Money Market Fund - Premier Class 1.10% (d)(h)(p)	4,140,317	4,140,317

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	33

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Number of Shares	Fair Value $

State Street Institutional Treasury Plus Fund - Premier Class 0.86% (d)(p)	3,851,498	3,851,498
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (d)(p)	4,407,363	4,407,363

	Principal Amount $	Fair Value $
U.S. Treasury Bill 0.78% (c)(d)	20,000	19,986

Total Short-Term Investments (Cost $16,270,661)		16,270,661

Total Investments (Cost $205,878,684)		212,202,605

Liabilities in Excess of Other Assets, net - (3.5)%		(7,203,560)

NET ASSETS - 100.0%		204,999,045

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

Markit CDX North America High Yield Index	CME Group Inc.	$1,117	5.00%	12/20/21	$(82,920)	$(42,706)	$(40,214)
Markit CDX North America Investment Grade Index	CME Group Inc.	$2,337	1.00%	06/20/22	$(43,870)	$(37,442)	$(6,428)

							$(46,642)

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation

S&P 500 Emini Index Futures	September 2017	3	$363,135	$(803)
5 Yr. U.S. Treasury Notes Futures	September 2017	26	3,063,734	(5,603)
10 Yr. U.S. Treasury Notes Futures	September 2017	54	6,778,688	(42,539)

				$(48,945)

The Fund had the following short futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)

U.S. Long Bond Futures	September 2017	2	$(307,375)	$(1,754)
Ultra Long-Term U.S. Treasury Bond Futures	September 2017	8	(1,327,000)	(19,203)
2 Yr. U.S. Treasury Notes Futures	September 2017	9	(1,944,984)	2,281
10 Yr. U.S. Treasury Ultra Futures	September 2017	19	(2,561,438)	6,551

				$(12,125)

				$(61,070)

See Notes to Schedules of Investments and Notes to Financial Statements.

34	Elfun Diversified Fund

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Schedule of Investments, continued — June 30, 2017 (Unaudited)

The Fund was invested in the following countries/territories at June 30, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)

United States	97.11%
Ireland	0.43%
United Kingdom	0.36%
Mexico	0.27%
Netherlands	0.27%
Luxembourg	0.18%
Switzerland	0.17%
France	0.17%
Germany	0.16%
Singapore	0.15%
Canada	0.15%
Colombia	0.11%
Japan	0.09%

Country/Territory	Percentage (based on Fair Value)

Spain	0.07%
Cayman Islands	0.07%
Bermuda	0.07%
Supranational	0.06%
Brazil	0.02%
Peru	0.02%
South Korea	0.02%
Uruguay	0.01%
Jersey	0.01%
Norway	0.01%
Australia	0.01%
China	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2017 (unaudited):

Industry	Domestic	Foreign	Total

Exchange Traded Funds	27.68%	0.00%	27.68%
Diversified Banks	1.83%	0.00%	1.83%
Pharmaceuticals	1.71%	0.03%	1.74%
Internet Software & Services	1.59%	0.00%	1.59%
Technology Hardware, Storage & Peripherals	1.42%	0.01%	1.43%
Systems Software	1.21%	0.00%	1.21%
Semiconductors	0.89%	0.14%	1.03%
Biotechnology	1.02%	0.00%	1.02%
Integrated Oil & Gas	0.97%	0.00%	0.97%
Internet & Direct Marketing Retail	0.93%	0.00%	0.93%
Healthcare Equipment	0.72%	0.20%	0.92%
Data Processing & Outsourced Services	0.85%	0.00%	0.85%
Aerospace & Defense	0.81%	0.00%	0.81%
Industrial Conglomerates	0.80%	0.00%	0.80%
Integrated Telecommunication Services	0.71%	0.00%	0.71%
Electric Utilities	0.69%	0.00%	0.69%
Tobacco	0.63%	0.00%	0.63%
Soft Drinks	0.62%	0.00%	0.62%
Managed Healthcare	0.62%	0.00%	0.62%
Household Products	0.61%	0.00%	0.61%
Multi-Sector Holdings	0.55%	0.00%	0.55%
Oil & Gas Exploration & Production	0.50%	0.00%	0.50%
Movies & Entertainment	0.48%	0.00%	0.48%
IT Consulting & Other Services	0.35%	0.12%	0.47%
Cable & Satellite	0.45%	0.00%	0.45%
Regional Banks	0.45%	0.00%	0.45%
Packaged Foods & Meats	0.43%	0.00%	0.43%
Restaurants	0.43%	0.00%	0.43%
Home Improvement Retail	0.41%	0.00%	0.41%
Asset Management & Custody Banks	0.39%	0.00%	0.39%
Investment Banking & Brokerage	0.36%	0.00%	0.36%
Multi-Utilities	0.36%	0.00%	0.36%
Specialized REITs	0.36%	0.00%	0.36%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	35

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Schedule of Investments, continued — June 30, 2017 (Unaudited)

Industry	Domestic	Foreign	Total

Application Software	0.35%	0.00%	0.35%
Communications Equipment	0.33%	0.00%	0.33%
Life & Health Insurance	0.31%	0.00%	0.31%
Railroads	0.31%	0.00%	0.31%
Property & Casualty Insurance	0.17%	0.13%	0.30%
Hypermarkets & Super Centers	0.30%	0.00%	0.30%
Industrial Machinery	0.28%	0.02%	0.30%
Oil & Gas Equipment & Services	0.27%	0.02%	0.29%
Financial Exchanges & Data	0.26%	0.00%	0.26%
Diversified Chemicals	0.26%	0.00%	0.26%
Consumer Finance	0.26%	0.00%	0.26%
Air Freight & Logistics	0.25%	0.00%	0.25%
Life Sciences Tools & Services	0.25%	0.00%	0.25%
Drug Retail	0.24%	0.00%	0.24%
Airlines	0.22%	0.00%	0.22%
Electrical Components & Equipment	0.19%	0.00%	0.19%
Specialty Chemicals	0.19%	0.00%	0.19%
Retail REITs	0.19%	0.00%	0.19%
Construction Machinery & Heavy Trucks	0.18%	0.00%	0.18%
Oil & Gas Refining & Marketing	0.18%	0.00%	0.18%
Insurance Brokers	0.09%	0.08%	0.17%
Hotels, Resorts & Cruise Lines	0.16%	0.00%	0.16%
Residential REITs	0.16%	0.00%	0.16%
Multi-Line Insurance	0.16%	0.00%	0.16%
Apparel Retail	0.16%	0.00%	0.16%
Healthcare Distributors	0.15%	0.00%	0.15%
Automobile Manufacturers	0.15%	0.00%	0.15%
Healthcare Services	0.14%	0.00%	0.14%
Semiconductor Equipment	0.14%	0.00%	0.14%
Oil & Gas Storage & Transportation	0.14%	0.00%	0.14%
Fertilizers & Agricultural Chemicals	0.13%	0.00%	0.13%
Footwear	0.13%	0.00%	0.13%
Home Entertainment Software	0.12%	0.00%	0.12%
Building Products	0.11%	0.01%	0.12%
Apparel, Accessories & Luxury Goods	0.12%	0.00%	0.12%
Industrial Gases	0.11%	0.00%	0.11%
Health Care REITs	0.11%	0.00%	0.11%
General Merchandise Stores	0.10%	0.00%	0.10%
Research & Consulting Services	0.07%	0.03%	0.10%
Office REITs	0.10%	0.00%	0.10%
Automotive Retail	0.10%	0.00%	0.10%
Paper Packaging	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Electronic Components	0.08%	0.00%	0.08%
Specialty Stores	0.08%	0.00%	0.08%
Distillers & Vintners	0.07%	0.00%	0.07%
Broadcasting	0.07%	0.00%	0.07%
Healthcare Supplies	0.06%	0.00%	0.06%
Healthcare Facilities	0.06%	0.00%	0.06%
Agricultural & Farm Machinery	0.06%	0.00%	0.06%
Food Retail	0.06%	0.00%	0.06%
Trading Companies & Distributors	0.06%	0.00%	0.06%
Auto Parts & Equipment	0.01%	0.04%	0.05%
Home Building	0.05%	0.00%	0.05%

See Notes to Schedules of Investments and Notes to Financial Statements.

36	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Industry	Domestic	Foreign	Total

Industrial REITs	0.05%	0.00%	0.05%
Personal Products	0.05%	0.00%	0.05%
Advertising	0.05%	0.00%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.00%	0.05%	0.05%
Commodity Chemicals	0.05%	0.00%	0.05%
Housewares & Specialties	0.04%	0.00%	0.04%
Distributors	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Agricultural Products	0.04%	0.00%	0.04%
Home Furnishings	0.04%	0.00%	0.04%
Leisure Products	0.03%	0.00%	0.03%
Department Stores	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Copper	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Brewers	0.02%	0.00%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Household Appliances	0.02%	0.00%	0.02%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Diversified Support Services	0.02%	0.00%	0.02%
Casinos & Gaming	0.02%	0.00%	0.02%
Motorcycle Manufacturers	0.02%	0.00%	0.02%
Oil & Gas Drilling	0.01%	0.01%	0.02%
Trucking	0.01%	0.00%	0.01%
Tires & Rubber	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%
Electronic Equipment & Instruments	0.01%	0.00%	0.01%
Home Furnishing Retail	0.01%	0.00%	0.01%

			62.22%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	37

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Sector	Percentage (based on Fair Value)

Corporate Notes	12.25%
Agency Mortgage Backed	8.18%
U.S. Treasuries	7.12%
Non-Agency Collateralized Mortgage Obligations	1.61%
Agency Collateralized Mortgage Obligations	0.35%
Sovereign Bonds	0.27%
Asset Backed	0.17%
Municipal Bonds and Notes	0.16%
FNMA (TBA)	0.00%	**

	30.11%

Short-Term Investments
Short-Term Investments	7.67%

	7.67%

	100.00%

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays High Yield Bond ETF	173,223	$6,313,978	—	—	173,223	$6,443,895	$156,596	$—
State Street Corp.	—	—	2,678	1,419	1,259	112,970	957	(905)
State Street Global Equity ex-U.S. Index Portfolio	—	—	5,244,029	—	5,244,029	52,282,970	—	—
State Street Institutional Treasury Money Market Fund - Premier Class	—	—	7,844,486	3,704,169	4,140,317	4,140,317	5,378	—
State Street Institutional Treasury Plus Fund - Premier Class	—	—	6,851,966	3,000,468	3,851,498	3,851,498	3,580	—
State Street Institutional U.S. Government Money Market Fund - Class G Shares	22,591,439	22,591,439	40,021,441	58,205,517	4,407,363	4,407,363	40,876	—
State Street Institutional U.S. Government Money Market Fund - Premier Class	—	—	17,282,934	17,282,934	—	—	1,068	—

		$28,905,417				$71,239,013	$208,455	$(905)

See Notes to Schedules of Investments and Notes to Financial Statements.

38	Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,029.00
Account value at the end of the period June 30, 2017	$1,000.00	$1,023.80
Expenses paid during the period*	$1.01	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Tax-Exempt Income Fund	39

Elfun Tax-Exempt Income Fund

Fund Information — June 30, 2017 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value $1,490,999 (in thousands) as of June 30, 2017 (a)(b)

Quality Ratings

as of June 30, 2017 as a % of Fair Value (a)(b)

Aaa / AAA	11.50%
Aa / AA	45.40%
A / A	34.80%
Baa / BBB	3.60%
NR / Other	4.70%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

40	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Municipal Bonds and Notes - 99.2%†
Alaska - 0.2%
Alaska Housing Finance Corp. 5.00% 12/01/27	2,500,000	2,834,800

Arizona - 2.6%
Arizona Board of Regents State University System Revenue 5.00% 07/01/46	5,930,000	6,817,780
City of Phoenix 5.00% 07/01/19	5,000,000	5,000,000
Phoenix Civic Improvement Corp. (NPFG Insured) 5.50% 07/01/23 - 07/01/24 (m)	7,260,000	8,982,132
Salt River Project Agricultural Improvement & Power District 5.00% 12/01/21	10,000,000	11,252,500
University Medical Center Corp. 6.50% 07/01/39 (l)	1,000,000	1,102,250
University of Arizona 5.00% 06/01/46	5,000,000	5,742,400

		38,897,062

Arkansas - 0.1%
University of Arkansas 5.00% 11/01/46	1,250,000	1,439,813

California - 10.4%
California Educational Facilities Authority 5.25% 10/01/39 (l)	5,000,000	5,262,850
6.13% 10/01/36	1,500,000	1,764,075
California Health Facilities Financing Authority 4.00% 11/15/41 - 10/01/47	4,000,000	4,113,920
5.00% 11/15/48 (c)	2,000,000	2,301,860
5.50% 08/15/26	5,000,000	5,639,250
6.00% 07/01/39 (l)	5,000,000	5,477,950
6.50% 10/01/33 (l)	3,500,000	3,737,615
California State Department of Water Resources 5.00% 05/01/21 - 12/01/29	14,700,000	17,328,475
5.00% 12/01/21 (k)	5,000	5,780
5.00% 12/01/29 (l)	30,000	36,812
California State Public Works Board 5.00% 10/01/28	1,500,000	1,702,770
5.13% 10/01/31	2,000,000	2,259,540
5.25% 09/01/29	10,160,000	11,940,235
6.00% 04/01/26 (l)	8,475,000	9,203,935
California State University 4.00% 11/01/45	5,900,000	6,162,963
Los Angeles Department of Water & Power 5.00% 07/01/42 - 07/01/47	15,750,000	18,265,233

	Principal Amount $	Fair Value $
Los Angeles Harbor Department 5.00% 08/01/26	8,000,000	8,617,760
San Diego Community College District 5.00% 08/01/41 (l)	10,000,000	11,500,400
State of California 5.00% 02/01/31 - 08/01/46	19,220,000	21,825,351
5.25% 04/01/35 - 11/01/40	12,750,000	14,321,108
University of California 5.00% 05/15/38	4,000,000	4,576,840

		156,044,722

Colorado - 1.9%
Metro Wastewater Reclamation District 5.00% 04/01/27	1,730,000	1,994,655
Regional Transportation District 4.25% 11/01/36	3,405,000	3,859,023
5.00% 11/01/27 - 11/01/29	13,760,000	16,767,170
5.00% 11/01/34 (c)	3,000,000	3,581,190
5.38% 06/01/31	2,500,000	2,761,350

		28,963,388

Connecticut - 5.3%
Connecticut State Health & Educational Facility Authority 5.00% 07/01/40 - 07/01/46	13,275,000	14,667,336
South Central Connecticut Regional Water Authority 5.00% 08/01/27 - 08/01/37	3,695,000	4,290,274
State of Connecticut 5.00% 01/01/22 - 05/01/37	17,600,000	20,224,292
State of Connecticut Special Tax Revenue 4.00% 09/01/36	6,000,000	6,129,060
5.00% 11/01/26 - 09/01/34	30,250,000	33,607,893
Town of Fairfield 5.00% 08/01/21	1,000,000	1,144,050

		80,062,905

Delaware - 1.7%
County of New Castle 5.00% 07/15/33 - 07/15/39 (l)	10,000,000	10,415,300
Delaware State Health Facilities Authority 5.00% 10/01/40	6,300,000	6,831,468
Delaware Transportation Authority 5.00% 06/01/45	6,680,000	7,528,427
State of Delaware 5.00% 07/01/28 (l)	825,000	916,682
5.00% 07/01/28	175,000	193,849

		25,885,726

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	41

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

District of Columbia - 3.2%
District of Columbia 5.00% 06/01/38 - 04/01/42	9,250,000	10,614,217
5.50% 04/01/36 (l)	15,000,000	15,825,000
District of Columbia Water & Sewer Authority 5.00% 10/01/39	10,000,000	11,576,500
5.25% 10/01/29 (l)	5,000,000	5,262,850
Washington Metropolitan Area Transit Authority 5.00% 07/01/34 (c)	3,375,000	4,029,953

		47,308,520

Florida - 1.4%
Brevard County Health Facilities Authority 7.00% 04/01/39 (l)	1,000,000	1,100,430
City of Tampa Water & Wastewater System Revenue 5.00% 10/01/27	8,560,000	9,800,173
County of Miami-Dade County Health Facilities Authority Revenue 4.00% 08/01/47	2,000,000	2,034,000
County of Miami-Dade Special Obligation Revenue 4.00% 10/01/39 (h)	7,750,000	7,972,967

		20,907,570

Georgia - 7.8%
Athens-Clarke County Unified Government Development Authority 5.00% 06/15/31 (l)	6,050,000	6,275,605
Athens-Clarke County Unified Government Water & Sewerage Revenue 5.50% 01/01/38 (l)	7,000,000	7,457,030
Atlanta Development Authority 5.25% 07/01/40	8,925,000	10,341,665
City of Atlanta Department of Aviation 5.00% 01/01/25 - 01/01/34	18,500,000	20,919,960
City of Atlanta Water & Wastewater Revenue 5.25% 11/01/30	5,690,000	6,793,689
6.25% 11/01/39 (l)	10,000,000	11,166,200
City of Atlanta Water & Wastewater Revenue (AGMC Insured) 5.75% 11/01/27 - 11/01/30 (m)	9,500,000	12,662,065

	Principal Amount $	Fair Value $
DeKalb Newton & Gwinnett Counties Joint Development Authority 6.00% 07/01/34 (l)	8,500,000	9,312,515
Gwinnett County Development Authority 5.00% 07/01/37 - 07/01/40	9,325,000	10,651,470
Municipal Electric Authority of Georgia 5.00% 01/01/35	5,500,000	6,088,775
5.25% 01/01/19	2,490,000	2,616,915
Richmond County Hospital Authority 4.00% 01/01/36	2,855,000	2,946,446
State of Georgia 4.00% 07/01/32	3,350,000	3,643,192
4.50% 01/01/29	3,000,000	3,120,510
5.00% 01/01/26 (l)	2,250,000	2,382,075

		116,378,112

Hawaii - 2.2%
City & County Honolulu Wastewater System Revenue 5.00% 07/01/36	3,500,000	4,083,800
City & County of Honolulu 5.00% 04/01/33 (l)	10,000,000	10,670,500
State of Hawaii Airports System Revenue 5.25% 07/01/24	15,800,000	17,641,806

		32,396,106

Idaho - 0.3%
Idaho Health Facilities Authority 6.75% 11/01/37	4,000,000	4,265,040

Illinois - 3.7%
Chicago Transit Authority 5.00% 12/01/46	3,000,000	3,247,740
City of Chicago O’Hare International Airport Revenue 5.00% 01/01/41 - 01/01/46	3,000,000	3,368,480
5.25% 01/01/42	8,000,000	9,297,120
5.63% 01/01/35	5,000,000	5,614,550
5.75% 01/01/39	11,500,000	12,961,765
Illinois State Toll Highway Authority 5.00% 12/01/32	8,050,000	9,267,804
Metropolitan Pier & Exposition Authority (NPFG Insured) 5.40% 06/15/19 (m)	2,935,000	2,972,157
5.65% 06/15/22 (k)(m)	375,000	450,638
5.65% 06/15/22 (m)	3,930,000	4,470,689

See Notes to Schedules of Investments and Notes to Financial Statements.

42	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Southwestern Illinois Development Authority (NPFG Insured) 5.00% 10/01/21 (k)(m)	195,000	224,466
5.00% 10/01/21 (m)	3,805,000	4,289,415

		56,164,824

Indiana - 0.7%
Indiana Municipal Power Agency 5.50% 01/01/27 (l)	2,500,000	2,663,225
Indianapolis Local Public Improvement Bond Bank 5.75% 01/01/38 (l)	1,370,000	1,465,544
5.75% 01/01/38	5,630,000	5,980,355

		10,109,124

Kentucky - 3.1%
Kentucky State Property & Building Commission 5.00% 02/01/33 - 04/01/37	11,705,000	13,219,481
Kentucky State Property & Building Commission (AGC Insured) 5.25% 02/01/27 (l)(m)	9,450,000	10,055,461
5.25% 02/01/27 (m)	1,215,000	1,284,814
Louisville & Jefferson County Metropolitan Sewer District 5.00% 05/15/30	14,340,000	16,313,041
University of Louisville 5.00% 03/01/31	4,605,000	5,417,829

		46,290,626

Louisiana - 1.2%
City of New Orleans Sewerage Service Revenue 5.00% 06/01/44 - 06/01/45	3,900,000	4,357,131
City of Shreveport Water & Sewer Revenue (AGMC Insured) 4.00% 12/01/41 (m)	2,250,000	2,325,487
Louisiana Public Facilities Authority 5.00% 05/15/47	1,000,000	1,101,350
State of Louisiana 5.00% 09/01/19 (k)	10,050,000	10,874,703

		18,658,671

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority 5.25% 07/01/21 (l)	315,000	351,961
5.25% 07/01/21	1,475,000	1,636,852
Maine Turnpike Authority 5.00% 07/01/42	1,000,000	1,119,000

	Principal Amount $	Fair Value $
6.00% 07/01/34 (l)	1,250,000	1,369,487

		4,477,300

Maryland - 3.9%
City of Baltimore 5.00% 07/01/38 - 07/01/46	24,375,000	27,929,550
County of Prince George’s 5.00% 09/15/24 - 09/15/25	8,790,000	10,082,945
Maryland Economic Development Corp. 5.75% 06/01/35	3,000,000	3,219,840
Maryland Health & Higher Educational Facilities Authority 5.00% 07/01/34 (l)	1,945,000	2,090,817
5.00% 07/01/34 - 08/15/41	1,355,000	1,488,662
State of Maryland 5.00% 11/01/18	4,000,000	4,210,760
Washington Suburban Sanitary Commission 4.50% 06/01/26 (l)	8,470,000	8,742,734

		57,765,308

Massachusetts - 3.2%
Massachusetts Department of Transportation 5.00% 01/01/37	10,000,000	10,698,900
Massachusetts Development Finance Agency 5.50% 11/15/36 (l)	4,000,000	4,243,880
5.75% 07/01/39 (l)	3,325,000	3,623,086
5.75% 07/01/39	1,675,000	1,802,484
Massachusetts Health & Educational Facilities Authority 5.00% 07/01/34	7,500,000	8,043,900
Massachusetts School Building Authority 5.00% 08/15/28	5,000,000	5,811,950
Massachusetts Water Resources Authority 5.00% 08/01/32	4,140,000	4,841,316
5.00% 08/01/41 (l)	3,000,000	3,443,700
6.50% 07/15/19 (k)	5,905,000	6,134,646

		48,643,862

Michigan - 1.5%
Lansing Board of Water & Light 5.00% 07/01/37	3,500,000	3,884,755
State of Michigan 5.00% 03/15/27 (h)	4,415,000	5,462,459
State of Michigan (AGMC Insured) 5.25% 09/15/27 (m)(l)(h)	5,000,000	5,041,550

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	43

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

State of Michigan Trunk Line Revenue 5.50% 11/01/18	6,000,000	6,355,380
University of Michigan Revenue 5.00% 04/01/46	1,000,000	1,166,870

		21,911,014

Minnesota - 0.1%
Saint Cloud Health Care Revenue 5.00% 05/01/46	1,000,000	1,122,610

Missouri - 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District 5.00% 10/01/44	8,010,000	9,108,972
Kansas City Sanitary Sewer System Revenue 4.00% 01/01/40	1,725,000	1,813,872
Metropolitan St. Louis Sewer District 5.00% 05/01/45 - 05/01/46	3,000,000	3,472,890
Missouri Highway & Transportation Commission 5.00% 05/01/21	4,610,000	5,090,085
Missouri Joint Municipal Electric Utility Commission 5.00% 01/01/34	1,950,000	2,200,361
Missouri State Environmental Improvement & Energy Resources Authority 5.00% 01/01/24	525,000	526,407

		22,212,587

New Jersey - 6.8%
New Jersey Economic Development Authority 5.00% 06/15/41	7,250,000	7,436,325
5.25% 06/15/40	4,000,000	4,203,800
5.50% 12/15/29 (l)	3,345,000	3,622,903
5.50% 12/15/29	1,655,000	1,711,535
New Jersey Educational Facilities Authority 4.00% 07/01/34 - 07/01/35	2,000,000	2,057,470
5.50% 09/01/30 - 09/01/33	14,700,000	15,625,268
6.00% 12/01/17 (k)	5,720,000	5,835,544
New Jersey Health Care Facilities Financing Authority 4.00% 07/01/41	6,200,000	6,255,986
New Jersey Health Care Facilities Financing Authority (AGMC Insured) 4.13% 07/01/38 (m)	6,215,000	6,378,827

	Principal Amount $	Fair Value $
New Jersey Higher Education Student Assistance Authority 5.63% 06/01/30	7,500,000	8,013,675
New Jersey State Turnpike Authority 5.00% 01/01/33 - 01/01/45	18,500,000	20,975,325
5.25% 01/01/40	10,000,000	10,485,600
New Jersey Transportation Trust Fund Authority 5.00% 06/15/45	2,250,000	2,297,228
5.25% 06/15/36	7,350,000	7,565,575

		102,465,061

New Mexico - 0.7%
New Mexico Finance Authority 5.00% 06/15/18 - 06/15/23	9,200,000	9,832,070

		9,832,070

New York - 10.6%
Hudson Yards Infrastructure Corp. 5.00% 02/15/39 - 02/15/45	11,000,000	12,730,360
Long Island Power Authority 6.00% 05/01/33 (l)	7,500,000	8,164,350
Metropolitan Transportation Authority 5.00% 11/15/29 - 11/15/37	15,710,000	18,394,896
New York City Transitional Finance Authority Building Aid Revenue 5.50% 07/15/31	10,000,000	10,452,500
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00% 05/01/42	5,000,000	5,261,850
5.00% 11/01/21 - 02/01/43	32,500,000	37,005,200
New York Liberty Development Corp. 5.00% 11/15/44	5,000,000	5,554,450
5.13% 01/15/44	10,000,000	10,832,600
New York State Dormitory Authority 5.00% 10/01/45 - 07/01/46	9,000,000	11,339,510
5.50% 05/01/37 (l)	2,500,000	2,698,975
6.00% 07/01/40 (l)	2,000,000	2,279,500
New York State Thruway Authority 5.00% 05/01/19	6,000,000	6,412,380
New York State Urban Development Corp. 5.50% 01/01/19	9,000,000	9,589,050
Triborough Bridge & Tunnel Authority 5.00% 11/15/26 (l)	6,170,000	6,498,614
5.00% 11/15/26 - 11/15/38	8,330,000	9,334,770

See Notes to Schedules of Investments and Notes to Financial Statements.

44	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Westchester County Healthcare Corp. 6.13% 11/01/37 (l)	2,220,000	2,571,559
6.13% 11/01/37	280,000	311,276

		159,431,840

North Carolina - 1.7%
Cape Fear Public Utility Authority 4.00% 08/01/33	1,800,000	1,968,894
City of Charlotte 5.00% 06/01/23	4,320,000	4,780,339
City of Charlotte Water & Sewer System Revenue 5.00% 07/01/38	5,000,000	5,177,650
North Carolina Capital Facilities Finance Agency 4.00% 10/01/44	2,000,000	2,158,540
North Carolina Eastern Municipal Power Agency 5.00% 01/01/26 (l)	5,000,000	5,289,700
North Carolina Medical Care Commission 4.00% 06/01/42	1,500,000	1,570,950
State of North Carolina 4.75% 05/01/30	4,130,000	4,477,622

		25,423,695

Ohio - 4.1%
American Municipal Power Inc. 5.00% 02/15/38 (l)	4,705,000	4,820,837
5.00% 02/15/38	295,000	300,699
City of Cincinnati Water System Revenue 5.00% 12/01/36 (l)	2,500,000	2,895,700
City of Columbus 5.00% 07/01/26 (l)	15,130,000	18,141,324
5.00% 08/15/29 - 08/15/30	2,925,000	3,457,513
City of Columbus Sewerage Revenue 4.50% 06/01/32 (l)	700,000	710,073
Cuyahoga Community College District 5.00% 08/01/26 (l)	1,800,000	1,976,868
Northeast Ohio Regional Sewer District 5.00% 11/15/38	12,000,000	13,625,040
Ohio Higher Educational Facility Commission 6.25% 05/01/38 (l)	5,000,000	5,341,750
Ohio State Turnpike Commission 5.25% 02/15/39	6,000,000	6,871,800
University of Cincinnati 5.00% 06/01/45	3,500,000	4,040,610

		62,182,214

	Principal Amount $	Fair Value $
Oklahoma - 0.7%
Oklahoma Capital Improvement Authority 5.00% 07/01/28 - 07/01/29	5,000,000	5,913,370
Oklahoma Turnpike Authority 5.00% 01/01/28	3,500,000	3,906,980

		9,820,350

Oregon - 0.1%
Eugene Water Revenue 4.00% 08/01/45	1,000,000	1,060,100

Pennsylvania - 4.1%
City of Philadelphia Water & Wastewater Revenue 5.00% 01/01/36 - 10/01/47	13,000,000	14,457,380
Delaware River Port Authority 5.00% 01/01/29	5,000,000	5,766,800
Pennsylvania State University 5.00% 09/01/41	1,200,000	1,394,976
Pennsylvania Turnpike Commission 5.00% 06/01/29 (l)	10,000,000	10,730,300
5.00% 12/01/32	1,500,000	1,667,295
5.25% 06/01/39 (l)	4,595,000	4,952,124
5.25% 06/01/39	4,905,000	5,202,047
6.00% 12/01/34 (l)	3,545,000	4,106,776
6.00% 12/01/34	8,455,000	9,648,930
Philadelphia Authority for Industrial Development 4.00% 07/01/37	3,435,000	3,599,365

		61,525,993

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. 6.25% 09/15/34 (l)	1,300,000	1,380,626
6.50% 09/15/28 (l)	1,000,000	1,064,970
Rhode Island Infrastructure Bank Water Pollution Control Revenue 5.00% 10/01/28	2,200,000	2,665,344

		5,110,940

South Carolina - 2.5%
Piedmont Municipal Power Agency 5.00% 01/01/25	2,315,000	2,617,941
Piedmont Municipal Power Agency (AGC Insured) 5.75% 01/01/34 (m)	5,500,000	6,318,290

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	45

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

South Carolina State Public Service Authority 5.00% 12/01/37 - 12/01/38	12,000,000	13,269,600
5.50% 01/01/38 (l)	14,970,000	15,947,391

		38,153,222

Tennessee - 0.4%
County of Shelby 5.00% 03/01/21	3,500,000	3,839,430
Knox County Health Educational & Housing Facility Board 5.00% 04/01/36	1,000,000	1,108,000
State of Tennessee 5.00% 05/01/19 (l)	1,000,000	1,033,390

		5,980,820

Texas - 8.3%
City of Austin Airport System Revenue 5.00% 11/15/46	3,000,000	3,444,060
City of Austin Water & Wastewater System Revenue 5.00% 11/15/42 - 11/15/45	18,595,000	21,010,081
City of Houston Utility System Revenue 5.00% 05/15/28 - 11/15/33	10,470,000	11,935,795
5.25% 11/15/30 - 11/15/31	12,000,000	13,529,220
County of Harris 5.00% 08/15/41	3,000,000	3,456,930
Dallas Area Rapid Transit 5.00% 12/01/41	3,160,000	3,666,959
Dallas/Fort Worth International Airport 5.25% 11/01/29	5,000,000	5,933,900
Harris County-Houston Sports Authority 5.00% 11/15/30	2,000,000	2,305,060
Judson Independent School District 4.00% 02/01/45	2,625,000	2,765,149
North Texas Tollway Authority 5.00% 09/01/31 - 01/01/39	4,500,000	5,114,535
5.75% 01/01/38 - 01/01/40 (l)	20,245,000	20,716,877
5.75% 01/01/40	1,230,000	1,255,830
6.00% 01/01/38	5,000,000	5,697,400
Texas Transportation Commission State Highway Fund 5.00% 04/01/23	9,750,000	11,577,345

	Principal Amount $	Fair Value $
The University of Texas System 5.00% 08/15/26	10,000,000	12,448,800

		124,857,941

Utah - 1.0%
Salt Lake City Corporation Airport Revenue 5.00% 07/01/47	2,500,000	2,900,600
Utah State Board of Regents 5.00% 11/01/30	4,000,000	4,375,320
Utah Transit Authority 5.00% 06/15/42	7,500,000	8,263,725

		15,539,645

Virginia - 1.6%
County of Henrico Water & Sewer Revenue 5.00% 05/01/46	2,530,000	2,947,172
University of Virginia 5.00% 04/01/47	6,000,000	7,106,580
Virginia Resources Authority 4.00% 11/01/41	5,585,000	5,979,580
5.00% 11/01/46	1,720,000	2,016,115
5.25% 11/01/38 (l)	2,390,000	2,520,494
5.25% 11/01/38	2,610,000	2,743,319

		23,313,260

Total Municipal Bonds and Notes (Cost $1,417,937,635)		1,487,436,841

Short-Term Investments - 0.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $3,562,121) (d)(p)	3,562,121	3,562,121

Total Investments (Cost $1,421,499,756)		1,490,998,962

Other Assets and Liabilities, net - 0.5%		8,212,276

NET ASSETS - 100.0%		1,499,211,238

See Notes to Schedules of Investments and Notes to Financial Statements.

46	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	50,202,639	$50,202,639	68,596,154	115,236,672	3,562,121	$3,562,121	$29,222
State Street Institutional U.S. Government Money Market Fund - Premier Class	—	—	134,863,186	134,863,186	—	—	29,746

		$50,202,639				$3,562,121	$58,968

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	47

Elfun Income Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2017	$1,025.80	$1,023.16
Expenses paid during the period*	$1.66	$1.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.33% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

48	Elfun Income Fund

Elfun Income Fund

Fund Information — June 30, 2017 (Unaudited)

Sector Allocation Sector Allocation

Portfolio Compositions as a % of Fair Value of Investments of $298,007 (in thousands) on June 30, 2017 (a)(b)

Quality Ratings

as of June 30, 2017 as a % of Fair Value (a)(b)

Aaa / AAA	33.3%
Aa / AA	27.6%
A / A	8.8%
Baa / BBB	21.1%
Ba / BB and lower	8.1%
NR / Other	1.1%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Income Fund	49

Elfun Income Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Bonds and Notes - 99.2%†
U.S. Treasuries - 22.0%
U.S. Treasury Bond 2.50% 05/15/46	4,919,900	4,585,307
U.S. Treasury Notes 0.88% 03/31/18 - 10/15/18 (h)	7,072,900	7,043,271
1.25% 12/31/18 (h)	5,636,300	5,627,271
1.38% 12/15/19 (h)	9,956,500	9,935,113
1.50% 05/15/20 (h)	170,000	169,801
1.88% 04/30/22 (h)	8,241,700	8,239,450
2.00% 07/31/22 - 05/31/24	21,060,700	20,942,488
2.25% 02/15/27 (h)	1,951,500	1,942,810
2.38% 05/15/27 (h)	1,163,000	1,170,496

		59,656,007

Agency Mortgage Backed - 26.5%
Federal Home Loan Mortgage Corp. 3.50% 12/01/46	10,545,523	10,839,163
4.50% 06/01/33 - 02/01/35	14,682	15,784
5.00% 07/01/35 - 06/01/41	959,397	1,062,140
5.50% 05/01/20 - 04/01/39	286,218	323,707
6.00% 08/01/17 - 11/01/37	562,550	643,639
6.50% 07/01/29	1,960	2,168
7.00% 01/01/27 - 08/01/36	111,128	122,532
7.50% 11/01/29 - 09/01/33	7,901	8,355
8.00% 11/01/30	4,155	4,655
Federal National Mortgage Assoc. 3.00% 02/01/43 - 06/01/43 (h)	8,743,336	8,787,476
3.50% 11/01/42 - 08/01/45 (h)	1,293,058	1,332,396
4.00% 05/01/19 - 03/01/41	798,686	842,095
4.00% 01/01/41 -03/01/44 (h)	4,028,142	4,266,650
4.50% 05/01/18 - 01/01/41	3,853,918	4,159,999
5.00% 07/01/20 - 06/01/41	1,536,950	1,702,891
5.50% 06/01/20 - 01/01/39	1,101,838	1,221,598
6.00% 05/01/19 - 08/01/35	995,273	1,132,979
6.00% 05/01/41 (h)	1,126,145	1,283,186
6.50% 07/01/17 - 08/01/36	130,021	144,075
6.50% 08/01/28 (h)	1,656	1,833
7.00% 08/01/17 - 02/01/34	12,049	12,749
7.50% 12/01/26 - 12/01/33	60,786	66,941
8.00% 06/01/24 - 01/01/33	8,860	9,269
8.00% 09/01/25 - 10/01/31 (h)	10,402	11,713
8.50% 04/01/30 (h)	3,503	4,321
9.00% 12/01/22	3,766	4,033
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.35% 04/01/37 (i)	2,640	2,717
Federal National Mortgage Assoc. TBA 2.50% TBA (c)	4,882,026	4,906,436
3.00% TBA (c)	5,797,593	5,853,761

	Principal Amount $	Fair Value $
3.50% TBA (c)	752,794	772,943
4.00% TBA (c)	3,758,509	3,950,252
Government National Mortgage Assoc. 3.50% 05/20/43	2,031,433	2,112,574
4.00% 01/20/41 - 04/20/43	2,322,949	2,460,666
4.50% 08/15/33 - 03/20/41	1,123,551	1,207,604
5.00% 08/15/33	59,221	65,073
6.00% 04/15/27 - 09/15/36	274,134	319,235
6.50% 04/15/19 - 09/15/36	99,734	109,744
7.00% 11/15/27 - 10/15/36	61,812	66,959
7.50% 03/15/23 - 11/15/31	27,025	27,926
8.00% 09/15/27 - 06/15/30	29,422	30,439
8.50% 10/15/17	4	4
9.00% 11/15/17 - 12/15/21	1,339	1,460
3.00% TBA (c)	6,291,143	6,354,054
3.50% TBA (c)	4,696,032	4,862,961
4.00% TBA (c)	375,000	394,570
5.50% TBA (c)	435,000	483,147

		71,988,872

Agency Collateralized Mortgage Obligations - 1.3%
Federal Home Loan Mortgage Corp. 0.08% 09/25/43 (g)(i)	1,161,096	2,418
Federal Home Loan Mortgage Corp. REMIC 3.50% 11/15/24 - 11/15/30 (g)	590,457	44,385
5.50% 06/15/33 (g)	51,974	10,281
8.00% 04/15/20	7	7
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR 4.84% 08/15/43 (g)(i)	1,752,170	352,139
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR 4.94% 06/15/41 - 08/15/46 (g)(i)	4,923,648	747,840
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR 5.04% 10/15/42 (g)(i)	1,327,263	250,356
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 5.44% 08/15/25 (g)(i)	240,722	20,284
Federal Home Loan Mortgage Corp. STRIPS 1.47% 08/01/27 (d)(f)	1,067	983
8.00% 02/01/23 - 07/01/24 (g)	3,697	619
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR 4.79% 03/15/44 (g)(i)	2,396,703	480,156

See Notes to Schedules of Investments and Notes to Financial Statements.

50	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Federal National Mortgage Assoc. REMIC 0.51% 12/25/22 (d)(f)	1,663	1,286
1.21% 12/25/42 (g)(i)	272,900	12,428
5.00% 02/25/40 - 09/25/40 (g)	269,437	31,618
8.00% 05/25/22 (g)	5	75
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 4.78% 07/25/38 - 08/25/42 (g)(i)	5,081,748	987,040
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR 5.38% 10/25/43 (g)(i)	1,225,343	284,550
Federal National Mortgage Assoc. STRIPS 1.87% 12/25/34 (d)(f)	56,815	50,543
4.50% 08/25/35 - 01/25/36 (g)	116,595	20,628
5.00% 03/25/38 - 05/25/38 (g)	64,567	9,846
5.50% 12/25/33 (g)	17,399	3,422
6.00% 01/25/35 (g)	64,301	12,867
7.50% 11/25/23 (g)	10,117	1,603
8.00% 08/25/23 - 07/25/24 (g)	7,329	1,438
8.50% 07/25/22 (g)	1,583	187
9.00% 05/25/22 (g)	1,399	159
Government National Mortgage Assoc. REMIC 4.50% 02/20/38 - 08/16/39 (g)	242,978	15,379
5.00% 01/20/38 - 09/20/38 (g)	104,050	4,176
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 5.63% 01/16/40 (g)(i)	323,126	60,487

		3,407,200

Asset Backed - 0.6%
Chase Funding Trust 2004-1 3.99% 11/25/33 (j)	226,908	233,277
Citibank Credit Card Issuance Trust 2014-A6 2.15% 07/15/21	756,000	762,175
Citibank Credit Card Issuance Trust 2016-A1 1.75% 11/19/21	757,000	756,329

		1,751,781

Corporate Notes - 41.7%
21st Century Fox America Inc. 3.38% 11/15/26	124,000	123,715
4.75% 11/15/46	54,000	57,712
6.65% 11/15/37 (h)	228,000	301,117

	Principal Amount $	Fair Value $
Abbott Laboratories 2.90% 11/30/21	420,000	423,996
3.75% 11/30/26	135,000	137,824
4.90% 11/30/46	135,000	149,203
AbbVie Inc. 2.00% 11/06/18 (h)	393,000	393,944
3.20% 05/14/26 (h)	285,000	281,663
4.45% 05/14/46 (h)	105,000	108,536
4.70% 05/14/45 (h)	85,000	90,450
ACCO Brands Corp. 5.25% 12/15/24 (b)(h)	167,000	173,471
Aetna Inc. 3.50% 11/15/24 (h)	250,000	257,910
Aflac Inc. 4.00% 10/15/46 (h)	105,000	103,613
Agrium Inc. 4.90% 06/01/43 (h)	103,000	111,319
Alexandria Real Estate Equities Inc. 3.95% 01/15/28 (h)	170,000	172,889
Alibaba Group Holding Ltd. 4.50% 11/28/34 (h)	205,000	225,178
Allergan Funding SCS 3.00% 03/12/20	208,000	212,533
3.45% 03/15/22	209,000	215,418
4.55% 03/15/35	78,000	83,320
4.75% 03/15/45	16,000	17,295
Altria Group Inc. 2.63% 09/16/26 (h)	38,000	36,590
2.95% 05/02/23 (h)	210,000	211,615
3.88% 09/16/46 (h)	85,000	82,690
4.50% 05/02/43 (h)	114,000	121,526
America Movil SAB de C.V. 3.13% 07/16/22 (h)	205,000	208,913
5.00% 03/30/20 (h)	317,000	340,501
American Axle & Manufacturing Inc. 6.25% 04/01/25 (b)(h)	176,000	171,600
6.50% 04/01/27 (b)(h)	88,000	85,580
6.63% 10/15/22 (h)	84,000	86,100
American Campus Communities Operating Partnership LP 3.35% 10/01/20 (h)	157,000	161,060
4.13% 07/01/24 (h)	114,000	119,152
American Electric Power Company Inc. 2.95% 12/15/22 (h)	332,000	337,973
American Express Co. 3.63% 12/05/24 (h)	8,000	8,187
American International Group Inc. 3.75% 07/10/25 (h)	106,000	107,979
4.50% 07/16/44 (h)	122,000	124,229
4.80% 07/10/45 (h)	117,000	125,043

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	51

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

American Tower Corp. (REIT) 3.38% 10/15/26 (h)	225,000	220,161
3.40% 02/15/19 (h)	473,000	482,898
AmeriGas Partners LP/AmeriGas Finance Corp. 5.63% 05/20/24 (h)	83,000	85,698
5.88% 08/20/26 (h)	125,000	128,125
Amgen Inc. 2.20% 05/22/19 (h)	403,000	405,480
2.65% 05/11/22 (h)	273,000	273,881
4.56% 06/15/48 (h)	156,000	164,379
Amkor Technology Inc. 6.63% 06/01/21 (h)	429,000	437,044
Anadarko Petroleum Corp. 4.85% 03/15/21 (h)	24,000	25,614
6.20% 03/15/40 (h)	134,000	153,187
6.60% 03/15/46 (h)	25,000	30,870
Anglo American Capital PLC 4.75% 04/10/27 (b)(h)	200,000	205,460
Anheuser-Busch InBev Finance Inc. 2.65% 02/01/21 (h)	155,000	157,065
3.65% 02/01/26 (h)	304,000	313,232
4.70% 02/01/36 (h)	116,000	128,151
4.90% 02/01/46 (h)	215,000	243,000
Anheuser-Busch InBev Worldwide Inc. 2.50% 07/15/22 (h)	282,000	281,568
Anthem Inc. 3.30% 01/15/23 (h)	201,000	204,974
Apache Corp. 5.10% 09/01/40 (h)	132,000	135,019
Apple Inc. 2.50% 02/09/22 (h)	231,000	233,021
2.85% 05/11/24 (h)	273,000	274,325
3.35% 02/09/27 (h)	188,000	192,498
3.45% 02/09/45 (h)	136,000	127,989
3.85% 08/04/46 (h)	179,000	179,151
4.25% 02/09/47 (h)	51,000	54,173
Applied Materials Inc. 3.30% 04/01/27 (h)	108,000	109,767
4.35% 04/01/47 (h)	81,000	86,102
Aramark Services Inc. 5.13% 01/15/24 (h)	208,000	218,660
Archer-Daniels-Midland Co. 2.50% 08/11/26 (h)	326,000	312,102
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.25% 09/15/22 (b)(h)	200,000	205,300
Ascension Health 4.85% 11/15/53 (h)	103,000	119,497
AstraZeneca PLC 2.38% 11/16/20 (h)	87,000	87,493
3.13% 06/12/27	195,000	194,377

	Principal Amount $	Fair Value $
3.38% 11/16/25 (h)	146,000	149,137
AT&T Inc. 2.45% 06/30/20 (h)	189,000	189,931
2.63% 12/01/22 (h)	95,000	93,097
3.00% 06/30/22 (h)	127,000	127,223
4.25% 03/01/27 (h)	117,000	120,965
4.45% 04/01/24 (h)	172,000	181,078
4.50% 05/15/35 (h)	208,000	204,848
4.80% 06/15/44 (h)	163,000	161,754
5.25% 03/01/37 (h)	179,000	190,909
5.45% 03/01/47 (h)	224,000	241,462
Baidu Inc. 2.88% 07/06/22	255,000	253,695
Bank of America Corp. 1.70% 08/25/17 (h)	980,000	980,424
2.65% 04/01/19	280,000	283,382
3.25% 10/21/27 (h)	409,000	395,276
3.88% 08/01/25 (h)	252,000	260,721
3.95% 04/21/25 (h)	241,000	244,213
4.25% 10/22/26 (h)	212,000	218,335
Bank of America Corp. 1.16% + 3 month USD LIBOR 3.12% 01/20/23 (h)(i)	304,000	307,306
Bank of America Corp. 1.58% + 3 month USD LIBOR 3.82% 01/20/28 (h)(i)	31,000	31,542
Bank of America Corp. 1.81% + 3 month USD LIBOR 4.24% 04/24/38 (h)(i)	243,000	252,985
Bank of America Corp. 1.99% + 3 month USD LIBOR 4.44% 01/20/48 (h)(i)	215,000	228,016
Barclays PLC 4.34% 01/10/28	200,000	205,901
4.84% 05/09/28	200,000	204,479
5.25% 08/17/45	205,000	229,821
Barrick Gold Corp. 4.10% 05/01/23	66,000	71,395
Barrick North America Finance LLC 5.70% 05/30/41	45,000	53,351
Baxalta Inc. 2.88% 06/23/20	221,000	224,512
Becton Dickinson and Co. 2.89% 06/06/22	195,000	195,243
3.70% 06/06/27	137,000	137,215
3.73% 12/15/24	15,000	15,247
4.67% 06/06/47	98,000	100,943
4.69% 12/15/44	9,000	9,281
Berkshire Hathaway Energy Co. 6.13% 04/01/36 (h)	72,000	92,598
Berkshire Hathaway Inc. 4.50% 02/11/43	3,000	3,311

See Notes to Schedules of Investments and Notes to Financial Statements.

52	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Berry Plastics Corp. 5.13% 07/15/23	260,000	270,725
BHP Billiton Finance USA Ltd. 5.00% 09/30/43	72,000	83,431
Biogen Inc. 2.90% 09/15/20	83,000	84,771
BMW US Capital LLC 2.00% 04/11/21 (b)	81,000	80,263
2.80% 04/11/26 (b)	175,000	170,242
BNP Paribas S.A. 2.95% 05/23/22 (b)	264,000	266,598
Boardwalk Pipelines LP 4.45% 07/15/27 (h)	170,000	174,068
BP Capital Markets PLC 1.38% 05/10/18 (h)	211,000	210,567
3.22% 11/28/23 (h)	224,000	227,455
Brighthouse Financial Inc. 3.70% 06/22/27 (b)	105,000	103,389
4.70% 06/22/47 (b)	71,000	69,803
Brixmor Operating Partnership LP 3.90% 03/15/27 (h)	450,000	438,970
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.00% 01/15/22 (b)(h)	136,000	137,201
3.63% 01/15/24 (b)(h)	207,000	211,709
3.88% 01/15/27 (b)(h)	192,000	197,185
Buckeye Partners LP 3.95% 12/01/26 (h)	134,000	132,650
5.60% 10/15/44 (h)	63,000	65,119
Burlington Northern Santa Fe LLC 3.65% 09/01/25 (h)	145,000	152,617
CalAtlantic Group Inc. 5.25% 06/01/26 (h)	250,000	259,375
Calpine Corp. 5.75% 01/15/25 (h)	251,000	235,313
5.88% 01/15/24 (b)(h)	565,000	581,950
Canadian Natural Resources Ltd. 3.85% 06/01/27 (h)	117,000	116,327
4.95% 06/01/47 (h)	78,000	79,270
Capital One Financial Corp. 4.20% 10/29/25 (h)	396,000	399,340
Cardinal Health Inc. 2.62% 06/15/22 (h)	195,000	195,158
3.08% 06/15/24 (h)	117,000	117,252
3.41% 06/15/27 (h)	195,000	194,167
4.37% 06/15/47 (h)	49,000	50,440
Carlson Travel Inc. 6.75% 12/15/23 (b)(h)	264,000	268,620
Caterpillar Inc. 4.30% 05/15/44 (h)	133,000	143,644
Catholic Health Initiatives 2.60% 08/01/18	125,000	125,663
4.35% 11/01/42	130,000	117,482

	Principal Amount $	Fair Value $
CBL & Associates LP 5.95% 12/15/26 (h)	35,000	34,661
CBS Corp. 2.50% 02/15/23 (c)	205,000	202,588
2.90% 01/15/27 (h)	225,000	213,129
3.38% 02/15/28 (c)	205,000	200,943
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88% 04/01/24 (b)(h)	248,000	264,740
Celgene Corp. 3.88% 08/15/25 (h)	110,000	114,889
5.00% 08/15/45 (h)	130,000	146,582
Cenovus Energy Inc. 5.40% 06/15/47 (b)(h)	39,000	36,448
CenturyLink Inc. 5.80% 03/15/22 (h)	378,000	393,120
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13% 12/15/21 (b)(h)	484,000	492,470
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58% 07/23/20 (h)	283,000	292,423
4.91% 07/23/25 (h)	283,000	305,757
6.38% 10/23/35 (h)	42,000	49,834
6.48% 10/23/45 (h)	83,000	99,741
Chevron Corp. 3.19% 06/24/23 (h)	207,000	214,213
Chubb INA Holdings Inc. 4.35% 11/03/45	87,000	95,536
Cigna Corp. 3.25% 04/15/25 (h)	201,000	201,802
Cimarex Energy Co. 3.90% 05/15/27 (h)	136,000	136,759
Cinemark USA Inc. 4.88% 06/01/23 (h)	180,000	183,881
Cisco Systems Inc. 2.50% 09/20/26 (h)	222,000	212,902
Citigroup Inc. 1.75% 05/01/18 (h)	211,000	210,909
2.05% 12/07/18 (h)	358,000	358,543
4.45% 09/29/27	164,000	170,582
4.65% 07/30/45 (h)	66,000	71,870
Citigroup Inc. 1.10% + 3 month USD LIBOR 2.28% 05/17/24 (h)(i)	390,000	389,600
Citigroup Inc. 1.56% + 3 month USD LIBOR 3.89% 01/10/28 (h)(i)	214,000	217,503
Citigroup Inc. 1.84% + 3 month USD LIBOR 4.28% 04/24/48 (h)(i)	337,000	345,308

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	53

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

CMS Energy Corp. 4.88% 03/01/44 (h)	209,000	233,266
CNA Financial Corp. 5.88% 08/15/20 (h)	306,000	336,967
CNH Industrial N.V. 4.50% 08/15/23 (h)	250,000	265,625
CNOOC Nexen Finance 2014 ULC 4.25% 04/30/24	423,000	445,090
Columbia Pipeline Group Inc. 3.30% 06/01/20 (h)	134,000	137,288
Comcast Corp. 3.38% 08/15/25 (h)	26,000	26,676
4.20% 08/15/34 (h)	206,000	218,376
4.60% 08/15/45 (h)	210,000	229,328
ConocoPhillips Co. 3.35% 11/15/24 (h)	116,000	118,146
5.95% 03/15/46 (h)	45,000	56,355
Consolidated Edison Company of New York Inc. 2.90% 12/01/26 (h)	150,000	147,068
Constellation Brands Inc. 2.70% 05/09/22 (h)	195,000	194,740
3.50% 05/09/27 (h)	122,000	121,899
4.50% 05/09/47 (h)	58,000	59,789
Corporation Andina de Fomento 4.38% 06/15/22	304,000	328,721
Costco Wholesale Corp. 3.00% 05/18/27 (h)	389,000	387,998
Credit Suisse AG 1.70% 04/27/18 (h)	391,000	390,977
Credit Suisse Group Funding Guernsey Ltd. 3.80% 06/09/23 (h)	470,000	484,484
CRH America Finance Inc. 3.40% 05/09/27 (b)(h)	220,000	220,037
CSX Corp. 4.50% 08/01/54 (h)	124,000	130,202
CVS Health Corp. 3.88% 07/20/25 (h)	144,000	149,737
5.13% 07/20/45 (h)	282,000	323,728
Daimler Finance North America LLC 2.38% 08/01/18 (b)(h)	378,000	380,428
Dana Financing Luxembourg Sarl 6.50% 06/01/26 (b)(h)	250,000	266,094
Danaher Corp. 4.38% 09/15/45 (h)	62,000	67,847
Dell International LLC/EMC Corp. 3.48% 06/01/19 (b)(h)	270,000	276,322
4.42% 06/15/21 (b)(h)	225,000	237,178
6.02% 06/15/26 (b)(h)	113,000	124,482
8.35% 07/15/46 (b)(h)	65,000	83,982
Delphi Automotive PLC 4.40% 10/01/46 (h)	113,000	112,838

	Principal Amount $	Fair Value $
Deutsche Bank AG 3.70% 05/30/24	103,000	102,988
Deutsche Telekom International Finance BV 2.49% 09/19/23 (b)(h)	450,000	436,776
Devon Energy Corp. 5.00% 06/15/45 (h)	100,000	101,998
5.85% 12/15/25 (h)	68,000	77,281
Dexia Credit Local S.A. 2.25% 01/30/19 (b)	343,000	345,203
Diageo Investment Corp. 2.88% 05/11/22 (h)	209,000	214,079
Discover Bank 3.10% 06/04/20 (h)	291,000	296,520
Dollar General Corp. 1.88% 04/15/18 (h)	410,000	410,304
Dominion Energy Inc. 2.58% 07/01/20 (h)	136,000	136,692
3.63% 12/01/24 (h)	148,000	151,641
DTE Energy Co. 2.85% 10/01/26 (h)	135,000	128,414
Duke Energy Corp. 3.75% 09/01/46 (h)	85,000	80,871
Duke Energy Progress LLC 4.15% 12/01/44 (h)	125,000	131,041
Eastman Chemical Co. 3.60% 08/15/22	94,000	97,517
Ecopetrol S.A. 5.88% 05/28/45	182,000	167,076
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 1.70% 05/01/20 (h)(i)	194,000	195,166
Electricite de France S.A. 2.15% 01/22/19 (b)	224,000	224,730
Eli Lilly & Co. 3.10% 05/15/27 (h)	197,000	198,931
3.70% 03/01/45 (h)	41,000	40,557
3.95% 05/15/47 (h)	78,000	80,662
Embraer Netherlands Finance BV 5.40% 02/01/27 (h)	147,000	153,615
Emera US Finance LP 3.55% 06/15/26 (h)	162,000	162,391
4.75% 06/15/46 (h)	45,000	47,557
Enable Midstream Partners LP 4.40% 03/15/27 (h)	360,000	361,333
Enbridge Energy Partners LP 5.50% 09/15/40 (h)	38,000	39,851
Encana Corp. 3.90% 11/15/21 (h)	223,000	227,279
Endo Dac/Endo Finance LLC/Endo Finco Inc. 5.88% 10/15/24 (b)(h)	264,000	271,920

See Notes to Schedules of Investments and Notes to Financial Statements.

54	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Enel Finance International N.V. 2.88% 05/25/22 (b)(h)	264,000	264,336
3.63% 05/25/27 (b)(h)	273,000	270,394
4.75% 05/25/47 (b)(h)	200,000	206,084
Energy Transfer Equity LP 5.88% 01/15/24 (h)	677,000	717,620
Energy Transfer LP 5.30% 04/15/47 (h)	105,000	104,017
6.50% 02/01/42 (h)	208,000	232,606
Entergy Louisiana LLC 3.05% 06/01/31 (h)	134,000	129,407
Enterprise Products Operating LLC 3.95% 02/15/27 (h)	179,000	185,036
EOG Resources Inc. 4.15% 01/15/26 (h)	210,000	220,663
ERP Operating LP 4.50% 07/01/44 (h)	83,000	88,594
Exelon Corp. 3.50% 06/01/22 (h)	273,000	279,969
4.45% 04/15/46 (h)	196,000	202,861
Express Scripts Holding Co. 3.40% 03/01/27 (h)	226,000	218,142
4.80% 07/15/46 (h)	68,000	69,263
Exxon Mobil Corp. 2.22% 03/01/21 (h)	48,000	48,311
3.04% 03/01/26 (h)	98,000	98,849
FedEx Corp. 4.10% 02/01/45 (h)	2,000	1,965
FirstEnergy Corp. 3.90% 07/15/27	114,000	114,023
4.85% 07/15/47	40,000	40,543
Five Corners Funding Trust 4.42% 11/15/23 (b)(h)	457,000	490,698
Florida Power & Light Co. 4.13% 02/01/42 (h)	133,000	141,064
Ford Motor Co. 4.35% 12/08/26 (h)	224,000	230,689
Ford Motor Credit Company LLC 3.22% 01/09/22 (h)	440,000	443,865
Frontier Communications Corp. 7.13% 03/15/19 (h)	443,000	461,827
11.00% 09/15/25 (h)	310,000	287,525
General Dynamics Corp. 2.13% 08/15/26 (h)	82,000	76,918
General Motors Co. 5.20% 04/01/45 (h)	42,000	41,259
General Motors Financial Company Inc. 3.15% 01/15/20 (h)	272,000	276,647
3.20% 07/13/20 (h)	73,000	74,375
5.25% 03/01/26 (h)	225,000	243,047
Gilead Sciences Inc. 1.95% 03/01/22 (h)	134,000	131,309

	Principal Amount $	Fair Value $
2.95% 03/01/27	191,000	185,394
3.65% 03/01/26 (h)	215,000	221,448
4.15% 03/01/47 (h)	85,000	85,601
4.80% 04/01/44 (h)	94,000	102,571
Glencore Finance Canada Ltd. 5.55% 10/25/42 (b)(h)	56,000	59,640
Glencore Funding LLC 4.00% 03/27/27 (b)(h)	385,000	378,840
Great Plains Energy Inc. 2.50% 03/09/20 (h)	195,000	196,806
3.15% 04/01/22 (h)	119,000	120,245
3.90% 04/01/27	119,000	120,396
4.85% 04/01/47	19,000	19,578
Grupo Televisa SAB 5.00% 05/13/45 (h)	204,000	196,498
Halliburton Co. 3.80% 11/15/25 (h)	210,000	215,233
5.00% 11/15/45 (h)	125,000	133,178
HCA Inc. 4.75% 05/01/23 (h)	521,000	550,957
Hess Corp. 4.30% 04/01/27 (h)	114,000	111,365
5.60% 02/15/41 (h)	90,000	88,577
5.80% 04/01/47 (h)	68,000	68,651
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (h)	67,000	70,894
Honeywell International Inc. 1.40% 10/30/19 (h)	173,000	171,835
HSBC Holdings PLC 4.25% 03/14/24 (h)	222,000	229,679
HSBC Holdings PLC 1.06% + 3 month USD LIBOR 3.26% 03/13/23 (h)(i)	205,000	208,862
HSBC Holdings PLC 3.75% + USD 5 year Mid-Market Swap Rate 6.00% 12/31/99 (h)(i)	465,000	480,810
HSBC USA Inc. 2.35% 03/05/20 (h)	248,000	249,438
Hyundai Capital America 2.13% 10/02/17 (b)(h)	189,000	189,135
3.10% 04/05/22 (b)(h)	106,000	106,268
Illinois Tool Works Inc. 3.50% 03/01/24 (h)	216,000	226,320
ING Bank N.V. 2.70% 08/17/20 (b)(h)	200,000	202,739
Ingersoll-Rand Luxembourg Finance S.A. 3.55% 11/01/24 (h)	271,000	277,566
Ingles Markets Inc. 5.75% 06/15/23 (h)	288,000	283,320
Intel Corp. 2.45% 07/29/20 (h)	208,000	211,496

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	55

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

2.60% 05/19/26 (h)	131,000	126,730
2.88% 05/11/24 (h)	290,000	291,023
International Business Machines Corp. 3.30% 01/27/27 (h)	102,000	103,575
3.63% 02/12/24 (h)	200,000	208,733
International Flavors & Fragrances Inc. 4.38% 06/01/47 (h)	58,000	59,136
International Paper Co. 4.40% 08/15/47 (h)	188,000	189,499
Interstate Power & Light Co. 3.40% 08/15/25 (h)	415,000	419,534
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00% 07/15/25 (b)	25,000	25,750
JB Poindexter & Company Inc. 9.00% 04/01/22 (b)(h)	120,000	125,850
JBS USA LUX S.A./JBS USA Finance Inc. 5.75% 06/15/25 (b)(h)	261,000	245,340
Jefferies Group LLC 5.13% 01/20/23 (h)	158,000	172,034
6.50% 01/20/43 (h)	130,000	147,084
Johnson & Johnson 3.63% 03/03/37 (h)	157,000	164,374
Johnson Controls International PLC 4.50% 02/15/47 (h)	78,000	83,027
JPMorgan Chase & Co. 2.30% 08/15/21 (h)	196,000	194,841
2.55% 10/29/20 (h)	197,000	198,636
3.30% 04/01/26 (h)	214,000	212,524
3.63% 12/01/27 (h)	125,000	123,734
JPMorgan Chase & Co. 1.16% + 3 month USD LIBOR 3.22% 03/01/25 (h)(i)	195,000	195,042
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR 3.78% 02/01/28 (h)(i)	148,000	151,363
JPMorgan Chase & Co. 1.38% + 3 month USD LIBOR 3.54% 05/01/28 (h)(i)	210,000	211,158
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR 5.00% 12/29/49 (h)(i)	158,000	161,950
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR 6.10% 10/29/49 (h)(i)	470,000	509,950
KB Home 7.00% 12/15/21 (h)	422,000	472,640
Kinder Morgan Energy Partners LP 3.50% 09/01/23	137,000	138,115
6.38% 03/01/41	89,000	100,469

	Principal Amount $	Fair Value $
Kinder Morgan Inc. 3.05% 12/01/19	83,000	84,446
5.05% 02/15/46	89,000	89,492
5.55% 06/01/45	152,000	161,283
Kraft Heinz Foods Co. 3.00% 06/01/26	171,000	163,609
4.38% 06/01/46	173,000	168,603
Kreditanstalt fuer Wiederaufbau 4.50% 07/16/18	238,000	245,502
L Brands Inc. 5.63% 02/15/22	268,000	286,760
Lee Enterprises Inc. 9.50% 03/15/22 (b)	347,000	357,410
Lennar Corp. 4.50% 11/15/19	349,000	362,087
4.75% 05/30/25	174,000	181,830
Levi Strauss & Co. 5.00% 05/01/25	259,000	270,655
Lincoln National Corp. 3.63% 12/12/26	194,000	194,830
Lloyds Banking Group PLC 3.75% 01/11/27	223,000	224,386
Lockheed Martin Corp. 3.55% 01/15/26	172,000	178,244
4.70% 05/15/46	94,000	105,775
Lowe’s Companies Inc. 3.70% 04/15/46	106,000	102,327
LYB International Finance BV 4.88% 03/15/44	67,000	71,043
LYB International Finance II BV 3.50% 03/02/27	291,000	286,881
Macy’s Retail Holdings Inc. 4.30% 02/15/43	50,000	38,794
Marathon Oil Corp. 3.85% 06/01/25	112,000	109,335
5.90% 03/15/18	112,000	114,870
6.00% 10/01/17	425,000	429,037
Marathon Petroleum Corp. 3.63% 09/15/24	192,000	194,020
Marsh & McLennan Companies Inc. 3.50% 03/10/25	195,000	200,156
Masco Corp. 4.38% 04/01/26	45,000	48,002
McDonald’s Corp. 3.70% 01/30/26	95,000	98,393
4.88% 12/09/45	87,000	97,129
Medtronic Inc. 3.50% 03/15/25 (h)	108,000	112,384
4.63% 03/15/45 (h)	135,000	152,152
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52 (h)	165,000	167,897

See Notes to Schedules of Investments and Notes to Financial Statements.

56	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Merck & Company Inc. 2.75% 02/10/25 (h)	215,000	214,130
MetLife Inc. 4.72% 12/15/44 (h)	118,000	131,709
MGM Resorts International 4.63% 09/01/26 (h)	167,000	168,670
5.25% 03/31/20 (h)	258,000	273,158
6.63% 12/15/21 (h)	431,000	483,797
Microsoft Corp. 1.55% 08/08/21 (h)	221,000	216,211
2.40% 08/08/26 (h)	256,000	246,395
3.45% 08/08/36 (h)	135,000	135,247
3.70% 08/08/46 (h)	135,000	133,796
4.00% 02/12/55 (h)	167,000	169,399
4.10% 02/06/37 (h)	113,000	121,859
4.25% 02/06/47 (h)	175,000	189,751
Mizuho Bank Ltd. 2.45% 04/16/19 (b)(h)	508,000	510,732
Mizuho Financial Group Inc. 2.63% 04/12/21 (b)(h)	205,000	204,980
Molson Coors Brewing Co. 2.10% 07/15/21 (h)	283,000	278,268
3.00% 07/15/26 (h)	96,000	92,347
4.20% 07/15/46 (h)	94,000	92,252
Monsanto Co. 4.70% 07/15/64 (h)	53,000	53,469
Morgan Stanley 2.45% 02/01/19 (h)	605,000	609,060
2.63% 11/17/21 (h)	216,000	215,659
2.65% 01/27/20 (h)	200,000	202,095
3.70% 10/23/24 (h)	96,000	98,529
3.95% 04/23/27 (h)	206,000	207,317
4.10% 05/22/23 (h)	345,000	360,119
4.38% 01/22/47 (h)	178,000	185,966
Morgan Stanley 1.40% + 3 month USD LIBOR 2.55% 10/24/23 (h)(i)	416,000	423,223
MPLX LP 4.13% 03/01/27 (h)	135,000	135,474
5.20% 03/01/47 (h)	68,000	69,739
Mylan N.V. 3.15% 06/15/21 (h)	106,000	107,829
3.95% 06/15/26 (h)	110,000	111,467
National Retail Properties Inc. 4.00% 11/15/25 (h)	200,000	204,538
NCL Corporation Ltd. 4.63% 11/15/20 (b)(h)	217,000	222,765
4.75% 12/15/21 (b)(h)	112,000	116,255
Newell Brands Inc. 3.85% 04/01/23 (h)	226,000	237,256
4.20% 04/01/26 (h)	225,000	238,925
5.50% 04/01/46 (h)	110,000	132,625

	Principal Amount $	Fair Value $
Newmont Mining Corp. 4.88% 03/15/42 (h)	158,000	167,161
Nexen Energy ULC 6.40% 05/15/37 (h)	94,000	119,748
NextEra Energy Capital Holdings Inc. 3.55% 05/01/27 (h)	194,000	196,989
Noble Energy Inc. 3.90% 11/15/24 (h)	229,000	235,332
Northern States Power Co. 2.20% 08/15/20 (h)	417,000	418,033
Northern Trust Corp. 1.13% + 3 month USD LIBOR 3.38% 05/08/32 (h)(i)	195,000	194,937
Northrop Grumman Corp. 3.85% 04/15/45 (h)	49,000	48,665
Novartis Capital Corp. 3.00% 11/20/25 (h)	34,000	34,354
4.00% 11/20/45 (h)	50,000	52,445
NRG Energy Inc. 6.25% 07/15/22 (h)	257,000	263,746
Nucor Corp. 4.13% 09/15/22 (h)	90,000	96,271
Occidental Petroleum Corp. 4.10% 02/15/47 (h)	62,000	61,838
Omnicom Group Inc. 3.63% 05/01/22 (h)	170,000	177,418
Oracle Corp. 1.90% 09/15/21 (h)	147,000	145,693
2.40% 09/15/23 (h)	151,000	149,019
4.00% 07/15/46 (h)	135,000	136,540
4.13% 05/15/45 (h)	85,000	87,515
Owens-Brockway Glass Container Inc. 6.38% 08/15/25 (b)	200,000	224,500
Pacific Gas & Electric Co. 3.40% 08/15/24 (h)	617,000	636,353
PacifiCorp 6.25% 10/15/37 (h)	8,000	10,634
Parker-Hannifin Corp. 3.25% 03/01/27 (b)(h)	420,000	424,341
PepsiCo Inc. 3.45% 10/06/46 (h)	84,000	79,048
Perrigo Finance Unlimited Co. 3.90% 12/15/24 (h)	223,000	226,450
Petroleos Mexicanos 4.50% 01/23/26 (h)	403,000	391,728
5.38% 03/13/22 (b)(h)	225,000	236,869
5.63% 01/23/46 (h)	83,000	73,580
6.38% 01/23/45 (h)	112,000	109,200
6.50% 03/13/27 (b)	225,000	241,706
6.75% 09/21/47	180,000	181,778
PetSmart Inc. 5.88% 06/01/25 (b)(h)	260,000	250,575
7.13% 03/15/23 (b)(h)	240,000	213,600

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	57

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Pfizer Inc. 3.00% 12/15/26 (h)	184,000	184,533
4.13% 12/15/46 (h)	113,000	120,033
4.40% 05/15/44 (h)	66,000	72,574
Philip Morris International Inc. 4.13% 03/04/43 (h)	209,000	211,113
Plains All American Pipeline LP/PAA Finance Corp. 4.70% 06/15/44 (h)	90,000	82,145
Potash Corporation of Saskatchewan Inc. 4.00% 12/15/26 (h)	224,000	230,993
PPL Capital Funding Inc. 3.10% 05/15/26 (h)	261,000	255,464
Precision Castparts Corp. 4.38% 06/15/45 (h)	125,000	135,550
Prologis LP 3.75% 11/01/25 (h)	200,000	208,232
Prudential Financial Inc. 3.03% + 3 month USD LIBOR 5.38% 05/15/45 (h)(i)	199,000	215,418
Public Service Electric & Gas Co. 2.38% 05/15/23 (h)	436,000	432,492
PulteGroup Inc. 4.25% 03/01/21 (h)	80,000	83,400
5.50% 03/01/26 (h)	250,000	266,250
QUALCOMM Inc. 2.10% 05/20/20 (h)	195,000	195,884
2.90% 05/20/24 (h)	100,000	99,769
3.25% 05/20/27 (h)	68,000	68,163
4.30% 05/20/47 (h)	78,000	79,628
4.80% 05/20/45 (h)	67,000	73,637
Realty Income Corp. 3.00% 01/15/27 (h)	300,000	284,162
Reckitt Benckiser Treasury Services PLC 3.00% 06/26/27 (b)	291,000	286,831
Regency Energy Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23 (h)	180,000	186,747
RenaissanceRe Finance Inc. 3.45% 07/01/27	156,000	153,417
Reynolds American Inc. 4.45% 06/12/25 (h)	125,000	134,191
5.85% 08/15/45 (h)	56,000	68,661
Rio Tinto Finance USA PLC 4.13% 08/21/42 (h)	103,000	106,432
Rockwell Collins Inc. 2.80% 03/15/22 (h)	26,000	26,237
3.20% 03/15/24 (h)	96,000	97,286
3.50% 03/15/27 (h)	142,000	144,008
4.35% 04/15/47 (h)	73,000	76,472

	Principal Amount $	Fair Value $
Rogers Communications Inc. 5.00% 03/15/44 (h)	75,000	85,766
Royal Bank of Canada 1.20% 09/19/17 (h)	663,000	662,735
Royal Bank of Scotland Group PLC 1.48% + 3 month USD LIBOR 3.50% 05/15/23 (h)(i)	200,000	201,185
RPM International Inc. 3.75% 03/15/27 (h)	209,000	212,407
Ryder System Inc. 2.45% 09/03/19 (h)	467,000	471,268
Sabine Pass Liquefaction LLC 4.20% 03/15/28 (b)(h)	417,000	421,346
5.00% 03/15/27	95,000	101,135
Santander Holdings USA Inc. 2.65% 04/17/20	336,000	335,117
3.70% 03/28/22 (b)(h)	387,000	391,959
Santander UK Group Holdings PLC 4.75% 09/15/25 (b)(h)	200,000	207,171
Schlumberger Holdings Corp. 3.00% 12/21/20 (b)(h)	170,000	173,078
Select Income REIT 4.25% 05/15/24 (h)	194,000	192,217
Sempra Energy 3.25% 06/15/27	195,000	192,181
Shell International Finance BV 2.88% 05/10/26 (h)	224,000	221,057
3.40% 08/12/23 (h)	172,000	178,569
3.75% 09/12/46 (h)	78,000	73,925
4.13% 05/11/35 (h)	116,000	120,911
Shire Acquisitions Investments Ireland DAC 2.88% 09/23/23 (h)	55,000	54,507
3.20% 09/23/26 (h)	107,000	104,641
Simon Property Group LP 3.38% 06/15/27 (h)	195,000	194,084
Sinclair Television Group Inc. 5.38% 04/01/21 (h)	452,000	463,978
Smithfield Foods Inc. 2.70% 01/31/20 (b)(h)	90,000	90,468
4.25% 02/01/27 (b)(h)	225,000	230,750
Southern California Edison Co. 2.40% 02/01/22 (h)	165,000	165,518
Southern Copper Corp. 5.88% 04/23/45 (h)	89,000	95,382
Spectra Energy Partners LP 3.38% 10/15/26 (h)	111,000	108,510
4.50% 03/15/45 (h)	44,000	43,424
Sprint Corp. 7.63% 02/15/25	472,000	543,390
Standard Industries Inc. 5.38% 11/15/24 (b)	516,000	543,735

See Notes to Schedules of Investments and Notes to Financial Statements.

58	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Statoil ASA 3.95% 05/15/43 (h)	104,000	101,924
Sumitomo Mitsui Banking Corp. 1.35% 07/11/17 (h)	255,000	255,001
1.95% 07/23/18 (h)	319,000	319,850
Sunoco LP/Sunoco Finance Corp. 5.50% 08/01/20 (h)	173,000	177,325
6.25% 04/15/21 (h)	84,000	87,780
SunTrust Banks Inc. 3.10% + 3 month USD LIBOR 5.05% 12/31/99 (h)(i)	406,000	412,090
SUPERVALU Inc. 6.75% 06/01/21 (h)	433,000	424,340
Sysco Corp. 3.25% 07/15/27	191,000	187,910
T-Mobile USA Inc. 6.63% 04/01/23 (h)	257,000	271,957
Tampa Electric Co. 4.35% 05/15/44 (h)	204,000	209,177
Target Corp. 2.50% 04/15/26 (h)	225,000	213,330
Teachers Insurance & Annuity Association of America 4.90% 09/15/44 (h)(b)	177,000	198,387
TEGNA Inc. 5.50% 09/15/24 (b)(h)	119,000	122,570
Telefonica Emisiones SAU 4.10% 03/08/27 (h)	300,000	309,977
Tenet Healthcare Corp. 4.75% 06/01/20 (h)	158,000	163,530
6.00% 10/01/20 (h)	416,000	445,640
Tesoro Corp. 4.75% 12/15/23 (b)(h)	336,000	361,838
5.13% 12/15/26 (b)(h)	126,000	137,038
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/01/26 (h)	134,000	127,270
4.10% 10/01/46 (h)	57,000	52,578
The Allstate Corp. 4.20% 12/15/46 (h)	90,000	94,065
The Allstate Corp. 2.94% + 3 month USD LIBOR 5.75% 08/15/53 (h)(i)	225,000	246,375
The Bank of New York Mellon Corp. 0.63% + 3 month USD LIBOR 2.66% 05/16/23 (h)(i)	389,000	389,874
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR 3.44% 02/07/28 (h)(i)	210,000	213,127
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR 4.63% 12/29/49 (h)(i)	445,000	448,827

	Principal Amount $	Fair Value $
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 03/10/19 (b)(h)	600,000	601,697
The Dow Chemical Co. 4.25% 10/01/34 (h)	213,000	219,895
The Estee Lauder Companies Inc. 3.15% 03/15/27 (h)	285,000	287,282
The Goldman Sachs Group Inc. 2.30% 12/13/19 (h)	605,000	606,577
2.35% 11/15/21 (h)	211,000	208,436
2.38% 01/22/18 (h)	471,000	473,095
2.63% 04/25/21 (h)	270,000	270,512
2.90% 07/19/18 (h)	169,000	170,921
3.85% 01/26/27 (h)	113,000	114,967
4.25% 10/21/25 (h)	69,000	71,329
4.80% 07/08/44 (h)	194,000	215,423
5.15% 05/22/45 (h)	199,000	221,400
The Goldman Sachs Group Inc. 1.05% + 3 month USD LIBOR 2.91% 06/05/23 (h)(i)	390,000	388,453
The Goldman Sachs Group Inc. 1.51% + 3 month USD LIBOR 3.69% 06/05/28 (h)(i)	195,000	195,796
The Home Depot Inc. 3.35% 09/15/25 (h)	123,000	127,735
3.50% 09/15/56 (h)	158,000	143,412
3.90% 06/15/47 (h)	273,000	277,176
The Korea Development Bank 3.38% 09/16/25	205,000	209,201
The Kroger Co. 2.95% 11/01/21	271,000	273,223
The Mosaic Co. 5.63% 11/15/43 (h)	45,000	45,998
The Nielsen Company Luxembourg Sarl 5.00% 02/01/25 (b)(h)	168,000	172,200
The Sherwin-Williams Co. 2.25% 05/15/20 (h)	195,000	195,421
2.75% 06/01/22 (h)	156,000	155,889
3.13% 06/01/24 (h)	195,000	195,937
3.45% 06/01/27 (h)	98,000	98,698
4.50% 06/01/47 (h)	134,000	140,614
The Southern Co. 3.25% 07/01/26 (h)	107,000	104,685
4.40% 07/01/46 (h)	76,000	77,492
The Southern Co. 3.63% + 3 month USD LIBOR 5.50% 03/15/57 (h)(i)	224,000	236,236
The Toronto-Dominion Bank 2.21% + USD 5 year Swap Rate 3.63% 09/15/31 (h)(i)	241,000	239,115
The Walt Disney Co. 4.13% 06/01/44 (h)	65,000	68,327

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	59

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Time Inc. 5.75% 04/15/22 (b)(h)	345,000	356,644
Time Warner Cable LLC 4.50% 09/15/42 (h)	42,000	40,014
6.55% 05/01/37 (h)	123,000	147,030
Time Warner Inc. 3.80% 02/15/27 (h)	220,000	221,510
5.35% 12/15/43 (h)	196,000	216,147
TransCanada PipeLines Ltd. 4.88% 01/15/26 (h)	12,000	13,424
Tyco Electronics Group S.A. 2.35% 08/01/19 (h)	383,000	385,148
Tyson Foods Inc. 2.65% 08/15/19 (h)	83,000	84,050
4.55% 06/02/47 (h)	137,000	144,437
U.S. Bancorp 3.49% + 3 month USD LIBOR 5.13% 12/29/49 (h)(i)	417,000	443,709
UBS Group Funding Switzerland AG 2.95% 09/24/20 (b)(h)	200,000	204,296
United Technologies Corp. 2.65% 11/01/26 (h)	173,000	168,228
3.75% 11/01/46 (h)	78,000	76,494
UnitedHealth Group Inc. 4.75% 07/15/45 (h)	108,000	124,234
Vale Overseas Ltd. 4.38% 01/11/22 (h)	114,000	116,029
5.88% 06/10/21 (h)	227,000	243,685
6.25% 08/10/26 (h)	198,000	213,593
6.88% 11/10/39 (h)	65,000	69,713
Ventas Realty LP 3.25% 10/15/26 (h)	215,000	206,652
Verizon Communications Inc. 4.40% 11/01/34 (h)	208,000	206,171
4.67% 03/15/55 (h)	146,000	136,683
4.86% 08/21/46 (h)	208,000	207,948
5.05% 03/15/34 (h)	223,000	236,317
5.15% 09/15/23 (h)	109,000	121,059
5.25% 03/16/37 (h)	141,000	151,741
Viacom Inc. 3.45% 10/04/26 (h)	225,000	217,258
Videotron Ltd./Videotron Ltee 5.13% 04/15/27 (b)(h)	17,000	17,468
Virgin Media Finance PLC 5.75% 01/15/25 (b)(h)	435,000	451,312
Virginia Electric & Power Co. 4.00% 11/15/46 (h)	225,000	232,346
Visa Inc. 3.15% 12/14/25 (h)	95,000	96,460
4.30% 12/14/45 (h)	124,000	136,200
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR 1.61% 11/20/17 (b)(h)(i)	206,000	206,141

	Principal Amount $	Fair Value $
W.R. Grace & Co. 5.63% 10/01/24 (b)(h)	428,000	457,425
Wabtec Corp. 3.45% 11/15/26 (b)(h)	81,000	79,873
Wal-Mart Stores Inc. 4.30% 04/22/44 (h)	179,000	198,546
Walgreens Boots Alliance Inc. 4.65% 06/01/46 (h)	68,000	71,275
WEC Energy Group Inc. 3.55% 06/15/25 (h)	179,000	184,599
WellCare Health Plans Inc. 5.25% 04/01/25 (h)	212,000	222,070
Wells Fargo & Co. 3.07% 01/24/23 (h)	192,000	194,551
3.90% 05/01/45 (h)	102,000	102,192
4.75% 12/07/46 (h)	114,000	121,889
Wells Fargo & Co. 1.31% + 3 month USD LIBOR 3.58% 05/22/28 (h)(i)	195,000	197,038
Wells Fargo & Co. 3.11% + 3 month USD LIBOR 5.90% 12/29/49 (h)(i)	273,000	292,383
Wells Fargo & Co. 3.99% + 3 month USD LIBOR 5.88% 12/29/49 (h)(i)	290,000	319,571
Western Digital Corp. 7.38% 04/01/23 (b)(h)	40,000	43,950
Westlake Chemical Corp. 3.60% 08/15/26 (h)	64,000	63,526
5.00% 08/15/46 (h)	64,000	67,695
Williams Partners LP 3.75% 06/15/27	77,000	76,225
3.90% 01/15/25 (h)	133,000	134,472
4.90% 01/15/45 (h)	68,000	68,179
5.40% 03/04/44 (h)	42,000	44,416
Williams Partners LP/ACMP Finance Corp. 4.88% 05/15/23	112,000	116,213
Willis North America Inc. 3.60% 05/15/24 (h)	195,000	196,915
Windstream Services LLC 6.38% 08/01/23 (h)	400,000	330,250
WPP Finance 2010 3.75% 09/19/24 (h)	385,000	394,442
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 05/15/27 (b)(h)	212,000	217,168
Xilinx Inc. 2.95% 06/01/24 (h)	273,000	273,665
XLIT Ltd. 5.25% 12/15/43 (h)	165,000	187,269

See Notes to Schedules of Investments and Notes to Financial Statements.

60	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

XPO Logistics Inc. 6.50% 06/15/22 (b)(h)	250,000	262,813

		113,170,834

Non-Agency Collateralized Mortgage Obligations - 5.5%
American Tower Trust I (REIT) 1.55% 03/15/43 (b)	627,000	625,734
Banc of America Commercial Mortgage Trust 2007-1 5.48% 01/15/49 (i)	197,856	197,627
Banc of America Commercial Mortgage Trust 2008-1 6.47% 02/10/51 (i)	98,983	99,804
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1 5.56% 11/10/42 (i)	14,891	14,875
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18 6.09% 06/11/50 (i)	430,000	435,220
BXP Trust 2017-GM 3.38% 06/13/39 (b)(n)	714,000	735,365
CFCRE Commercial Mortgage Trust 2016-C7 3.84% 12/10/54	387,769	405,378
Citigroup Commercial Mortgage Trust 2016-P5 2.94% 10/10/49	399,397	393,349
Citigroup Commercial Mortgage Trust 2016-P6 3.72% 12/10/49 (i)	1,735,118	1,814,366
4.03% 12/10/49 (i)	336,823	353,499
COMM 2013-CR12 Mortgage Trust 5.25% 10/10/46 (b)(i)	100,000	85,950
COMM 2013-LC13 Mortgage Trust 4.56% 08/10/46 (b)(i)	170,000	184,407
COMM 2014-CR14 Mortgage Trust 4.53% 02/10/47 (i)	240,000	259,692
COMM 2014-CR19 Mortgage Trust 4.88% 08/10/47 (b)(i)	195,777	163,422
GS Mortgage Securities Trust 2015-GC28 1.29% 02/10/48 (g)(i)	2,698,597	154,423
GS Mortgage Securities Trust 2015-GC34 2.98% 10/10/48	78,912	58,208
GS Mortgage Securities Trust 2016-GS3 2.85% 10/10/49	758,000	740,908
GS Mortgage Securities Trust 2017-GS5 3.67% 03/10/50	822,216	858,065

	Principal Amount $	Fair Value $
GS Mortgage Securities Trust II 2012-GCJ9 2.41% 11/10/45 (g)(i)	844,652	66,347
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR 1.94% 10/25/34 (i)	94,009	90,529
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 1.86% 12/15/47 (g)(i)	1,067,837	67,772
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.16% 07/15/45 (i)	125,000	132,420
JPMBB Commercial Mortgage Securities Trust 2013-C17 5.05% 01/15/47 (b)(i)	112,726	105,820
JPMBB Commercial Mortgage Securities Trust 2014-C18 4.97% 02/15/47 (b)(i)	125,901	110,719
JPMDB Commercial Mortgage Securities Trust 2017-C5 3.69% 03/15/50	762,358	796,447
LB-UBS Commercial Mortgage Trust 2004-C8 0.46% 12/15/39 (b)(g)(i)	122,680	267
LB-UBS Commercial Mortgage Trust 2007-C6 6.11% 07/15/40 (i)	193,493	193,742
6.11% 07/15/40 (b)	413,925	414,396
MASTR Alternative Loan Trust 2003-5 5.00% 08/25/18 (g)	7,327	55
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 3.39% 10/15/47 (b)	843,762	606,341
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.54% 02/15/48 (g)(i)	3,087,102	228,347
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.11% 03/15/48 (g)(i)	3,695,604	200,973
Morgan Stanley Capital I Trust 2006-IQ11 6.38% 10/15/42 (i)	250,000	246,856
Morgan Stanley Capital I Trust 2006-T21 5.27% 10/12/52 (i)	94,797	94,732
Morgan Stanley Capital I Trust 2007-IQ16 6.33% 12/12/49 (i)	430,000	435,279
Morgan Stanley Capital I Trust 2008-T29 6.50% 01/11/43 (i)	210,000	214,695

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	61

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Fair Value $

Morgan Stanley Capital I Trust 2016-UBS9 1.40% 03/15/49 (g)(i)	2,952,303	221,190
Wells Fargo Commercial Mortgage Trust 2015-C26 1.44% 02/15/48 (g)(i)	3,055,200	221,729
Wells Fargo Commercial Mortgage Trust 2017-RB1 3.64% 03/15/50	481,332	499,709
Wells Fargo Mortgage Backed Securities Trust 2006-3 5.50% 03/25/36**	19,995	—
WFRBS Commercial Mortgage Trust 2013-C17 4.26% 12/15/46	235,000	250,756
WFRBS Commercial Mortgage Trust 2014-C22 4.06% 09/15/57 (b)(i)	535,456	426,706
WFRBS Commercial Mortgage Trust 2014-C24 3.69% 11/15/47 (b)	769,611	502,576
WFRBS Commercial Mortgage Trust 2014-C25 3.80% 11/15/47 (b)(i)	96,000	71,267
WFRBS Commercial Mortgage Trust 2014-LC14 4.35% 03/15/47 (i)	533,000	568,339
4.59% 03/15/47 (b)(i)	590,543	493,206
WFRBS Commercial Mortgage Trust 2015-C31 3.85% 11/15/48	100,165	76,179

		14,917,686

Sovereign Bonds - 0.9%
Government of Chile 3.86% 06/21/47	200,000	200,500
Government of Colombia 2.63% 03/15/23	323,000	314,925
5.00% 06/15/45	200,000	201,200
Government of Mexico 3.60% 01/30/25 (h)	319,000	322,828
4.00% 10/02/23 (h)	136,000	142,195
4.75% 03/08/44 (h)	254,000	254,254
Government of Oman 3.88% 03/08/22 (b)(h)	200,000	199,500
Government of Panama 4.00% 09/22/24 (h)	200,000	210,000
4.50% 05/15/47 (h)	220,000	222,750
Government of Peru 5.63% 11/18/50 (h)	134,000	162,341
Government of Philippines 3.95% 01/20/40 (h)	200,000	208,698

	Principal Amount ($) or Number of Shares	Fair Value $
Government of Uruguay 5.10% 06/18/50	134,311	136,829

		2,576,020

Municipal Bonds and Notes - 0.7%
American Municipal Power Inc. 6.27% 02/15/50	135,000	167,688
Municipal Electric Authority of Georgia 6.64% 04/01/57	267,000	327,363
New Jersey Transportation Trust Fund Authority 6.88% 12/15/39	165,000	173,405
Port Authority of New York & New Jersey 4.46% 10/01/62	470,000	514,340
South Carolina State Public Service Authority 6.45% 01/01/50	175,000	200,554
State of California 5.70% 11/01/21	280,000	319,189
State of Illinois 5.10% 06/01/33	95,000	88,931

		1,791,470

FNMA (TBA) - 0.0%*
Lehman 5.50% TBA (n)(o)	145,983	3,153

Total Bonds and Notes (Cost $266,483,316)		269,263,023

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $322,150) (i)	12,886	356,427

Total Investments in Securities (Cost $266,805,466)		269,619,450

Short-Term Investments - 10.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.92% (Cost $28,387,941) (d)(p)	28,387,941	28,387,941

Total Investments (Cost $295,193,407)		298,007,391

Liabilities in Excess of Other Assets, net - (9.7)%		(26,378,050)

NET ASSETS - 100.0%		271,629,341

See Notes to Schedules of Investments and Notes to Financial Statements.

62	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

Markit CDX North America High Yield Index	CME Group Inc.	$4,934	5.00%	12/20/21	$(366,374)	$(189,620)	$(176,754)
Markit CDX North America Investment Grade Index	CME Group Inc.	$10,335	1.00%	06/20/22	$(193,986)	$(165,551)	$(28,435)

							$(205,189)

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation

2 Yr. U.S. Treasury Notes Futures	September 2017	43	$9,292,703	$(14,052)
5 Yr. U.S. Treasury Notes Futures	September 2017	47	5,538,289	(10,240)
10 Yr. U.S. Treasury Notes Futures	September 2017	286	35,901,938	(198,382)

				$(222,674)

The Fund had the following short futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)

U.S. Long Bond Futures	September 2017	52	$(7,991,750)	$(45,573)
Ultra Long-Term U.S. Treasury Bond Futures	September 2017	31	(5,142,125)	(71,828)
10 Yr. U.S. Treasury Ultra Futures	September 2017	102	(13,750,875)	44,338

				$(73,063)

				$(295,737)

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	39,582,709	$39,582,709	48,104,851	59,299,619	28,387,941	$28,387,941	$40,984
State Street Institutional U.S. Government Money Market Fund - Premier Class	—	—	62,737,217	62,737,217	—	—	51,973

		$39,582,709				$28,387,941	$92,957

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	63

Elfun Government Money Market Fund

Understanding Your Fund’s Expenses — June 30, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2017.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2017	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2017	$1,001.90	$1,023.11
Expenses paid during the period*	$1.69	$1. 71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.34% (for the period January 1, 2017-June 30, 2017), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

64	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Fund Information — June 30, 2017 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $107,518 (in thousands) as of June 30, 2017 (a)

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Government Money Market Fund	65

Elfun Government Money Market Fund

Schedule of Investments — June 30, 2017 (Unaudited)

	Principal Amount $	Amortized Cost $

Short-Term Investments - 99.9%†
U.S. Treasuries - 40.7%
U.S. Treasury Bills 0.80% 07/06/17 (d)	3,000,000	2,999,671
0.83% 07/20/17 (d)	3,000,000	2,998,702
0.84% 07/13/17 (d)	3,000,000	2,999,175
0.85% 07/06/17 (d)	2,500,000	2,499,708
0.86% 07/06/17 - 07/20/17 (d)	3,750,000	3,748,814
0.88% 07/20/17 (d)	750,000	749,655
0.92% 08/10/17 - 09/14/17 (d)	4,500,000	4,495,029
0.93% 09/14/17 (d)	500,000	499,052
0.94% 08/24/17 (d)	3,000,000	2,995,849
0.98% 08/31/17 (d)	2,000,000	1,996,747
1.00% 09/07/17 (d)	4,000,000	3,992,596
1.01% 09/14/17 (d)	5,000,000	4,989,671
1.03% 09/21/17 (d)	4,000,000	3,990,788
1.08% 11/30/17 (d)	1,000,000	995,524
1.14% 12/21/17 (d)	1,000,000	994,618
U.S. Treasury Notes 0.63% 09/30/17	300,000	299,671
0.75% 10/31/17	1,000,000	998,931
0.88% 10/15/17	100,000	99,942
U.S. Treasury Notes 0.17% + 3 month Treasury Yield 1.17% 10/31/17 (i)	400,000	400,274
U.S. Treasury Notes 0.27% + 3 month Treasury Yield 1.27% 01/31/18 (i)	1,000,000	1,001,841

		43,746,258

U.S. Government Agency Obligations - 51.0%
Fannie Mae Discount Notes 0.81% 07/12/17 (d)	2,000,000	1,999,511
0.83% 07/05/17 (d)	700,000	699,936
0.96% 07/03/17 (d)	3,500,000	3,499,815
1.03% 09/13/17 (d)	500,000	498,957
1.06% 10/10/17 (d)	600,000	598,249
Federal Farm Credit Banks 0.03% + 1 month USD LIBOR 1.19% 09/26/17 (i)	600,000	600,000
Federal Farm Credit Banks 0.04% + 1 month USD LIBOR 1.25% 03/22/18 (i)	2,000,000	2,002,715
Federal Farm Credit Banks 0.05% + 1 month USD LIBOR 1.18% 08/30/17 (i)	500,000	499,992
Federal Farm Credit Banks 0.12% + 1 month USD LIBOR 1.11% 10/03/17 (i)	200,000	199,995
Federal Home Loan Bank Discount Notes 0.87% 07/21/17 (d)	2,000,000	1,999,051
1.05% 08/14/17 - 08/16/17 (d)	3,000,000	2,996,104

	Principal Amount $	Amortized Cost $
1.06% 09/20/17 - 09/27/17 (d)	5,000,000	4,987,679
1.07% 09/15/17 (d)	1,500,000	1,496,681
Federal Home Loan Banks 0.02% + 1 month USD LIBOR 1.07% 09/07/17 (i)	800,000	800,000
1.21% 08/28/17 (i)	1,000,000	1,000,000
Federal Home Loan Banks 0.03% + 1 month USD LIBOR 1.14% 08/16/17 (i)	500,000	500,000
1.18% 08/17/17 (i)	700,000	700,000
Federal Home Loan Banks 0.04% + 3 month USD LIBOR 1.12% 01/08/18 (i)	2,000,000	2,003,685
Federal Home Loan Banks 0.08% + 1 month USD LIBOR 1.05% 12/13/17 (i)	1,400,000	1,400,000
Federal Home Loan Banks 0.09% + 1 month USD LIBOR 1.03% 08/11/17 (i)	200,000	200,000
Federal Home Loan Banks 0.11% + 1 month USD LIBOR 0.97% 07/07/17 (i)	1,000,000	1,000,000
Federal Home Loan Banks 0.13% + 1 month USD LIBOR 0.97% 01/09/18 (i)	400,000	400,000
Federal Home Loan Banks 0.13% + 1 month USD LIBOR 0.95% 01/05/18 (i)	1,700,000	1,700,000
Federal Home Loan Banks 0.15% + 1 month USD LIBOR 1.07% 01/25/18 (i)	500,000	500,000
Federal Home Loan Banks 0.15% + 1 month USD LIBOR 1.06% 01/18/18 (i)	250,000	250,000
Federal Home Loan Banks 0.16% + 1 month USD LIBOR 0.93% 10/06/17 (i)	500,000	500,000
1.05% 10/18/17 (i)	500,000	500,000
Federal Home Loan Banks 0.17% + 1 month USD LIBOR 1.05% 01/29/18 (i)	1,500,000	1,499,981
Federal Home Loan Banks 0.19% + 3 month USD LIBOR 1.11% 06/28/18 (i)	1,000,000	1,000,000
Federal Home Loan Banks 0.28% + 3 month USD LIBOR 0.96% 12/13/17 (i)	600,000	600,000
Federal Home Loan Banks 0.29% + 3 month USD LIBOR 1.01% 10/03/17 (i)	300,000	300,000
Federal Home Loan Banks 0.32% + 3 month USD LIBOR 0.98% 03/28/18 - 04/03/18 (i)	800,000	800,000

See Notes to Schedules of Investments and Notes to Financial Statements.

66	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Schedule of Investments, continued — June 30, 2017 (Unaudited)

	Principal Amount $	Amortized Cost $

Federal Home Loan Banks 0.35% + 3 month USD LIBOR 0.80% 01/22/18 (i)	400,000	400,000
Federal Home Loan Banks 0.39% + 3 month USD LIBOR 0.78% 01/26/18 (i)	1,000,000	1,000,000
Federal Home Loan Banks 0.40% + 3 month USD LIBOR 0.76% 07/12/17 (i)	800,000	800,000
Federal Home Loan Banks 0.41% + 3 month USD LIBOR 0.75% 07/13/17 (i)	1,000,000	1,000,000
Federal Home Loan Banks 0.42% + 3 month USD LIBOR 0.73% 07/24/17 (i)	300,000	300,000
Federal Home Loan Mortgage Corp. 0.15% + 1 month USD LIBOR 1.06% 06/21/18 (i)	1,500,000	1,500,000
Federal Home Loan Mortgage Corp. 0.16% + 1 month USD LIBOR 0.96% 05/11/18 (i)	1,600,000	1,600,000
Federal Home Loan Mortgage Corp. 0.34% - 3 month USD LIBOR 0.82% 01/11/18 (i)	900,000	900,000
Federal Home Loan Mortgage Corp. 0.35% + 3 month USD LIBOR 0.94% 12/22/17 (i)	1,000,000	1,000,000
Freddie Mac Discount Notes 0.78% 07/05/17 (d)	850,000	849,927
0.84% 08/04/17 (d)	1,000,000	999,216
0.93% 08/15/17 (d)	550,000	549,368

	Principal Amount $	Amortized Cost $
1.02% 08/18/17 (d)	2,000,000	1,997,333
1.03% 09/22/17 - 10/06/17 (d)	2,900,000	2,892,780
1.04% 09/11/17 - 09/19/17 (d)	1,400,000	1,396,963

		54,917,938

Repurchase Agreements - 8.2%
Citigroup Global Markets, Inc. U.S. Treasury Repo 1.08% dated 06/30/17, to be repurchased at $5,000,150 on 07/03/17 collateralized by $5,100,063 U.S. Treasury Note, 0.50%, maturing on 07/31/17, respectively. 07/03/17	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 1.08% dated 06/30/17, to be repurchased at $3,854,116 on 07/03/17 collateralized by $3,931,165 U.S. Treasury Note, 2.13%, maturing on 08/15/21, respectively. 07/03/17	3,854,000	3,854,000

		8,854,000

Total Short-Term Investments (Cost $107,518,196)		107,518,196

Other Assets and Liabilities, net - 0.1%		86,450

NET ASSETS - 100.0%		107,604,646

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	67

Elfun Funds

Notes to Schedule of Investments — June 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to $4,519,570 or 2.20% and $23,119,822 or 8.51% of the net assets of the Elfun Diversified Fund and Elfun Income Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)	Coupon amount represents effective yield.
(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(h)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2017.
(j)	Step coupon bond.
(k)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and are used to pay principal and interest on such bonds.
(l)	Pre-refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(m)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Income Fund had no insurance concentrations of 5% or greater as of June 30, 2017 (as a percentage of net assets).
(n)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by each Funds’ Board of Trustees.
(o)	Security is in default.
(p)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment advisor and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of June 30, 2017.
*	Less than 0.05%
**	Less than 0.005%

Abbreviations:

ADR - American Depositary Receipt

AGC - Assured Guaranty Corporation

AGMC - Assured Guaranty Municipal Company

AMBAC - AMBAC Indemnity Corporation

FGIC - Financial Guaranty Insurance Corporation

LIBOR - London Interbank Offered Rate

NPFG - National Public Finance Guaranty Corporation

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SPDR - Standard and Poor’s Depositary Receipt

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

68	Notes to Schedule of Investments

Elfun International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16		12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date*	—		—		—	—		—		1/1/88

Net asset value, beginning of period	$18.73		$19.31		$19.70	$21.93		$18.31		$15.43

Income/(loss) from investment operations:
Net investment income	0.27		0.41		0.34	0.58		0.37		0.35
Net realized and unrealized gains/(losses) on investments	2.05		(0.58)		(0.37)	(2.24)		3.62		2.88

Total income/(loss) from investment operations	2.32		(0.17)		(0.03)	(1.66)		3.99		3.23

Less distributions from:
Net investment income	—		0.41		0.36	0.57		0.37		0.35
Return of capital	—		—		—	—		—		0.00	(b)

Total distributions	—		0.41		0.36	0.57		0.37		0.35

Net asset value, end of period	$21.05		$18.73		$19.31	$19.70		$21.93		$18.31

Total return(a)	12.39%		(0.86)%		(0.18)%	(7.62)%		21.81%		20.95%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$223,457		$208,044		$234,448	$254,310		$306,922		$260,728

Ratios to average net assets:
Net expenses	0.38	%**	0.37	%(c)(d)	0.35%	0.33	%(e)	0.31	%(e)	0.45	%(e)
Gross expenses	0.38	%**	0.43	%(d)	0.35%	0.33%		0.31%		0.45%
Net investment income	2.67	%**	2.11%		1.59%	2.54%		1.83%		1.98%
Portfolio turnover rate	17%		33%		24%	36%		49%		47%

Notes	to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(b)	Rounds to less than $0.005.
(c)	Reflects a voluntary waiver of management fees by GE Asset Management Incorporated (“GEAM”) the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	The net and gross expense ratios include the refunded custody expense (See Note 6). Without the effect of the refunded custody expense, the net and gross ratio would have been 0.40% and 0.47%, respectively.
(e)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	69

Elfun Trusts

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16	12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date	—		—	—	—		—		5/27/35

Net asset value, beginning of period	$53.23		$54.59	$58.02	$56.07		$44.06		$40.35

Income/(loss) from investment operations:
Net investment income	0.33		0.81	0.80	0.75		0.71		0.77
Net realized and unrealized gains/(losses) on investments	6.84		2.54	0.25	6.67		14.68		7.77

Total income from investment operations	7.17		3.35	1.05	7.42		15.39		8.54

Less distributions from:
Net investment income	—		0.79	0.80	0.75		0.72		0.76
Net realized gains	—		3.92	3.68	4.72		2.66		4.07

Total distributions	—		4.71	4.48	5.47		3.38		4.83

Net asset value, end of period	$60.40		$53.23	$54.59	$58.02		$56.07		$44.06

Total return(a)	13.47%		6.08%	1.70%	13.13%		34.98%		21.27%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,593,514		$2,331,966	$2,364,319	$2,476,637		$2,326,948		$1,820,262

Ratios to average net assets:
Net expenses	0.18	%**	0.18%	0.16%	0.18	%(b)	0.15	%(b)	0.19	%(b)
Gross expenses	0.18	%**	0.18%	0.16%	0.18%		0.15%		0.19%
Net investment income	1.17	%**	1.43%	1.32%	1.26%		1.36%		1.60%
Portfolio turnover rate	10%		15%	11%	13%		12%		11%

Notes	to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

70	Financial Highlights

Elfun Diversified Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16		12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date	—		—		—	—		—		1/1/88

Net asset value, beginning of period	$17.91		$17.50		$18.78	$19.84		$18.30		$16.53

Income/(loss) from investment operations:
Net investment income	0.16		0.38		0.34	0.37		0.36		0.33
Net realized and unrealized gains/(losses) on investments	1.17		0.58		(0.57)	0.62		2.70		1.78

Total income/(loss) from investment operations	1.33		0.96		(0.23)	0.99		3.06		2.11

Less distributions from:
Net investment income	—		0.36		0.34	0.37		0.35		0.34
Net realized gains	—		0.19		0.71	1.65		1.17		—
Return of capital	—		—		—	0.03		—		—

Total distributions	—		0.55		1.05	2.05		1.52		0.34

Net asset value, end of period	$19.24		$17.91		$17.50	$18.78		$19.84		$18.30

Total return(a)	7.43%		5.48%		(1.25)%	4.95%		16.79%		12.77%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$204,999		$198,938		$209,688	$230,123		$235,903		$213,168

Ratios to average net assets:
Net expenses	0.42	%**	0.39	%(b)	0.37%	0.39	%(c)	0.33	%(c)	0.46	%(c)
Gross expenses	0.42	%**	0.39	%(b)	0.37%	0.39%		0.34%		0.47%
Net investment income	1.67	%**	1.98%		1.69%	1.79%		1.78%		1.75%
Portfolio turnover rate	115%		116%		123%	176%		144%		173%

Notes	to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(b)	The net and gross expense ratios include the refunded custody expense (See Note 6). Without the effect of the refunded custody expense, the net and gross ratio would have been 0.45%.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	71

Elfun Tax-Exempt Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16	12/31/15*	12/31/14*	12/31/13*	12/31/12*
Inception date	—		—	—	—	—	1/1/80

Net asset value, beginning of period	$11.48		$11.88	$11.97	$11.34	$12.32	$11.97

Income/(loss) from investment operations:
Net investment income	0.23		0.46	0.46	0.47	0.49	0.51
Net realized and unrealized gains/(losses) on investments	0.10		(0.40)	(0.09)	0.63	(0.98)	0.37

Total income/(loss) from investment operations	0.33		0.06	0.37	1.10	(0.49)	0.88

Less distributions from:
Net investment income	0.23		0.46	0.46	0.47	0.49	0.51
Net realized gains	—		—	—	—	0.00 (b)	0.02

Total distributions	0.23		0.46	0.46	0.47	0.49	0.53

Net asset value, end of period	$11.58		$11.48	$11.88	$11.97	$11.34	$12.32

Total return(a)	2.90%		0.42%	3.21%	9.85%	(4.06)%	7.45%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,499,211		$1,495,248	$1,588,272	$1,624,266	$1,568,533	$1,785,176

Ratios to average net assets:
Net expenses	0.20	%**	0.20%	0.18%	0.21%	0.23%	0.18%
Gross expenses	0.20	%**	0.20%	0.18%	0.21%	0.23%	0.18%
Net investment income	4.02	%**	3.84%	3.92%	4.01%	4.14%	4.18%
Portfolio turnover rate	11%		31%	22%	34%	28%	28%

Notes	to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(b)	Rounds to less than $0.005.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

72	Financial Highlights

Elfun Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16	12/31/15*	12/31/14*		12/31/13*		12/31/12*
Inception date	—		—	—	—		—		12/31/84

Net asset value, beginning of period	$11.28		$11.26	$11.57	$11.22		$11.65		$11.58

Income/(loss) from investment operations:
Net investment income	0.15		0.30	0.32	0.29		0.29		0.26
Net realized and unrealized gains/(losses) on investments	0.14		0.09	(0.29)	0.35		(0.40)		0.42

Total income/(loss) from investment operations	0.29		0.39	0.03	0.64		(0.11)		0.68

Less distributions from:
Net investment income	0.14		0.28	0.32	0.29		0.29		0.26
Net realized gains	—		0.09	0.02	0.00	(c)	0.03		0.35

Total distributions	0.14		0.37	0.34	0.29		0.32		0.61

Net asset value, end of period	$11.43		$11.28	$11.26	$11.57		$11.22		$11.65

Total return(a)	2.58%		3.52%	0.22%	5.75%		(0.95)%		5.94%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$271,629		$276,142	$289,872	$312,756		$319,994		$364,407

Ratios to average net assets:
Net expenses	0.33	%**	0.31%	0.28%	0.29	%(b)	0.28	%(b)	0.23	%(b)
Gross expenses	0.33	%**	0.31%	0.28%	0.29%		0.29%		0.25%
Net investment income	2.63	%**	2.63%	2.71%	2.50%		2.53%		2.20%
Portfolio turnover rate	176%		238%	278%	326%		330%		402%

Notes	to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Rounds to less than $0.005.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	73

Elfun Government Money Market Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/17†		12/31/16		12/31/15*		12/31/14*		12/31/13*		12/31/12*
Inception date	—		—		—		—		—		6/13/90

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income/(loss) from investment operations:
Net investment income (loss)	0.00	(b)	(0.00	)(b)	—		—		—		—

Less distributions from:
Net investment income	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	—		—
Net realized gains	—		—		—		—		0.00	(b)	—

Total distributions	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return(a)	0.19%		0.06%		0.08%		0.05%		0.04%		0.00%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$107,605		$111,339		$129,039		$139,218		$166,530		$164,529

Ratios to average net assets:
Net expenses	0.34	%**	0.49	%(d)	0.09	%(c)	0.05	%(c)	0.11	%(c)	0.18	%(c)
Gross expenses	0.34	%**	0.49	%(d)	0.25%		0.36%		0.34%		0.32%
Net investment income (loss)	0.38	%**	(0.11	)%(d)	—%		—%		—%		—%

Notes	to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(b)	Rounds to less than $0.005.
(c)	Reflects a voluntary waiver of management fees and/or subsidy of certain expenses by GEAM, the adviser and administrator of the Fund prior to July 1, 2016.
(d)	Ratio includes income tax expense. Without this expense, the net and gross expense ratios would have been 0.33% and the net investment income ratio would have been 0.05%.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

74	Financial Highlights

This page has been intentionally left blank.

Elfun Funds

Statements of Assets and Liabilities — June 30, 2017 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts	Elfun Diversified Fund

Assets
Investments in securities, at fair value (cost $187,970,294; $1,462,723,038; $132,844,437; $1,417,937,635; $266,805,466 and $0, respectively)	$217,927,640	$2,520,378,980	$137,092,109
Investments in affiliated securities, at fair value (cost $0, $0, $56,763,586, $0, $0, and $0, respectively)	—	—	58,839,835
Short-term investments, at fair value	—	—	3,871,483
Short-term affiliated investments, at fair value	4,752,027	70,937,689	12,399,178
Repurchase agreements	—	—	—
Cash	—	—	5,794
Restricted cash	125,000	—	—
Foreign currency (cost $189,725; $0; $33,907; $0; $0 and $0, respectively)	190,023	—	33,961
Receivable for investments sold	372,511	13,680,322	179,735
Income receivable	761,198	1,428,650	499,605
Receivable for fund shares sold	6,291	39,649	17,589
Income receivable from affiliated investments	3,127	50,684	9,231
Receivable for variation margin on open futures contracts	—	—	—
Other assets	496	4,005	487

Total assets	224,138,312	2,606,519,979	212,949,007

Liabilities
Distribution payable to shareholders	—	—	—
Payable for investments purchased	466,090	11,851,346	7,679,407
Payable for fund shares redeemed	15,217	573,848	34,401
Payable for variation margin on open centrally cleared swap contracts	—	—	3,355
Payable for variation margin on open futures contracts	1,313	—	3,633
Payable to the Adviser (Note 6)	38,829	298,019	28,785
Payable to the Custodian (Note 6)	48,824	47,455	149,046
Accrued other expenses	66,583	235,361	51,335
Accrued foreign capital gains tax	44,181	—	—

Total liabilities	681,037	13,006,029	7,949,962

Net Assets	$223,457,276	$2,593,513,950	$204,999,045

Net Assets Consist Of:
Capital paid in	$215,012,632	$1,397,312,684	$181,063,227
Undistributed (distributions in excess of) net investment income	2,857,390	14,623,958	1,687,814
Accumulated net realized gain (loss)	(24,341,018)	123,921,366	16,031,775
Net unrealized appreciation (depreciation) on:
Investments	29,913,165	1,057,655,942	6,323,920
Futures	8,101	—	(61,070)
Swap contracts	—	—	(46,642)
Foreign currency related translations	7,006	—	21

Net Assets	$223,457,276	$2,593,513,950	$204,999,045

Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	10,615,853	42,935,896	10,652,387
Net asset value, offering and redemption price per share	$21.05	$60.40	$19.24

The accompanying Notes are an integral part of these financial statements.

76	Statements of Assets and Liabilities

Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$1,487,436,841	$269,619,450	$—
—	—	—
—	—	98,664,196
3,562,121	28,387,941	—
—	—	8,854,000
—	—	764
—	—	—
—	—	—
—	2,467,782	—
20,251,662	1,571,589	26,956
28,286	56,141	176,008
5,817	19,894	—
—	1,337	—
1,834	612	—

1,511,286,561	302,124,746	107,721,924

1,529,340	136,900	4,540
9,972,179	30,144,031	—
204,517	24,841	19,950
—	14,818	—
—	—	—
198,271	38,172	8,864
45,319	84,778	34,497
125,697	51,865	49,427
—	—	—

12,075,323	30,495,405	117,278

$1,499,211,238	$271,629,341	$107,604,646

$1,446,607,499	$270,686,733	$107,594,016
62,813	500,589	—
(16,958,280)	(1,871,039)	10,630

69,499,206	2,813,984	—
—	(295,737)	—
—	(205,189)	—
—	—	—

$1,499,211,238	$271,629,341	$107,604,646

129,458,282	23,756,507	107,594,017
$11.58	$11.43	$1.00

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	77

Elfun Funds

Statements of Operations — For the period ended June 30, 2017 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts

Investment Income
Income
Dividend	$3,675,478	$16,624,064
Interest	—	—
Income from affiliated investments	9,593	212,681
Less: Foreign taxes withheld	(420,525)	—

Total income	3,264,546	16,836,745

Expenses
Advisory and administration fees (Note 6)	229,177	1,790,601
Blue Sky fees	17,639	21,709
Transfer agent fees	65,501	255,347
Trustees’ fees (Note 6)	10,177	20,625
Custody and accounting expenses — net (Note 6)	43,680	42,110
Professional fees	21,195	67,993
Other expenses	19,787	67,969

Total expenses	407,156	2,266,354

Net investment income	$2,857,390	$14,570,391

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	$(1,389,873)	$123,162,306
Affiliated investments	—	—
Futures	24,485	—
Swap contracts	—	—
Foreign currency transactions	27,041	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	23,550,515	173,868,778
Futures	22,971	—
Swap contracts	—	—
Foreign currency translations	30,660	—

Net realized and unrealized gain (loss) on investments	22,265,799	297,031,084

Net Increase in Net Assets Resulting from Operations	$25,123,189	$311,601,475

The accompanying Notes are an integral part of these financial statements.

78	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$1,093,587	$—	$24,144	$—
835,463	31,267,520	3,904,099	388,005
208,455	58,968	92,957	—
(28,666)	—	—	—

2,108,839	31,326,488	4,021,200	388,005

175,436	1,217,290	236,585	56,199
17,351	21,738	21,284	22,204
52,618	115,185	62,854	39,203
10,126	17,160	10,567	13,062
123,460	42,346	84,459	31,505
22,398	49,576	20,864	13,222
19,636	43,418	14,967	9,814

421,025	1,506,713	451,580	185,209

$1,687,814	$29,819,775	$3,569,620	$202,796

$17,818,708	$(2,986,044)	$787,235	$—
(905)	—	—	—
219,309	—	(22,043)	—
(73,445)	—	(325,837)	—
10,526	—	—	—

(5,097,210)	16,224,687	3,290,236	—
7,668	—	(262,101)	—
6,551	—	22,923	—
5,452	—	—	—

12,896,654	13,238,643	3,490,413	—

$14,584,468	$43,058,418	$7,060,033	$202,796

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	79

Elfun Funds

Statements of Changes in Net Assets

	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income	$2,857,390	$4,526,167	$14,570,391	$32,964,856
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	(1,338,347)	(8,030,994)	123,162,306	159,847,790
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	23,604,146	799,885	173,868,778	(55,725,752)

Net increase (decrease) from operations	25,123,189	(2,704,942)	311,601,475	137,086,894

Distributions to shareholders from:
Net investment income	—	(4,463,973)	—	(32,335,578)
Net realized gains	—	—	—	(160,319,290)

Total distributions	—	(4,463,973)	—	(192,654,868)

Increase (decrease) in assets from operations and distributions	25,123,189	(7,168,915)	311,601,475	(55,567,974)

Share transactions:
Proceeds from sale of shares	1,970,659	2,430,974	27,829,573	40,411,417
Value of distributions reinvested	—	3,907,294	(2,059)	153,709,493
Cost of shares redeemed	(11,680,900)	(25,572,843)	(77,880,800)	(170,906,653)

Net increase (decrease) from share transactions	(9,710,241)	(19,234,575)	(50,053,286)	23,214,257

Total increase (decrease) in net assets	15,412,948	(26,403,490)	261,548,189	(32,353,717)

Net Assets
Beginning of period	208,044,328	234,447,818	2,331,965,761	2,364,319,478

End of period	$223,457,276	$208,044,328	$2,593,513,950	$2,331,965,761

Undistributed (distributions in excess of) net investment income, end of period	$2,857,390	$—	$14,623,958	$53,567

Changes in Fund Shares
Shares sold	97,648	132,254	480,069	743,822
Issued for distributions reinvested	—	211,202	(38)	2,868,785
Shares redeemed	(589,891)	(1,376,432)	(1,349,722)	(3,114,327)

Net increase (decrease) in fund shares	(492,243)	(1,032,976)	(869,691)	498,280

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

80	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016

$1,687,814	$4,040,207	$29,819,775	$60,486,408
17,974,193	1,343,065	(2,986,044)	6,696,290
(5,077,539)	5,399,857	16,224,687	(58,359,640)

14,584,468	10,783,129	43,058,418	8,823,058

—	(3,868,950)	(29,819,767)	(60,486,424)
—	(2,076,599)	—	—

—	(5,945,549)	(29,819,767)	(60,486,424)

14,584,468	4,837,580	13,238,651	(51,663,366)

2,038,859	4,779,752	22,498,794	48,922,399
—	5,262,614	20,623,915	41,507,987
(10,562,003)	(25,630,482)	(52,398,124)	(131,791,304)

(8,523,144)	(15,588,116)	(9,275,415)	(41,360,918)

6,061,324	(10,750,536)	3,963,236	(93,024,284)

198,937,721	209,688,257	1,495,248,002	1,588,272,286

$204,999,045	$198,937,721	$1,499,211,238	$1,495,248,002

$1,687,814	$—	$62,813	$62,805

109,834	269,206	1,950,908	4,092,545
—	294,485	1,785,084	3,484,183
(566,663)	(1,436,390)	(4,541,305)	(11,040,847)

(456,829)	(872,699)	(805,313)	(3,464,119)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	81

Elfun Funds

Statements of Changes in Net Assets

	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016	Six Months Ended June 30, 2017(a)	Year Ended December 31, 2016

Increase (Decrease) in Net Assets

Operations:
Net investment income (loss)	$3,569,620	$7,612,431	$202,796	$(127,654)
Net realized gain (loss) on investments, futures and swap contracts	439,355	(57,329)	—	10,630
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	3,051,058	2,720,054	—	—

Net increase (decrease) from operations	7,060,033	10,275,156	202,796	(117,024)

Distributions to shareholders from:
Net investment income	(3,364,658)	(7,122,727)	(202,796)	(60,312)
Net realized gains	—	(2,276,996)	—	—

Total distributions	(3,364,658)	(9,399,723)	(202,796)	(60,312)

Increase (decrease) in assets from operations and distributions	3,695,375	875,433	—	(177,336)

Share transactions:
Proceeds from sale of shares	5,521,505	14,597,102	19,569,838	49,553,491
Value of distributions reinvested	2,564,069	7,166,423	185,047	54,419
Cost of shares redeemed	(16,293,804)	(36,369,200)	(23,488,771)	(67,515,314)

Net increase (decrease) from share transactions	(8,208,230)	(14,605,675)	(3,733,886)	(17,907,404)

Contribution from Advisor (Note 7)	—	—	—	384,504

Total increase (decrease) in net assets	(4,512,855)	(13,730,242)	(3,733,886)	(17,700,236)

Net Assets
Beginning of period	276,142,196	289,872,438	111,338,532	129,038,768

End of period	$271,629,341	$276,142,196	$107,604,646	$111,338,532

Undistributed (distributions in excess of) net investment income, end of period	$500,589	$295,627	$—	$—

Changes in Fund Shares
Shares sold	486,138	1,268,324	19,569,838	49,553,491
Issued for distributions reinvested	225,217	625,653	185,047	54,419
Shares redeemed	(1,432,977)	(3,162,952)	(23,488,771)	(67,515,314)

Net decrease in fund shares	(721,622)	(1,268,975)	(3,733,886)	(17,907,404)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

82	Statements of Changes in Net Assets

Elfun Funds

Notes to Financial Statements — June 30, 2017 (Unaudited)

1.	Organization of the Funds

The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Prior to July 1, 2016, the Funds operated as Employees’ Securities Companies (as defined in the 1940 Act) and as such were exempt from certain provisions of the 1940 Act. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Funds:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Repurchase Agreements  Some of the Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objectives or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

At June 30, 2017, the Elfun Government Money Market Fund had investments in repurchase agreements with a gross value of $8,854,000. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2017.

Foreign Currency  Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Funds are subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds entered into derivative transactions (such as

Notes to Financial Statements	83

Elfun Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

options, futures, options on future, interest rate futures, interest rate swaps and credit default swaps) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities, or to manage: yield, interest rate exposure (also known as duration), exposure to credit quality, and to gain exposure to certain market segments.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the six-month period ended June 30, 2017, the Elfun International Equity Fund entered into stock index futures contracts for the purpose of gaining market exposure and investing residual cash positions. The Elfun Diversified Fund entered into futures contracts on various stock indices, bonds and notes for the purposes of gaining market exposure, investing residual cash positions and managing duration of fixed income investments. The Elfun Tax-Exempt Income Fund and Elfun Income Fund invested in futures contracts on bonds and notes for to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments  The Elfun Income Fund and Elfun Diversified Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Credit Default Swaps  During the six-month period ended June 30, 2017, the Elfun Diversified Fund and the Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same

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referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Forward Foreign Currency Exchange Contracts  Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in a Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. A Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of a Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of a Fund’s commitment with respect to the contract. None of the Funds held any open forward foreign currency exchange contracts at June 30, 2017.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

A Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with a Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on bonds are computed using the effective yield method.

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Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds.

Federal Income Taxes  The Funds intend to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income, tax-exempt income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made for the Funds, except for the Elfun Government Money Market Fund, where a provision for income tax related to the capital contribution discussed in Note 7 is reflected in the Statement of Operations. Each Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

•	Level 1 — Quoted prices for identical investments in active markets.

•	Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment advisor performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings, and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based

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on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Board of Trustees of each Fund (each, a “Board”) that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances, the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the prevailing rates of exchange at period end.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of a Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following tables present each Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities†
	Common Stock	$217,927,640	$—	$—	$217,927,640
	Short-Term Investments	4,752,027	—	—	4,752,027

	Total Investments in Securities	$222,679,667	$—	$—	$222,679,667

	Other Financial Instruments*
	Short Futures Contracts — Unrealized Appreciation	$8,101	$—	$—	$8,101

Elfun Trusts	Investments in Securities†
	Common Stock	$2,520,378,980	$—	$—	$2,520,378,980
	Short-Term Investments	70,937,689	—	—	70,937,689

	Total Investments in Securities	$2,591,316,669	$—	$—	$2,591,316,669

Elfun Diversified Fund	Investments in Securities†
	Domestic Equity	$71,331,843	$—	$—	$71,331,843
	Foreign Equity	1,972,660	—	—	1,972,660
	U.S. Treasuries	—	15,116,207	—	15,116,207
	Agency Mortgage Backed	—	17,367,352	—	17,367,352
	Agency Collateralized Mortgage Obligations	—	741,977	—	741,977
	Asset Backed	—	363,318	—	363,318
	Corporate Notes	—	25,991,016	—	25,991,016
	Non-Agency Collateralized Mortgage Obligations	—	3,229,760	176,117	3,405,877
	Sovereign Bonds	—	565,112	—	565,112
	Municipal Bonds and Notes	—	348,930	—	348,930
	FNMA (TBA)	—	—	787	787
	Exchange Traded & Mutual Funds	58,726,865	—	—	58,726,865
	Short-Term Investments	16,250,675	19,986	—	16,270,661

	Total Investments in Securities	$148,282,043	$63,743,658	$176,904	$212,202,605

	Other Financial Instruments*
	Credit Default Swap Contracts —Unrealized Depreciation	$—	$(46,642)	$—	$(46,642)
	Long Futures Contracts — Unrealized Depreciation	(48,945)	—	—	(48,945)
	Short Futures Contracts — Unrealized Appreciation	8,832	—	—	8,832
	Short Futures Contracts — Unrealized Depreciation	(20,957)	—	—	(20,957)

	Total Other Financial Instruments	$(61,070)	$(46,642)	$—	$(107,712)

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Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities†
	Municipal Bonds and Notes	$—	$1,487,436,841	$—	$1,487,436,841
	Short-Term Investments	3,562,121	—	—	3,562,121

	Total Investments in Securities	$3,562,121	$1,487,436,841	$—	$1,490,998,962

Elfun Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$59,656,007	$—	$59,656,007
	Agency Mortgage Backed	—	71,988,872	—	71,988,872
	Agency Collateralized Mortgage Obligations	—	3,407,200	—	3,407,200
	Asset Backed	—	1,751,781	—	1,751,781
	Corporate Notes	—	113,170,834	—	113,170,834
	Non-Agency Collateralized Mortgage Obligations	—	14,182,321	735,365	14,917,686
	Sovereign Bonds	—	2,576,020	—	2,576,020
	Municipal Bonds and Notes	—	1,791,470	—	1,791,470
	FNMA (TBA)	—	—	3,153	3,153
	Preferred Stock	356,427	—	—	356,427
	Short-Term Investments	28,387,941	—	—	28,387,941

	Total Investments in Securities	$28,744,368	$268,524,505	$738,518	$298,007,391

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(205,189)	$—	$(205,189)
	Long Futures Contracts — Unrealized Depreciation	(222,674)	—	—	(222,674)
	Short Futures Contracts — Unrealized Appreciation	44,338	—	—	44,338
	Short Futures Contracts — Unrealized Depreciation	(117,401)	—	—	(117,401)

	Total Other Financial Instruments	$(295,737)	$(205,189)	$—	$(500,926)

Elfun Government Money Market Fund	Investments in Securities†
	U.S. Treasuries	$—	$43,746,258	$—	$43,746,258
	U.S. Government Agency Obligations	—	54,917,938	—	54,917,938
	Repurchase Agreements	—	8,854,000	—	8,854,000

	Total Investments in Securities	$—	$107,518,196	$—	$107,518,196

†	See Schedules of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are recognized at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2017 is not presented.

Notes to Financial Statements	89

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4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statements of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2017.

	Asset Derivatives June 30, 2017			Liability Derivatives June 30, 2017
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Elfun International Equity Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	8,101	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

Elfun Diversified Fund
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—		Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(803	)*
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	8,832	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(69,099	)*
Credit Risk Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	—		Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	(46,642	)*

Elfun Income Fund
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	44,338	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(340,075	)*
Credit Risk Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	—		Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	(205,189	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures and credit default swap contracts contracts as reported in the Schedules of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on each Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Elfun International Equity Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	24,486	22,971

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Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Elfun Diversified Fund
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	184,444	61,752
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	34,865	(54,084)
Credit Risk Contracts	Realized gain/(loss) on credit default swaps Increase/ (decrease) in unrealized appreciation/(depreciation) on swap contracts	(73,445)	6,551

Elfun Income Fund
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	(22,043)	(262,101)
Credit Risk Contracts	Realized gain/(loss) on credit default swaps Increase/ (decrease) in unrealized appreciation/(depreciation) on swap contracts	(325,837)	22,923

During the six-month period ended June 30, 2017, the Funds had an average notional value of long and short futures contracts as shown below. The Elfun Diversified Fund and Elfun Income Fund had average notional values of $3,318,031 and $14,555,992 on credit default swaps, respectively. Please refer to the table following the Schedule of Investments for open futures contracts and open swap contracts at June 30, 2017.

Fund	Long Futures Contracts	Short Futures Contracts
Elfun International Equity Fund	$2,652,077	$1,226,594
Elfun Diversified Fund	10,689,415	5,031,089
Elfun Income Fund	34,912,102	20,415,732

5.	Line of Credit

Currently, the Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017, unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The credit facility was not utilized by the Funds during the six-month period ended June 30, 2017.

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6.	Compensation and Fees paid to Affiliates

SSGA Funds Management, Inc. (“SSGA FM”), a registered investment adviser, was retained by each Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%

SSGA FM may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Elfun Government Money Market Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in SSGA FM’s sole discretion. The Elfun Government Money Market Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction for up to three years from the date reduced, provided that the total operating expense ratio for the Elfun Government Money Market Fund, after giving effect to the recoupment, would not exceed 0.60% for the fiscal year in which the recoupment is made. SSGA FM may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. Any future reimbursement by the Elfun Government Money Market Fund of the Voluntary Reduction would increase the expenses and reduce the yield of the Elfun Government Money Market Fund. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. SSGA FM did not waive or reimburse any expenses during the period ended June 30, 2017 or during any prior periods.

Under a separate agreement, the former adviser waived/reimbursed $36,506 during the year ended December 31, 2016. That agreement was terminated effective July 1, 2016.

State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Funds to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Trustee Compensation  The Funds pay no compensation to their Trustees who are officers or employees of SSGA FM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to independent Trustees is reflected on the Statements of Operations. These fees are allocated pro-rata across funds and share classes served by the Trustees and are based upon the relative net assets of each fund. (For additional information about Trustees’ compensation please refer to the Funds’ Statement of Additional Information).

7.	Capital Contribution

In connection with the sale of its asset management business to State Street Global Advisors, Inc., GE Asset Management Incorporated on October 20, 2016 made a contribution to the Elfun Government Money Market Fund in the amount of $314,868, which contribution has restored the Fund’s mark-to-market net asset value to $1.00 per unit. In addition, GE Asset Management Incorporated agreed to make a voluntary contribution of $69,636 in connection with a prior year distribution matter.

92	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2017, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$35,828,901	$40,634,115
Elfun Trusts	—	—	248,042,805	305,893,002
Elfun Diversified Fund	107,320,849	110,115,861	113,002,205	112,607,360
Elfun Tax-Exempt Income Fund	—	—	199,179,016	165,818,551
Elfun Income Fund	462,185,832	447,260,412	14,830,965	41,413,632

9.	New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Funds and concluded that it will be limited to additional disclosures.

10.	Income Taxes

The Funds are subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to any Fund’s net assets required under ASC 740. Each Fund’s 2013, 2014, 2015 and 2016 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2017, information on the tax cost of investments was as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

Elfun International Equity Fund	$195,738,547	$37,036,527	$(10,095,407)	$26,941,120
Elfun Trusts	1,532,901,667	1,066,339,914	(7,924,912)	1,058,415,002
Elfun Diversified Fund	207,883,815	6,673,269	(2,354,479)	4,318,790
Elfun Tax-Exempt Income Fund	1,421,532,776	77,094,695	(7,628,509)	69,466,186
Elfun Income Fund	295,293,864	4,684,483	(1,970,956)	2,713,527
Elfun Government Money Market Fund	107,518,196	—	—	—

During the fiscal year ended December 31, 2016, the Funds utilized prior year capital loss carryovers as follows:

Fund	Amount

Elfun Tax-Exempt Income Fund	$6,685,633
Elfun Income Fund	40,119

Any qualified late-year loss is deemed to arise on the first day of a Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, a Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The following Funds elected to defer qualified late-year losses for the fiscal year ended December 31, 2016 as follows:

Fund	Capital	Ordinary

Elfun Income Fund	$2,262,052	$—

As of December 31, 2016, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder.

Notes to Financial Statements	93

Elfun Funds

Notes to Financial Statements, continued — June 30, 2017 (Unaudited)

To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

	Amount
Fund	Short-Term	Long-Term	Expires

Elfun International Equity Fund	$13,166,355	$—	12/31/2018
Elfun Income Fund	1,395,629	5,533,169	Unlimited
Elfun Tax-Exempt Income Fund	13,939,216	—	Unlimited

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of distributions paid during the fiscal year ended December 31, 2016, were as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

Elfun International Equity Fund	$—	$4,463,973	$—	$—	$4,463,973
Elfun Trusts	—	38,254,344	154,400,524	—	192,654,868
Elfun Diversified Fund	—	4,396,884	1,548,665	—	5,945,549
Elfun Tax-Exempt Income Fund	59,750,932	735,492	—	—	60,486,424
Elfun Income Fund	—	9,399,723	—	—	9,399,723
Elfun Government Money Market Fund	—	60,312	—	—	60,312

The tax character of distributions paid during the fiscal year ended December 31, 2015, were as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

Elfun International Equity Fund	$—	$4,270,754	$—	$—	$4,270,754
Elfun Trusts	—	32,631,167	149,723,012	—	182,354,179
Elfun Diversified Fund	—	4,151,007	7,829,636	—	11,980,643
Elfun Tax-Exempt Income Fund	61,714,924	974,024	—	—	62,688,948
Elfun Income Fund	—	8,902,979	—	—	8,902,979
Elfun Government Money Market Fund	—	104,346	—	—	104,346

Distributions to Shareholders  The Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund declare net investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income, if any, annually. All Funds declare and pay net realized capital gains distributions, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) treatment of realized and unrealized gains (losses) on foreign currency contracts, investments in futures, late year loss deferrals, unused capital losses, distributions from real estate investment trusts (“REITs”) and other equity investments, distributions in excess of earnings, litigation proceeds, corporate actions, mixed straddles, return of capital distribution from securities, and losses deferred due to wash sale transactions. Reclassifications are made to a Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of any of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the fiscal year ended December 31, 2016 were as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Loss	Paid In Capital

Elfun International Equity Fund	$(62,194)	$96,330	—	$(34,136)
Elfun Trusts	(575,711)	1,154,857	—	(579,146)
Elfun Diversified Fund	(171,257)	206,783	—	(35,526)
Elfun Income Fund	(553,817)	553,817	—	—
Elfun Government Money Market Fund	196,188	—	—	(196,188)

94	Notes to Financial Statements

Elfun Funds

Shareholder Services

Online Service

Your Elfun Mutual Fund accounts can now be accessed on the Internet at www.ssgafunds.com/geam

Here are some of the online services:

•	View account balance and transaction history

•	Make exchanges

•	Redeem shares

•	Purchase shares

•	View and order tax forms

•	View quarterly statements

•	Change address

•	Re-order money market checks

Telephone Service

Our Shareholder Service Associates are available Monday to Friday from 9:00 AM to 8:00 PM Eastern Standard Time. Call toll-free, 1-800-242-0134, for assistance.

Automated Voice Response System

You can also access your account anytime during the day, 7 days a week by dialing 1-800-242-0134. Simply follow the menu to obtain information or make certain transactions.

Contact Us By Mail

If you’d like to write to us, address your inquiries regarding your account(s) to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Shareholder Services	95

Elfun Funds

c/o U.S. Bancorp Fund Services, LLC

PO Box 701

Milwaukee, WI 53201-0701

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.ssga.com/geam

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds’ website at http://www.ssgafunds.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds’ website at http://www.ssgafunds.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.      Code of Ethics.

Not applicable to this filing.

Item 3.      Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.      Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.      Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.      Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.      Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.      Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN DIVERSIFIED FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham President (Principal Executive Officer)

Date:	September 1, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg Treasurer (Principal Financial and Accounting Officer)

Date:	September 1, 2017